AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 20, 2004
                               File No. 333-100132
                                File No. 811-9154
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 2

                                   ON FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 14

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:
                            CHRISTOPHER. PETITO, ESQ.
                                 Jorden Burt LLP
                        1025 Thomas Jefferson Street N.W.
                                 Suite 400 East
                             Washington, D.C. 20007-
 -------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485

          X    on May 1, 2004 pursuant to paragraph (b) of Rule 485 60 days after filing pursuant to paragraph (a) of Rule 485 on

               --------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

             CONSULTANT PROTECTOR VARIABLE UNIVERSAL LIFE PROSPECTUS



          Flexible Premium Variable Universal Life Insurance Policies



                                   Issued by:

                          Lincoln Benefit Life Company



                               In connection with:

                   Lincoln Benefit Life Variable Life Account



                                 Street Address:

                             2940 South 84th Street

                             Lincoln, NE 68506-4142



                                Mailing Address:

                                P. O. Box 80469

                             Lincoln, NE 68501-0469



                        Telephone Number: 1-800-865-5237



This Prospectus describes information you should know before you purchase the Consultant Protector Flexible Premium Variable Universal Life Insurance Policy.
 Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. The Policy may be unavailable for sale in some states. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The date of this Prospectus is May 1, 2004




                                  1 PROSPECTUS

TABLE OF CONTENTS
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                                 PAGE

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SUMMARY                                                                        3
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  Description of the Policy and Policy Benefits                                3
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  Risks of the Policy                                                          5
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  The Portfolios And Associated Risks                                          6
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FEE TABLES                                                                     7
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  Transaction Fees                                                             7
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  Periodic Charges Other Than Portfolio Operating Expenses                     7
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  Optional Benefit Charges                                                     8
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  Portfolio Operating Expenses                                                 9
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PURCHASE OF POLICY AND PREMIUMS                                               10
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  Application for a Policy                                                    10
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  Premium Payments                                                            10
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  Premium Limits                                                              11
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  Safety Net Premium                                                          11
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  Modified Endowment Contracts                                                11
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  Allocation of Premiums                                                      12
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POLICY VALUE                                                                  12
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  General                                                                     12
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  Accumulation Units                                                          12
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  Accumulation Unit Value                                                     12
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  Postponement of Payments                                                    13
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TRANSFERS                                                                     13
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  General                                                                     13
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  Transfers Authorized by Telephone                                           13
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  Dollar Cost Averaging                                                       14
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  Portfolio Rebalancing                                                       14
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  Market Timing and Excessive Trading                                         14
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  Trading Limitations                                                         15
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INVESTMENT AND FIXED ACCOUNT OPTIONS                                          15
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  The Subaccounts and the Portfolios                                          15
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  Voting Rights                                                               20
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  Additions, Deletions and Substitutions of Securities                        20
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  The Fixed Account                                                           20
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DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS                                21
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  Death Benefits                                                              21
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  Death Benefit Options                                                       21
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  Change to Death Benefit Option                                              22
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  Change to Face Amount                                                       22
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  Optional Insurance Benefits                                                 22
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POLICY LOANS                                                                  23
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  General                                                                     23
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  Loan Interest                                                               24
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  Loan Repayment                                                              24
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                                 PAGE

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  Pre-Existing Loan                                                           24
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  Effect on Policy Value                                                      24
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SURRENDERS AND WITHDRAWALS                                                    24
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  Surrenders                                                                  24
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  Partial Withdrawal                                                          25
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SETTLEMENT OPTIONS                                                            25
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LAPSE AND REINSTATEMENT                                                       26
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  Lapse and Grace Period                                                      26
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  Reinstatement                                                               26
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CANCELLATION AND CONVERSION RIGHTS                                            26
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  Free Look Period                                                          26
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  Conversion                                                                  26
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CHARGES AND DEDUCTIONS                                                        26
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  Premium Expense Charge                                                      26
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  Monthly Deduction                                                           27
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  Policy Fee                                                                  27
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  Administrative Expense Charge                                               27
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  Mortality and Expense Risk Charge                                           27
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  Cost of Insurance Charge                                                    27
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  Rider Charges                                                               28
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  Separate Account Income Taxes                                               28
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  Portfolio Charges                                                           28
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  Surrender Charge                                                            28
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  Transfer Fee                                                                30
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GENERAL POLICY PROVISIONS                                                     30
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  Beneficiaries                                                               30
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  Assignment                                                                  30
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  Dividends                                                                   30
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ABOUT US                                                                      30
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  Lincoln Benefit Life Company                                                30
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  The Separate Account                                                        30
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FEDERAL TAXES                                                                 31
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  Introduction                                                                31
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  Taxation of the Company and the Separate Account                            31
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  Taxation of Policy Benefits                                                 31
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  Modified Endowment Contracts                                                32
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  Diversification Requirements                                                32
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  Ownership Treatment                                                         32
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LEGAL PROCEEDINGS                                                             33
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LEGAL MATTERS                                                                 33
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FINANCIAL STATEMENTS                                                          33
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ILLUSTRATION OF POLICY VALUES, DEATH BENEFITS, AND NET SURRENDER VALUES       34
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GLOSSARY OF SPECIAL TERMS                                                     38
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                                  2 PROSPECTUS

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE

COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 38 of this prospectus.


SUMMARY
--------------------------------------------------------------------------------


DESCRIPTION OF THE POLICY AND POLICY BENEFITS
1. WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Subaccounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2. WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums.
 You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Safety Net Premium feature (discussed below), you must pay the cumulative Safety Net Premiums due. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 10 and "Federal Taxes" beginning on page 31.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 32.

3. WHAT IS THE SAFETY NET PREMIUM FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Subaccounts, as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the cumulative Safety Net Premium amount shown in your Policy. If the Insured is age 60 or less at the Issue Date, the specified period is the first twenty Policy Years.
 Otherwise, it runs from the Issue Date until the next Policy Anniversary after the Insured's 80th birthday. In some states, the Safety Net Premium Period is less than twenty years as required by law. For additional discussion, see "Purchase of Policy and Premiums - Safety Net Premium" on page 11.

When the Safety Net Premium is not in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. For more detail please see "Lapse and Reinstatement" on page 26.

4. HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Subaccounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 26. For additional discussion of your Policy Value, please see "Policy Value" on page 12.

5. WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers sixty-four (64) investment options, each of which is a Subaccount. You may invest in up to twenty-one (21) Subaccounts or twenty (20) Subaccounts plus the Fixed Account. Each Subaccount invests in a single Portfolio. See "Investment and Fixed Account Options - The Portfolios" on page 15 for a listing of the Subaccounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 5 and "Transfers - Excessive Trading Limits" on page 14.

6. HOW ARE MY PREMIUMS ALLOCATED?


                                  3 PROSPECTUS

Before your Premiums are allocated to the Policy Value, we deduct a Premium Expense Charge of 5.25%. For more detail, see "Charges and Deductions" on page
26. The amount remaining after the deduction of the Premium Expense Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 12.

Generally, we allocate your initial Premiums to the Subaccounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Subaccounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 12. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Subaccounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7. MAY I TRANSFER POLICY VALUE AMONG THE SUBACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Subaccounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 14.

8. WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 23 and "Death Benefits and Optional Insurance Benefits" on page 21.

9. HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the first Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $100,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 22.
 In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 31.

11. DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first fourteen Policy Years and the first fourteen years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 28.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page 24.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the


                                  4 PROSPECTUS

Policy" on page 5 and "Federal Taxes - Taxation of Policy Benefits" on page 31.

12.MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 23. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 31.

13. CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Subaccounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14. CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 20 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 26.


RISKS OF THE POLICY
1.   IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Safety Net Premium feature. The value of your Policy fluctuates with the performance of the investment options you choose.
 Your investment options may not perform to your expectations. Your Policy Values in the Subaccounts may rise or fall depending on the performance of the Portfolios in which the Subaccounts invest and the charges under your Policy.
 For more detail, please see "The Portfolios and Associated Risks" on page 6 and "Investment and Fixed Account Options" on page 15. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2. IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3. CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Safety Net Premium feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 26. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 31.

4. ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Subaccounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis.
 Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 31.

5. WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $500, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. While the surrender charge does not apply to partial withdrawals, we impose a $10 service fee on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit, See "Partial Withdrawals" on page 25. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 31.

6. WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $10 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy


                                  5 PROSPECTUS

Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Market Timing & Excessive Trading" on page 14.

7. WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions: Surrender Charge" on page 28. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 31.

8. WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes
- Modified Endowment Contracts" on page 32.

9. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 31.


THE PORTFOLIOS AND ASSOCIATED RISKS
1.   WHAT IS A PORTFOLIO?

Each of the Subaccounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the accompanying Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Subaccounts currently invest in the Portfolios set forth in this Prospectus. Some of the Subaccounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Subaccounts and the Portfolios" on page 15.

2. WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Subaccounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Subaccounts and the Portfolios" on page 15.

3. HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Subaccounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.


                                  6 PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES
          Charge             When Charge is Deducted       Amount Deducted
          ------             -----------------------       ---------------
Premium Expense Charge       When you pay a Premium.   5.25% of the Premium
                                                        amount.

Surrender Charge (per $1000  When you surrender your
 of Face Amount)(1)           Policy during the first
                                14 Policy Years.

                                                       Minimum: $4.70 per
                                                        $1000.
 Minimum and Maximum                                   Maximum: $56.58 per
 Initial Surrender Charge:                              $1000

 Initial Surrender Charge                              $27.36 per $1000.
 for 45 year-old male
 non-smoker, $120,000 Face
 Amount

Transfer Fee (2)             Second and each           $10.00 maximum; $0
                              subsequent transfer in    current
                              each calendar month.

Partial Withdrawal Service   When you make a           $10.00 per withdrawal
 Fee                          withdrawal.

Loan Interest Rate (3)       When you have a Policy    Interest Rate on
                              Loan                      Preferred Loans 4%
                                                       Interest Rate on
                                                        Standard Loans 5%


(1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's age at issue, sex and status as a smoker. An additional surrender charge applies to Face Amount increases. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2) Currently, we are waiving this fee.

(3) When we make a Policy Loan, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. The amounts allocated to the Loan Account are currently credited with interest at 4%. For more information, see "Policy Loans" on page 23.

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES.
 EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
           Charge                  When Charge is          Amount Deducted
           ------                  ---Deducted---          ---------------
                                      --------
Cost of Insurance Charge (per         Monthly          5.25% of the Premium
 $1000 Net Amount at Risk)(1)                           amount.

Minimum and Maximum COI                                Guaranteed:
 Charge:                                                Minimum:  $0.05750 per
                                                        $1000.
                                                        Maximum: $83.33333 per
                                                        $1000.
                                    Current:
                                                        Minimum:  $0.01029 per
                                                        $1000.
                                                        Maximum: $33.67500 per
                                                        $1000


Minimum & Maximum COI Charge                           Guaranteed:
 for a 45-year old Male                                 Minimum:  $0.28750 per
 Non-Smoker, $120,000 Face                              $1000.
 Amount                                                 Maximum:  $83.33333 per
                                                        $1000.
                                    Current:
                                                        Minimum:  $0.22686 per
                                                        $1000.
                                                        Maximum: $22.06250 per
                                                        $1000.

Administrative Expense Charge  Monthly                 Annual Rate for Policy
 (per $1000 Initial Face                                Years 1-20: 0.3504 per
 Amount)(2)                                             $1000.
                                                       Annual Rate for Policy
                                                        Years 21+: 0.1992 per
                                                        $1000

Policy Fee                     Monthly                 Policy Year 1: $16.50
                                                       Policy Years 2+:
                                                        Guaranteed:  $10.00
                                                        Current:   $ 6.25

Mortality and Expense Risk     Monthly                 Annual Rate for Policy
 Charge (as a percentage of                             Years 1-14: 0.55%.
 total monthly Subaccount                              Annual Rate for Policy
 Value)(3)                                              Years 15+: 0.15%.

..



                                  7 PROSPECTUS

(1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see "Charges and Deductions" on page 26.
   The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)The monthly Administrative Expense Charge is $0.0292 per $1,000 of Face Amount for the first 20 Policy Years, and $0.0166 per $1,000 of Face Amount thereafter.

(3)The monthly mortality and expense risk charge is 0.046% for the first 14 Policy Years and 0.012% thereafter. We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.

                            OPTIONAL BENEFIT CHARGES


                                  8 PROSPECTUS

Currently, we are offering the following optional riders. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below.
 The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 22 below:

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
      Optional Benefit             When Charge is          Amount Deducted
      ----------------             ---Deducted---          ---------------
                                      --------
Children's Level Term Rider                            $2.50 per unit
 (per $5,000 unit of
 coverage)                            Monthly

Accidental Death Benefit
 Rider (per $1,000 of benefit
 amount) (1) Monthly
                                                       Minimum COI:  $0.08333
                                                        per $1,000
 Minimum and maximum COI                               Maximum COI:  $0.13333
 Charge:                                                per $1,000
Minimum and maximum COI                                Minimum COI:  $0.10 per
 charge for a 45-year old                               $1,000
 Male Non-Smoker, $120,000                             Maximum COI:  $0.10 per
 face amount:                                           $1,000

Continuation of Premium Rider
 (per $100 of benefit amount)
 (2) Monthly
                                                       Minimum COI:  $0.23000
 Minimum and maximum COI                                per $100
 Charge:                                               Maximum COI:  $1.54000
                                                        per $100
 Minimum and maximum COI                               Minimum COI:  $0.53 per
 charge for a 45-year old                               $100
 Male Non-Smoker, $120,000                             Maximum COI:  $0.53 per
 face amount:                                           $100

Additional Insured Rider (per         Monthly          Guaranteed:
 $1000 of benefit amount) (3)                          Minimum COI:  $0.05750
 Minimum and maximum COI                                per $1,000
 Charge:                                               Maximum COI:  $83.33333
                                                        per $1,000
                                                       Current:
                                                       Minimum COI:  $0.01833
                                                        per $1,000
                                                       Maximum COI:  $33.67500
                                                        per $1,000
 Minimum and maximum COI                               Guaranteed:
 charge for a 45-year old                              Minimum COI:  $0.05750
 Male Non-Smoker, $120,000                              per $1,000
 face amount:                                          Maximum COI:  $83.33333
                                                        per $1,000
                                                       Current:
                                                       Minimum COI:  $0.22686
                                                        per $1,000
                                                       Maximum COI:  $22.06250
                                                        per $1,000

Primary Insured Term                  Monthly          Guaranteed:
 Insurance Benefit Rider(4)                            Minimum COI:  $0.05750
 Minimum and maximum COI                                per $1,000
 Charge:                                               Maximum COI:  $83.33333
                                                        per $1,000
                                                       Current:
                                                       Minimum COI:  $0.01900
                                                        per $1,000
                                                       Maximum COI:  $25.25583
                                                        per $1,000
 Minimum and maximum COI                               Guaranteed:
 charge for a 45-year old                              Minimum COI:  $0.05750
 Male Non-Smoker, $120,000                              per $1,000
 face amount:                                          Maximum COI:  $83.33333
                                                        per $1,000
                                                       Current:
                                                       Minimum COI:  $0.6167
                                                        per $1,000
                                                       Maximum COI:  $17.03083
                                                        per $1,000

Accelerated Death Benefit                              N/A
 Rider (5)                              N/A

Full Surrender Charge                                  N/A
 Adjustment Rider (5)                   N/A


(1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                  9 PROSPECTUS

(3) The applicable charge depends on the Insured's age, sex and underwriting status when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider may be added to your Policy at any time. The Full Surrender Charge Adjustment rider may only be added to your Policy at issue


PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET
ASSETS)


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                                           Minimum               Maximum
-------------------------------------------------------------------------------
Total Annual Operating
Expenses/(1)/ (expenses that are
deducted from Portfolio assets,
which may include management fees,
distribution and/ or service                0.29%                 7.06%
(12b-1) fees, and other expenses)
-------------------------------------------------------------------------------


1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.


PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us.
 Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.


PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required


                                  10 PROSPECTUS

Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 31. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Safety Net Premium" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid.
 Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Safety Net Premium amount.


PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code.
 Accordingly, we will not accept any Premium, which would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 32 below for more information.


SAFETY NET PREMIUM. The Safety Net Premium feature can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the Insured is age 60 or under at the Issue Date, the specified period is the first twenty Policy Years. Otherwise, the specified period runs until the Policy Anniversary after the Insured's 80th birthday. In some states, the Safety Net Premium period of twenty years is not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due.
 For additional discussion of lapse, please see "Lapse and Reinstatement" on page 26. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends.
 Once the Safety Net Premium guarantee terminates, you cannot reinstate it and your Policy stays in force only as long as the Net Surrender Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 26.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.


                                  11 PROSPECTUS

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.


ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Subaccount and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

Usually, we allocate your initial Net Premium to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Subaccounts and the Fixed Account on the date we receive it. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Subaccounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 26.


POLICY VALUE
--------------------------------------------------------------------------------


GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Subaccounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Subaccounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Subaccount in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Subaccounts and the Fixed Account, as described in "Allocation of Premiums" above.


ACCUMULATION UNITS. We determine the number of Accumulation Units in each Subaccount to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Subaccount varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Subaccount on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Subaccount for the Valuation Period then ended.

The Net Investment Factor for each Subaccount is (1) divided by (2), where:

1) equals (a) the net asset value per share of the Portfolio held in the Subaccount at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Subaccount (no federal income taxes currently are applicable); and

2) is the net asset value per share of the Portfolio held in the Subaccount at the end of the last prior Valuation Period.


                                  12 PROSPECTUS

Please refer to the Prospectuses for the Portfolios that accompany this Prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Subaccount and, therefore, your Policy Value.


POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value.


TRANSFERS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 7, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Subaccount and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit.
 We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business. See "Policy Value" on page 12. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Subaccounts only during the 60-day period beginning on the Issue Date and each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
 (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts.
 In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.


TRANSFERS AUTHORIZED BY TELEPHONE.  You may make transfers by telephone.
 Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Subaccounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we


                                  13 PROSPECTUS
disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount of your choosing to up to eight options, including other Subaccounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer.
 The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions.
 If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 13 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Subaccount.
 You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Subaccount or the Fixed Account or both at a preset level. Over time, the variations in each Subaccount's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than eight (8) Subaccounts, or seven (7) Subaccounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus.
 Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one period after the Issue Date. Otherwise, your first rebalancing occurs one period after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.


MARKET TIMING & EXCESSIVE TRADING. The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Subaccounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your


                                  14 PROSPECTUS
purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Policy. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Subaccounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Subaccount or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.


INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


THE SUBACCOUNTS AND THE PORTFOLIOS.
Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We use the Net Premiums you allocate to a Subaccount to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Subaccounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Subaccounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.


                                  15 PROSPECTUS

Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund - Series I (1)
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund -
 Series I
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Dent           Long-term growth of capital
 Demographic Trends
 Fund - Series I
-------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund
- Series I
-------------------------------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital
 Equity Fund - Series    with income as a secondary
 I                       objective
-------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Growth Portfolio -      Long-term capital
 Class O                 appreciation.                 FRED ALGER MANAGEMENT,
-------------------------------------------------------INC.
Leveraged Allcap        Long-term capital
 Portfolio - Class O     appreciation.
-------------------------------------------------------
MidCap Growth           Long-term capital              ------------------------
 Portfolio - Class O     appreciation.
-------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Asset Manager/SM/       High total return with
 Portfolio - Initial     reduced risk over the long
 Class                   term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Contrafund(R)           Long-term capital
 Portfolio -Initial      appreciation.
 Class
-------------------------------------------------------
Equity-Income           Reasonable income.
 Portfolio - Initial
 Class
-------------------------------------------------------FIDELITY MANAGEMENT &
Growth Portfolio        Capital appreciation.          RESEARCH COMPANY
 -Initial Class
-------------------------------------------------------
Index 500 Portfolio -   Investment results that
 Initial Class           correspond to the total return
                         of common stocks publicly traded
                         in the United States, as
                         represented by the Standard &
                         Poor's 500/SM/Index (S&P 500(R)).
-------------------------------------------------------
Investment Grade Bond     As high a level of current
 Portfolio - Initial      income as is consistent with
 Class                    the preservation of capital.
-------------------------------------------------------
Money Market Portfolio  As high a level of current     ------------------------
 - Initial Class         income as is consistent with
                           preservation of capital and
                         liquidity.
-------------------------------------------------------
Overseas Portfolio -    Long-term growth of capital.
 Initial Class
-------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Service Shares          of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Capital Appreciation
 Portfolio -
 Institutional Shares
 (2)
-------------------------------------------------------JANUS CAPITAL MANAGEMENT
Janus Aspen Series      Long-term growth of capital.   LLC
 Foreign Stock
 Portfolio - Service
 Shares (3)
-------------------------------------------------------
Janus Aspen Series Mid  Capital appreciation
 Cap Value Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Risk-Managed Core
 Portfolio - Service
 Shares (8)
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth       in a manner consistent with
 Portfolio -Service     the preservation of capital.
 Shares
-------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
-------------------------------------------------------------------------------
Emerging Markets        Long-term capital              LAZARD ASSET MANAGEMENT
 Portfolio               appreciation                  LLC
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS High Income Series  High current income by
 - Initial Class         investing primarily in a
                         professionally managed
                         diversified portfolio of
                         fixed income securities,
                         some of which may involve
                         equity features
-------------------------------------------------------
MFS Investors Growth    Long-term growth of capital
 Stock Series -          and future income rather
 Initial Class           than current income
-------------------------------------------------------
MFS Investors Trust     Long-term growth of capital
 Series - Initial        with a secondary objective
 Class                   to seek reasonable current    MFS(TM) INVESTMENT
                         income                        MANAGEMENT
-------------------------------------------------------
MFS New Discovery       Capital appreciation.
 Series - Initial
 Class
-------------------------------------------------------
MFS Total Return        Seeks to provide
 Series - Initial        above-average income
 Class                   (compared to a portfolio
                         invested entirely inequity
                         securities) consistent with
                         the prudent employment of
                         capital and secondarily to
                         provide a reasonable
                         opportunity for growth of
                         capital and income.
-------------------------------------------------------------------------------
MFS Utilities Series -  Capital growth and current
 Initial Class          income
-------------------------------------------------------
MFS Value Series -      Capital appreciation and
 Initial Class           reasonable income
-------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA      appreciation                  OPPENHEIMERFUNDS, INC.
-------------------------------------------------------
Main Street Small Cap   Capital appreciation.
 Fund/VA                                               ------------------------
-------------------------------------------------------
PANORAMA SERIES FUND, INC.
-------------------------------------------------------------------------------
International Growth    Long term growth of capital.   OPPENHEIMERFUNDS, INC.
 Fund/VA
-------------------------------------------------------------------------------
PIMCO ADVISORS VIT
-------------------------------------------------------------------------------
PEA Science &           Capital appreciation.
 Technology Portfolio
 (9)
-------------------------------------------------------
PEA Renaissance         Long term capital              OPCAP ADVISORS, LLC
 Portfolio (9)           appreciation and income
-------------------------------------------------------
NFJ Small Cap Value     Long term capital
 Portfolio               appreciation
-------------------------------------------------------
OpCap Balanced          Growth of capital and
 Portfolio (1)           investment income             ------------------------
-------------------------------------------------------
OpCap Small Cap         Capital appreciation
 Portfolio
-------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond     To maximize total return,
 Portfolio (U.S.           consistent with preservation
 Dollar-Hedged) -          of capital and prudent
 Administrative Shares     investment management.
 (10)
-------------------------------------------------------
PIMCO VIT Money Market   To maximize current income,
 Portfolio -             consistent with preservation  PACIFIC INVESTMENT
 Administrative Shares   of capital and daily          MANAGEMENT COMPANY LLC
                         liquidity.
-------------------------------------------------------
PIMCO VIT Real Return    Maximum real return,
Portfolio -              consistent with preservation
Administrative Shares    of real capital and prudent
                         investment management
-------------------------------------------------------
PIMCO VIT Total Return  To maximize current income,
 Portfolio -             consistent with preservation  ------------------------
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
High Yield Fund -       High current income. Capital
 Class IA                growth is a secondary goal
                         when consistent with
                         achieving high current
                         income. The fund seeks its
                         goal by investing at least
                         80% in U.S. corporate rated   PUTNAM INVESTMENT
                         below investment grade (junk  MANAGEMENT LLC
                         bonds) and that have
                         intermediate to long-term
                         maturities (three years or
                         longer.)
-------------------------------------------------------
International Growth    Capital growth. Current
 and Income Fund -       income is a secondary
 Class IA                objective.                    ------------------------
-------------------------------------------------------
THE RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
Sector Rotation         Seeks long-term capital        RYDEX INVESTMENTS
 Portfolio               appreciation.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
-------------------------------------------------------------------------------
All Cap Fund (formerly     Capital appreciation
Capital Fund)-Class I      through investment in
                           securities I that the investment manager
                           believes have above-average
                           capital appreciation          SALOMON BROTHERS ASSET
                           potential.                    MANAGEMENT INC
-------------------------------------------------------
Salomon Brothers        Maximum total return,
 Variable High Yield     consistent with preservation
 Bond Fund - Class I     of capital
-------------------------------------------------------
Salomon Brothers        Long-term growth of capital
 Variable Investors      with current income as a      ------------------------
 Fund - Class I (1)      secondary objective
-------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS
-------------------------------------------------------------------------------
Balanced Portfolio-       A balance of growth and
Class A                   income from a diversified
                          portfolio of equity and
                         fixed income securities       DEUTSCHE INVESTMENT
                         income                        MANAGEMENT AMERICAS INC.


-------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS
-------------------------------------------------------------------------------
EAFE Equity Index Fund  To replicate as closely as
 - Class A               possible before deduction of
                         expenses, performance of the MSCI EAFE Index which
                         emphasizes stocks in major markets in Europe,
                         Australia, and the Far East.
-------------------------------------------------------
Equity 500 Index Fund-     To replicate as closely as       DEUTSCHE ASSET
Class A                    possible before deduction of     MANAGEMENT INC.
                           expenses, performance of the
                           S&P 500 Index which
                           emphasizes stocks of large
                           U.S. companies.

-------------------------------------------------------
Small Cap Index Fund -  To replicate as closely as
 Class A                 possible before deduction of
                          expenses, performance of the
                         Russell 2000 Index which
                         emphasizes stocks of small    ------------------------
                         U.S. companies.
-------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
Blue Chip Growth        Long-term capital growth.
 Portfolio               Income is a secondary         T. ROWE PRICE
                         objective. ASSOCIATES, INC.
-------------------------------------------------------
Equity Income           Substantial dividend income
 Portfolio               as well as long-term growth
                         of capital.                   ------------------------
-------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------
Van Eck Worldwide       Long-term capital
 Emerging Markets Fund   appreciation by investing
                         primarily in equity
                         securities in emerging
                         markets around the world
-------------------------------------------------------VAN ECK ASSOCIATES
Van Eck Worldwide       Consistent absolute            CORPORATION
 Absolute Return Fund    (positive) returns in
                         various market cycles
-------------------------------------------------------
Van Eck Worldwide Hard  Long-term capital
 Assets Fund             appreciation by investing
                         primarily in "hard asset
                         securities" with income as a  ------------------------
                         secondary consideration
-------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Seeks long-term capital
 Growth Portfolio,       appreciation by investing
 Class I (4)             primarily in growth-oriented
                         equity securities of large
                         capitalization companies
-------------------------------------------------------
Van Kampen UIF High     Above-average total return
 Yield Portfolio,       over a market cycle of three
 Class I                to five years by investing
                        primarily in high yield
                        securities.
-------------------------------------------------------VAN KAMPEN (6)
Van Kampen UIF U.S.     Seeks above-average total
 Mid Cap Value           return over a market cycle
 Portfolio, Class I      of three to five years by
 (5)                     investing in common stocks
                           and other equity securities
-------------------------------------------------------
Van Kampen UIF U.S.     Seeks to provide above
 Real Estate             average current income and
 Portfolio, Class I      long-term capital
                         appreciation by investing
                         primarily in equity
                         securities of companies
                         inteh U.S. real estate        ------------------------
                         industry, including real
                         estate investment trusts
-------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital Growth
 Aggressive Growth
 Portfolio, Class II
 (7) VAN KAMPEN ASSET
-------------------------------------------------------MANAGEMENT Van Kampen LIT
High current return
 Government Portfolio,   consistent with preservation
 Class I                 of capital
-------------------------------------------------------
 Van Kampen LIT Growth  Long-term growth of capital
 And Income Portfolio    and income.                   ------------------------
 -Class I
-------------------------------------------------------


                                  18 PROSPECTUS

(1) Effective 4/30/04, the LSA Balance Fund, LSA Basic Value Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I and Salomon Brothers Variable Investors Fund - Class I, respectively.

(2) Effective 4/30/04, the LSA Capital Appreciation Fund was merged into the Janus Aspen Series Capital Appreciation Portfolio - Institutional Shares.

(3) Effective 5/1/04 the Janus Aspen Series International Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio - Service Shares.

(4) Effective 4/30/04, the LSA Blue Chip Fund, LSA Equity Grown Fund and LSA Capital Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio, Class I.

(5) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.

(6) Morgan Stanley Investment Management Inc., the investment adviser to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(7) Effective 4/30/04, the LSA Aggressive Growth Fund and LSA Emerging Growth Fund were merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II.

(8) Effective 5/1/04, the Janus Aspen Series Risk-Managed Large Cap Core Portfolio - Service Shares changed its name to the Janus Aspen Series Risk-Managed Core Portfolio.

(9) Sub-advised by PIMCO Equity Advisors LLC.

(10) Effective 5/1/04, the PIMCO VIT Foreign Bond Portfolio - Administrative Shares Changed its name to PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares.

EACH PORTFOLIO IS SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS AND POLICIES, WHICH MAY NOT BE CHANGED WITHOUT THE APPROVAL OF A MAJORITY OF SHAREHOLDERS OF THE PORTFOLIO. PLEASE SEE THE ACCOMPANYING PROSPECTUSES OF THE PORTFOLIOS FOR ADDITIONAL INFORMATION.

 We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.


Some of the Portfolios have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio.
 Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of


                                  19 PROSPECTUS

Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. We vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.


ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

.. to operate the Separate Account in any form permitted by law;

.. to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

.. to transfer assets from one Subaccount to another, or to our general account;

.. to add, combine, or remove Subaccounts in the Separate Account;

.. to assess a charge for taxes attributable to the operations of the Separate
  Account or for other taxes, as described in "Charges and Deductions"; and

.. to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act.
 Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with


                                  20 PROSPECTUS
applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 4%. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.


DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------


DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.
 Please see "Optional Insurance Benefits" beginning on page 22. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.


DEATH BENEFIT OPTIONS.  You may choose one of two Death Benefit Options:

  Option 1:  the Death Benefit is the greater of:  (a) the Face Amount of the
  ------ -
  Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

  Option 2:  the Death Benefit is the greater of:  (a) the Face Amount plus the
  ------ -
  Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option you Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 101% at age 94 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Subaccounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage.  The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:

                EXAMPLES                      A           B

Face Amount                                $100,000    $100,000
Death Benefit Option                              1           1
Insured's Attained Age                           45          45
Policy Value on Date of Death              $ 48,000    $ 34,000
Applicable Corridor Percentage                  215%        215%
Death Benefit                              $103,200    $100,000



In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the


                                  21 PROSPECTUS

Policy Value of $34,000 multiplied by the corridor percentage of 215%).


CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.


CHANGE TO FACE AMOUNT. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 28 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 31.


OPTIONAL INSURANCE BENEFITS.
You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Safety Net Premium amount for your Policy. The riders we currently offer are described below. All of these riders may be added to your Policy at any time except the Primary Insured Rider and the Full Surrender Charge Rider, which are only available at Policy issue. In our discretion, we may offer additional riders or stop offering a rider.

.. Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25/TH/ birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25/TH/ birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

.. Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70/TH/ birthday; or (3) you ask to end the rider.

.. Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

.. Additional Insured Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75/TH/ birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.


                                  22 PROSPECTUS

.. Primary Insured Term Insurance Benefit Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until you reach age 99. Until you reach age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until you reach age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Insurance Benefit Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Insurance Benefit Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Insurance Benefit Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

.. Accelerated Death Benefit Rider.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

  (i) 50% of the Death Benefit as of the date the first request is paid; or

  (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

  (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

  (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

  (iii) pro-rata amount of any outstanding Policy Loan; and

  (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

.. Full Surrender Charge Adjustment Rider.

Under this rider, we waive the surrender charges upon full surrender of the Policy during the first five Policy Years. There is no waiver of surrender charges on partial withdrawals. In addition, full surrender charges apply in determining the maximum amount available for Policy Loan or withdrawal. The rider can only be added to the Policy at issue. There is no additional cost for the rider.

The rider is generally available for use with the Policy only in business-related situations. In order to qualify for the rider, the initial or planned Premium for the Policy at issue must be $50,000 or more. You may add the rider if it is available in your state. The rider cannot be deleted once it is added to a Policy. We may modify from time to time the criteria for qualification for the rider.


POLICY LOANS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. We usually take the transfers from the Subaccounts and the Fixed Account pro rata based upon the balances of each Subaccount and the Fixed Account. However, we do not withdraw amounts from the Fixed Account equaling more


                                  23 PROSPECTUS
than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.


LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Subaccounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate on standard loans is currently 5.0% per year.


LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Subaccounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.


PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example

Transferred Policy Value                $190,000
Transferred Policy Loan                 $ 40,000
Surrender Value                         $150,000
20% of Policy Value                     $ 38,000
Preferred Loan                          $ 38,000
Standard Loan                           $  2,000

:


EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Subaccount and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Subaccounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Subaccounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.


SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------


SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions -- Surrender Charge" below. We pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the


                                  24 PROSPECTUS
effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.


PARTIAL WITHDRAWAL.  General.  While the Policy is in force after the first
                     --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Subaccount or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount.  If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value.
 We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Tax Consequences.  The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3%.
 We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

  Option A - Interest. We hold the proceeds, credit interest to them and pay
  --------------------
  out the funds when the person entitled to them requests.

  Option B - Fixed Payments.  We pay a selected monthly income until the
  --------------------------
  proceeds, and any interest credits, are exhausted.

  Option C - Life Income Guaranteed Period Certain.  We pay the proceeds in a
  -------------------------------------------------
  monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period.

  Option D - Joint and Survivor. We pay the proceeds in a monthly income to two
  ------------------------------
  payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due.

  Option E - Period Certain.  We pay the proceeds in monthly installments for a
  --------------------------
  specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured.
 If at the time of the Insured's death, no Settlement Option is in effect,


                                  25 PROSPECTUS
the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


LAPSE AND GRACE PERIOD. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Safety Net Premium feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice informing you of the amount to be paid by you before the end of the Grace Period to prevent your Policy from terminating. The amount shown in the notice will be sufficient to cover the Monthly Deduction(s) due and unpaid. You may pay additional Premium if you wish.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 21. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to
(1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.


CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------


FREE-LOOK PERIOD. You may cancel your Policy by returning it to us within twenty
(20) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Subaccounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Subaccounts you have selected until 20 days after the Issue Date or, if your state's free-look period is longer than twenty days, for twenty days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account . Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.


CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Subaccounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


PREMIUM EXPENSE CHARGE. Before we allocate a Premium to the Policy Value, we subtract the Premium Expense Charge. The Premium Expense Charge equals 5.25% of all Premiums in all years. This charge is


                                  26 PROSPECTUS
intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

 State premium tax rates currently vary from 0% to 4.0%. We do not vary the Premium Expense Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9%.


MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1) the Policy Fee;

2) the administrative expense charge;

3) the mortality and expense risk charge;

4) the cost of insurance charge for your Policy; and

5) the cost of additional benefits provided by a rider, if any.

We allocate the mortality and expense risk charge pro rata among the Subaccounts in proportion to the amount of your Policy Value in each Subaccount. We allocate the remainder of the Monthly Deduction pro rata among the Subaccounts and the Fixed Account, unless you specify otherwise.


POLICY FEE. The current monthly policy fee is $16.50 per month in the first Policy Year. In subsequent Policy Years, we currently intend to charge $6.25 per month, and we guarantee that we will never raise it to more than $10.00 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The Policy Fee is waived after the Insured's age 100.


ADMINISTRATIVE EXPENSE CHARGE. The monthly Administrative Expense Charge rates for (a) the first 20 Policy Years and (b) Policy Year 21 and thereafter are set at Policy issue for the life of the Policy. The monthly Administrative Expense Charge rate is calculated at an annual rate of $.3504 per $1,000 of Face Amount in Policy Years 1 through 20, and $.1992 per $1,000 of Face Amount thereafter.
 This charge covers administration expenses and issuance costs. A monthly Administrative Expense Charge is determined separately for each increase in Face Amount. The applicable charge is structured as described above, except that the rate is determined by the number of years from the date of the increase. The Administrative Expense Charge is waived after the Insured's Age 100.


MORTALITY AND EXPENSE RISK CHARGE. For the first fourteen Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.55% of the net Policy Value allocated to the Subaccounts. Thereafter, the annual rate is 0.15%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The Mortality and Expense Risk Charge is waived after the Insured's age 100.


COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month.
 The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the current Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the current Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 7 of your Policy. Please see the following example.

          Example (45-Year Old Non-Smoking Male):
          ---------------------------------------
Face Amount                                         $100,000
Death Benefit Option                                       1
Policy Value on the Current Monthly Deduction Day   $ 30,000
Insured's Attained Age                                    45
Corridor Percentage                                      215%
Death Benefit                                       $100,000


On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 x 215% = $64,500). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $107,500 (215% x $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $57,149 (($107,500/1.0032737) - $50,000).


                                  27 PROSPECTUS

The Policy Value may vary monthly, based on the investment performance of the Subaccounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction.
 Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 12. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above and further lower the current rate for Policies with a Face Amount of $1,000,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

Beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fees.


RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 9 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 22.


SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.


PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Subaccounts.


SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge.  When we issue your Policy, we determine the initial
-------------------------
surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 45 when your


                                  28 PROSPECTUS

Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker                                                           $27.36
Male Smoker                                                               $33.53
Female Non-Smoker                                                         $22.70
Female Smoker                                                             $26.06
Unisex Non-Smoker                                                         $26.28
Unisex Smoker                                                             $31.73


Accordingly, if the Insured were a male non-smoker age 45 and the Policy's Face Amount were $100,000, the surrender charge initially would be $2,736.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker                                                              $56.27
Male Smoker                                                                  $56.58
Female Non-Smoker                                                            $56.29
Female Smoker                                                                $56.36
Unisex Non-Smoker                                                            $56.28
Unisex Smoker                                                                $56.55


If you surrender your Policy after fourteen Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured's sex, age when your Policy was issued, and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the Insured were 45 years old when your Policy was issued:

                     MALE,    MALE,    FEMALE,    FEMALE,   UNISEX,      UNISEX,
                   NONSMOKER  SMOKER  NONSMOKER   SMOKER   NONSMOKER      SMOKER
   POLICY YEAR      AGE 45    AGE 45    AGE 45    AGE 45     AGE 45       AGE 45
   -----------      ------    ------    ------    ------     ------       ------
        1            100%      100%      100%      100%       100%         100%
        2             99%      100%      100%      100%        99%          99%
        3             97%       99%      100%      100%        97%          97%
        4             93%       94%      100%       94%        93%          91%
        5             86%       87%       92%       87%        86%          85%
        6             79%       80%       85%       80%        79%          78%
        7             72%       73%       77%       73%        72%          71%
        8             64%       65%       69%       65%        64%          63%
        9             56%       57%       60%       57%        56%          56%
       10             48%       49%       51%       49%        48%          47%
       11             39%       40%       42%       40%        39%          39%
       12             30%       31%       32%       31%        30%          30%
       13             21%       21%       22%       21%        20%          20%
       14             11%       11%       11%       11%        10%          11%
       15              0%        0%        0%        0%         0%           0%


Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal [$1,313.28 ($2,736 X 48%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount.  If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured's age and smoking status at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a fourteen Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured's age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult


                                  29 PROSPECTUS
your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The Premium Expense Charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the Premium Charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

We do not subtract any portion of the then applicable surrender charge from a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.


TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Subaccount(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.


ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.


DIVIDENDS. We do not pay any dividend under the Policies.


ABOUT US
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142, however, our mailing address is P.O. Box 80469, Lincoln, Nebraska 68501-0469. Please see also "General Information and History" in the SAI.


THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.


                                  30 PROSPECTUS

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.


FEDERAL TAXES
--------------------------------------------------------------------------------


INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.


TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln

Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln

Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be generally excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance.
 Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not treated as a modified endowment contract, policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 32.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,


                                  31 PROSPECTUS

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.


MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "modified endowment contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. We will not accept any Premiums that cause the Policy to become a modified endowment contract unless we receive from you a written acknowledgment that the Policy will become a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

If a contract is classified as a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in contract value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest) from a modified endowment contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a modified endowment contract before the Insured's death are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

.. any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract.
 Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct


                                  32 PROSPECTUS

Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the Policy are different than those described by the IRS in private and published rulings in which it found that Policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty (20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln

Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel, and Assistant Secretary of Lincoln Benefit. The Washington, D.C., law firm of Jorden Burt, LLP, has advised Lincoln Benefit about certain federal securities law matters in connection with the Policies.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Separate Account as of December 31, 2003, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the related financial statement schedules of Lincoln Benefit and the accompanying Independent Auditors' Reports appear in the Statement of Additional Information.


                                  33 PROSPECTUS

ILLUSTRATION OF POLICY VALUES, DEATH BENEFITS, AND NET SURRENDER VALUES
--------------------------------------------------------------------------------

The following tables illustrate how the Policy Values, Net Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show how the Policy Values, Net Surrender Values and Death Benefits issued to an Insured of a given age and underwriting risk classification who pays the specified annual Premium would vary over time if the investment return on the assets held in the underlying Portfolio(s) was a uniform, gross, after-tax annual rate of 0%, 5% or 10%. The tables on page 35 illustrate a Policy issued to a male, age 45, $120,000 Face Amount, under a standard nonsmoker risk classification and Death Benefit Option 1.

The illustrations assume an annual payment of $2,250.00. The Safety Net Premium (see Safety Net Premium, page 11 for the illustrated Policy is $1,044.00.
 Payment of the Safety Net Premium or more each year would guarantee Death Benefit coverage for twenty years, regardless of investment performance, assuming no loans or withdrawals are taken.

The illustration on page 35 assumes current charges and cost of insurance rates, while the illustration on page 36 assumes maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown for the Death Benefit, Policy Value and Net Surrender Value reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return on the assets held in the Portfolios and charges levied against the Subaccounts. The values shown take into account the average total annual operating expenses (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses) of 1.93%. The average total annual operating expenses do not reflect any waivers or reimbursements. Also reflected is our monthly charge to the Policy Value for assuming mortality and expense risks. The current charge for the first ten Policy Years is an annual rate of 0.55% of the average net assets of the Subaccounts, and a charge of 0.15% of average daily net assets thereafter. The illustrations also reflect the deduction from Premiums for a premium expense charge of 5.25%, the monthly policy fee of $6.25, and the monthly administrative expense fee of $3.50. The monthly policy fee is $16.50 per month in the first Policy Year and currently is $6.25 per month thereafter. The policy fee in the second Policy Year and thereafter is guaranteed not to exceed $10.00 per month. The monthly administrarive expense fee is $0.0292 per thousand dollars of Face Amount for the first twenty Policy Years and $0.012 per thousand dollars of Face Amount thereafter. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 5%, and 10%, "Assuming Current Costs" correspond to approximate net annual rates of -1.93%, 3.07%, and 8.07%, respectively. The illustrated gross annual investment rates of return of 0%, 5%, and 10%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -1.93%, 3.07%, and 8.07%, respectively.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 5%, and 10% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values, and Net Surrender Values illustrated (see "Federal Tax Matters," page 31.)

The tables illustrate the Policy Values, Net Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if Premiums are paid as indicated, if all net Premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the Face Amount of the Policy and that no partial surrenders or transfers have been made.

Upon request, we will provide a comparable illustration based upon the proposed Insured's actual age, sex and underwriting classification, the Face Amount, Death Benefit option, the proposed amount and frequency of Premiums paid and any available riders requested.

                          LINCOLN BENEFIT LIFE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           HYPOTHETICAL ILLUSTRATIONS


               Male Issue Age  45
Face Amount $120,000      Preferred Nonsmoker Class
$2,250 Annual Premium      Death Benefit Option:  1


                 CURRENT COST OF INSURANCE RATES
                          DEATH BENEFIT
 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
                     0% GROSS         5% GROSS        10% GROSS
  POLICY YEAR       -1.93% NET       3.07% NET        8.07% NET
       1              120,000         120,000           120,000
       2              120,000         120,000           120,000
       3              120,000         120,000           120,000
       4              120,000         120,000           120,000
       5              120,000         120,000           120,000
       6              120,000         120,000           120,000
       7              120,000         120,000           120,000
       8              120,000         120,000           120,000
       9              120,000         120,000           120,000
       10             120,000         120,000           120,000
       15             120,000         120,000           120,000
  20 (Age 65)         120,000         120,000           120,000
  30 (Age 75)         120,000         120,000           207,931
  40 (Age 85)              **         120,000           458,364
  55 (Age 100)             **         153,000         1,363,491





                                  34 PROSPECTUS

                 POLICY VALUE                                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS AND                   ASSUMING HYPOTHETICAL GROSS AND
        NET ANNUAL INVESTMENT RETURN OF                   NET ANNUAL INVESTMENT RETURN OF
                0% GROSS   5% GROSS   10% GROSS                    0% GROSS   5% GROSS   10% GROSS
 POLICY YEAR   -1.93% NET  3.07% NET  8.07% NET    POLICY YEAR    -1.93% NET  3.07% NET  8.07% NET
      1           1,526       1,617       1,708         1                -           -           -
      2           3,114       3,377       3,650         2                -         127         494
      3           4,643       5,162       5,718         3            1,458       1,977       2,730
      4           6,110       6,968       7,917         4            3,056       3,914       5,208
      5           7,514       8,793      10,257         5            4,690       5,969       7,976
      6           8,922      10,705      12,814         6            6,328       8,111      11,021
      7          10,293      12,664      15,566         7            7,929      10,300      14,327
      8          11,541      14,586      18,440         8            9,440      12,484      17,867
      9          12,763      16,563      21,542         9           10,925      14,725      21,723
     10          13,995      18,594      24,885        10           12,379      17,018      25,920
     15          19,790      29,985      46,430        15           19,790      29,985      46,430
 20 (Age 65)     23,933      42,432      78,228   (20 (Age 65)      23,933      42,432      78,228
 30 (Age 75)     21,927      68,070     194,328    30 (Age 75)      21,927      68,070     194,328
 40 (Age 85)         **      91,002     436,537    40 (Age 85)          **      91,002     436,537
55 (Age 100)         **     151,486   1,349,992   55 (Age 100)          **     151,486   1,349,992



Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts. Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return show above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

                          LINCOLN BENEFIT LIFE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           HYPOTHETICAL ILLUSTRATIONS


                                  35 PROSPECTUS

               Male Issue Age  45
Face Amount $120,000      Preferred Nonsmoker Class
$2,250 Annual Premium      Death Benefit Option:  1


               GUARANTEED COST OF INSURANCE RATES
                          DEATH BENEFIT
 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
                     0% GROSS         5% GROSS        10% GROSS
  POLICY YEAR       -1.93% NET       3.07% NET        8.07% NET
       1              120,000         120,000           120,000
       2              120,000         120,000           120,000
       3              120,000         120,000           120,000
       4              120,000         120,000           120,000
       5              120,000         120,000           120,000
       6              120,000         120,000           120,000
       7              120,000         120,000           120,000
       8              120,000         120,000           120,000
       9              120,000         120,000           120,000
       10             120,000         120,000           120,000
       15             120,000         120,000           120,000
  20 (Age 65)         120,000         120,000           120,000
  30 (Age 75)              **         120,000           162,507
  40 (Age 85)              **              **           358,042
  55 (Age 100)             **              **         1,035,885




                 POLICY VALUE                                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS AND                   ASSUMING HYPOTHETICAL GROSS AND
        NET ANNUAL INVESTMENT RETURN OF                   NET ANNUAL INVESTMENT RETURN OF
                0% GROSS   5% GROSS   10% GROSS                    0% GROSS   5% GROSS   10% GROSS
 POLICY YEAR   -1.93% NET  3.07% NET  8.07% NET    POLICY YEAR    -1.93% NET  3.07% NET  8.07% NET
      1           1,441      1,530        1,619         1                -          -            -
      2           2,897      3,150        3,413         2                -          -          162
      3           4,287      4,782        5,312         3            1,002      1,597        2,127
      4           5,612      6,423        7,323         4            2,558      3,370        4,269
      5           6,869      8,072        9,452         5            4,046      5,249        6,628
      6           8,057      9,725       11,705         6            5,463      7,131        9,111
      7           9,170     11,376       14,087         7            6,806      9,013       11,723
      8          10,203     13,020       16,603         8            8,102     10,919       14,502
      9          11,151     14,650       19,260         9            9,312     12,811       17,421
     10          12,009     16,259       22,063        10           10,433     14,683       20,487
     15          14,829     23,890       38,830        15           14,829     23,890       38,830
 20 (Age 65)     14,484     30,326       62,546   (20 (Age 65)      14,484     30,326       62,546
 30 (Age 75)         **     28,070      151,876    30 (Age 75)          **     28,070      151,876
 40 (Age 85)         **         **      340,993    40 (Age 85)          **         **      340,993
55 (Age 100)         **         **    1,025,629   55 (Age 100)          **         **    1,025,629



Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts.

Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return show above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value


                                  36 PROSPECTUS
   and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


                                  37 PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Subaccount.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LOAN ACCOUNT - An account established for amounts transferred from the Subaccounts and the Fixed Account as security for outstanding Policy loans.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Expense Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Subaccounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401 or 403 of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SAFETY NET PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.


                                  38 PROSPECTUS

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUBACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time during which we determine the change in the value of the Subaccounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life

Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.


                                  39 PROSPECTUS

WHERE YOU CAN FIND MORE INFORMATION
You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2004. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing us or calling at the number given above,
 You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

                          LINCOLN BENEFIT LIFE COMPANY

             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                               FILE NO. 811-09154


                                  40 PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                      CONSULTANT PROTECTOR FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



            DATE OF STATEMENT OF ADDITIONAL INFORMATION: May 1, 2004


                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


     This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5231 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                 P.O. Box 82532
                          Lincoln, Nebraska 68501-2532

              The Date of this Statement of Additional Information
                  and of the related Prospectus is May 1, 2004





                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.................................................
     Description of Lincoln Benefit Life Company................................
     State Regulation of Lincoln Benefit........................................
     Lincoln Benefit Life Variable Life Account.................................
EXPERTS.........................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY..................
     Replacement of Modified Endowment Contracts................................
     Computation of Policy Value................................................
     Transfers Authorized by Telephone..........................................
GENERAL POLICY PROVISIONS.......................................................
     Statements to Policy Owners................................................
     Limit on Right to Contest..................................................
     Suicide....................................................................
     Misstatements as to Age and Sex............................................
ADDITIONAL INFORMATION ABOUT CHARGES............................................
DISTRIBUTOR.....................................................................
DISTRIBUTION OF THE POLICY......................................................
FINANCIAL STATEMENTS............................................................





                         GENERAL INFORMATION AND HISTORY

Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company ("we", "us", "our" and "Lincoln Benefit") is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

         Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

         Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

         Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

         Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

     The financial statements of Lincoln Benefit Life Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Life Account as of December 31, 2003, and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

         Actuarial matters included in the prospectus and this Statement of Additional Information, including the hypothetical Policy illustrations included herein, have been approved by Dean Way, Actuary of Lincoln Benefit, and are included in reliance upon his opinion as to their reasonableness.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

     (1)  The total value of your Accumulation Units in the Subaccount; plus

     (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

     (3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

     (4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

     (6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.


     On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

     (1)  Any Net Premium allocated to it, plus

     (2)  Any Policy Value transferred to it from the Subaccounts; plus

     (3)  Interest credited to it; minus

     (4)  Any Policy Value transferred out of it; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

     (6)  The portion of any Monthly Deduction allocated to the Fixed Account.

All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

         The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and we are open for business, at that day's price.





                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

         In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

         We do not assess a surrender charge on surrenders under Policies issued to employees of Lincoln Benefit or its affiliates Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if these individuals reside in the State of Nebraska.


                                   DISTRIBUTOR

         ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including liability arising out of services we provide on the Policies.

                                                2001       2002       2003
Commission paid to ALFS that were paid to        0          0           0
other broker-dealers and registered
representatives

Commission kept by ALFS                          0          0           0

Other fees paid to ALFS for distribution         0          0           0
     services


                           DISTRIBUTION OF THE POLICY

         Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 85% of all Premiums up to the first year Safety Net Premium plus 3% of any additional Premiums. Registered representatives also may be eligible for a trail commission of 0.15% of Policy Value on Policies that have been in force for at least five years. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

         Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.





                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account as of December 31, 2003, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the related financial statement schedules of Lincoln Benefit and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I
- Summary of Investments - Other Than Investments In Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other Than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
(IN THOUSANDS)                                           2003         2002         2001
                                                      ----------   ----------   ----------
REVENUES
Net investment income                                 $   11,434   $   11,621   $   12,144
Realized capital gains and losses                             73       (4,084)      (1,352)
                                                      ----------   ----------   ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE          11,507        7,537       10,792
Income tax expense                                         4,092        2,629        3,768
                                                      ----------   ----------   ----------

NET INCOME                                                 7,415        4,908        7,024
                                                      ----------   ----------   ----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX

Change in unrealized net capital gains and losses         (3,557)       5,892        2,818
                                                      ----------   ----------   ----------

COMPREHENSIVE INCOME                                  $    3,858   $   10,800   $    9,842
                                                      ==========   ==========   ==========

                       See notes to financial statements.


                                       2

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION
                                                                                           DECEMBER 31,
                                                                                   ------------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                   2003            2002
                                                                                   --------------   -------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $197,942 and $182,757)   $      209,118   $     199,406
   Short-term                                                                               1,107           3,201
                                                                                   --------------   -------------
      Total investments                                                                   210,225         202,607

Cash                                                                                       23,456         130,249
Reinsurance recoverable from Allstate Life Insurance Company, net                      14,594,260      12,178,831
Reinsurance recoverable from non-affiliates, net                                          692,971         569,569
Current income taxes receivable                                                             1,428             111
Other assets                                                                               69,968          56,325
Separate accounts                                                                       1,911,619       1,413,221
                                                                                   --------------   -------------
        TOTAL ASSETS                                                               $   17,503,927   $  14,550,913
                                                                                   ==============   =============

LIABILITIES
Contractholder funds                                                               $   13,802,815   $  11,658,966
Reserve for life-contingent contract benefits                                           1,476,314       1,082,690
Unearned premiums                                                                          19,974          14,280
Deferred income taxes                                                                       4,172           4,587
Payable to affiliates, net                                                                 23,332         116,720
Other liabilities and accrued expenses                                                     55,688          57,849
Separate accounts                                                                       1,911,619       1,413,221
                                                                                   --------------   -------------
        TOTAL LIABILITIES                                                              17,293,914      14,348,313
                                                                                   --------------   -------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY

Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                   2,500           2,500
Additional capital paid-in                                                                130,305         126,750
Retained income                                                                            69,943          62,528
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                  7,265          10,822
                                                                                   --------------   -------------
        Total accumulated other comprehensive income                                        7,265          10,822
                                                                                   --------------   -------------
        TOTAL SHAREHOLDER'S EQUITY                                                        210,013         202,600
                                                                                   --------------   -------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $   17,503,927   $  14,550,913
                                                                                   ==============   =============

                       See notes to financial statements.


                                       3

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                                2003           2002            2001
                                                                         -------------   -------------   -------------
COMMON STOCK                                                             $       2,500   $       2,500   $       2,500
                                                                         -------------   -------------   -------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                     126,750         126,750         126,750
Capital contribution                                                             3,555              --              --
                                                                         -------------   -------------   -------------
Balance, end of year                                                           130,305         126,750         126,750
                                                                         -------------   -------------   -------------

RETAINED INCOME
Balance, beginning of year                                                      62,528          57,620          50,596
Net income                                                                       7,415           4,908           7,024
                                                                         -------------   -------------   -------------
Balance, end of year                                                            69,943          62,528          57,620
                                                                         -------------   -------------   -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                      10,822           4,930           2,112
Change in unrealized net capital gains and losses                               (3,557)          5,892           2,818
                                                                         -------------   -------------   -------------
Balance, end of year                                                             7,265          10,822           4,930
                                                                         -------------   -------------   -------------

TOTAL SHAREHOLDER'S EQUITY                                               $     210,013   $     202,600   $     191,800
                                                                         =============   =============   =============

                       See notes to financial statements.


                                       4

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                                2003            2002            2001
                                                                         -------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                               $       7,415   $       4,908   $       7,024
Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization and other non-cash items                                           2            (204)           (531)
     Realized capital gains and losses                                             (73)          4,084           1,352
     Changes in:
       Life-contingent contract benefits and contractholder funds,
         net of reinsurance recoverables                                        (1,358)          4,255             511
       Income taxes                                                                184          (5,332)            922
       Payable to affiliates, net                                              (89,833)         97,527         (25,138)
       Other operating assets and liabilities                                  (10,111)        (15,031)         68,347
                                                                         -------------   -------------   -------------
         Net cash (used in) provided by operating activities                   (93,774)         90,207          52,487
                                                                         -------------   -------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
     Proceeds from sales                                                        19,930          16,847          10,922
     Investment collections                                                     32,686          22,010          15,346
     Investments purchases                                                     (67,729)        (46,266)        (39,422)
Change in short-term investments                                                 2,094           3,655           4,387
                                                                         -------------   -------------   -------------
         Net cash used in investing activities                                 (13,019)         (3,754)         (8,767)
                                                                         -------------   -------------   -------------

NET (DECREASE) INCREASE IN CASH                                               (106,793)         86,453          43,720
CASH AT BEGINNING OF YEAR                                                      130,249          43,796              76
                                                                         -------------   -------------   -------------
CASH AT END OF YEAR                                                      $      23,456   $     130,249   $      43,796
                                                                         =============   =============   =============

                       See notes to financial statements.


                                       5

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln
Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2003 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The mission of Lincoln Benefit is to assist financial services professionals in meeting their customers' financial protection, savings and retirement needs by providing top-tier products delivered with reliable and efficient service. The Company's product line includes a wide variety of financial protection, savings and retirement products aimed at serving the financial needs of the Company's customers. Products include traditional life, interest-sensitive life, variable life and long-term care insurance, and both variable and fixed annuities. Products are sold through a variety of distribution channels including Allstate exclusive agencies, independent agents
(including master brokerage agencies) and broker/dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company is authorized to sell life insurance and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations.

                                       6

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts.
Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed life products are based on a specified interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance,


                                       7

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby the Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of thirteen non-affiliated reinsurers. The remaining amounts are ceded to ALIC. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC. Deposits to the separate accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in Note 6.


                                       8

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01 which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. When established, these reserves will be ceded to ALIC under the terms of the reinsurance agreements.

PROPOSED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks"("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Statements of Operations and Comprehensive Income and Financial Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December
15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 4).

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $112.6 million, $67.4 million and $70.0 million in 2003, 2002 and 2001, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

BROKER/DEALER SERVICES

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $35.9 million, $33.0 million and $25.8 million for the years ended December
31, 2003, 2002 and 2001, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC


                                       9

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $138 thousand for the year ended December 31, 2003 that was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Premiums and contract charges                                            $     546,741   $     484,684   $     330,799
Interest credited to contractholder funds, contract benefits and
   certain expenses                                                          1,272,290       1,012,038         728,750

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $3.2 million, $19.1 million and $1.5 million from AIC in 2003, 2002 and 2001, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements.

CAPITAL CONTRIBUTION

     During the third quarter of 2003, the Executive Committee of ALIC authorized the forgiveness of $3.6 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial
Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2003.


                                       10

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                         GROSS UNREALIZED
                                                  AMORTIZED      -------------------------------         FAIR
(IN THOUSANDS)                                      COST             GAINS           LOSSES              VALUE
                                                --------------   --------------   --------------    --------------
AT DECEMBER 31, 2003
U.S. government and agencies                    $       65,632   $        5,448   $         (376)   $       70,704
Corporate                                               77,283            4,985             (892)           81,376
Municipal                                                  503               68                -               571
Asset-backed securities                                 14,203            1,240                -            15,443
Mortgage-backed securities                              40,321            1,015             (312)           41,024
                                                --------------   --------------   --------------    --------------
     Total fixed income securities              $      197,942   $       12,756   $       (1,580)   $      209,118
                                                ==============   ==============   ==============    ==============

AT DECEMBER 31, 2002
U.S. government and agencies                    $       57,672   $        6,730   $            -    $       64,402
Corporate                                               77,697            6,421              (38)           84,080
Municipal                                                  504               63                -               567
Asset-backed securities                                 14,246            1,350                -            15,596
Mortgage-backed securities                              31,637            2,104                -            33,741
Foreign government                                       1,001               19                -             1,020
                                                --------------   --------------   --------------    --------------
     Total fixed income securities              $      182,757   $       16,687   $          (38)   $      199,406
                                                ==============   ==============   ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:

                                                     AMORTIZED       FAIR
(IN THOUSANDS)                                         COST         VALUE
                                                     ----------   ----------
Due in one year or less                              $   10,819   $   11,142
Due after one year through five years                    44,384       47,787
Due after five years through ten years                   69,547       72,851
Due after ten years                                      18,668       20,871
                                                     ----------   ----------
                                                        143,418      152,651
Mortgage and asset-backed securities                     54,524       56,467
                                                     ----------   ----------
     Total                                           $  197,942   $  209,118
                                                     ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $      11,324   $      11,665   $      11,959
Short-term investments                                                             384             273             598
                                                                         -------------   -------------   -------------
     Investment income, before expense                                          11,708          11,938          12,557
     Investment expense                                                            274             317             413
                                                                         -------------   -------------   -------------
     Net investment income                                               $      11,434   $      11,621   $      12,144
                                                                         =============   =============   =============


                                       11

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $          73   $      (4,084)  $      (1,352)
Income tax (expense) benefit                                                       (26)          1,429             473
                                                                         -------------   -------------   -------------
Realized capital gains and losses, after-tax                             $          47   $      (2,655)  $        (879)
                                                                         =============   =============   =============

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Write-downs in value                                                    $            -   $      (4,323)  $           -
Sales - fixed income securities                                                     73             239          (1,352)
                                                                         -------------   -------------   -------------
     Realized capital gains and losses                                              73          (4,084)         (1,352)
     Income tax (expense) benefit                                                  (26)          1,429             473
                                                                         -------------   -------------   -------------
     Realized capital gains and losses, after-tax                        $          47   $      (2,655)  $        (879)
                                                                         =============   =============   =============

     Excluding the effects of calls and prepayments, gross gains of $289 thousand, $471 thousand and $123 thousand and gross losses of $216 thousand, $232 thousand and $1.5 million were realized on sales of fixed income securities during 2003, 2002 and 2001, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2003 are as follows:

                                                                         GROSS UNREALIZED
                                                     FAIR         -------------------------------      UNREALIZED
(IN THOUSANDS)                                      VALUE             GAINS            LOSSES          NET GAINS
                                                --------------    --------------   --------------    --------------
Fixed income securities                         $      209,118    $       12,756   $       (1,580)   $       11,176
Deferred income taxes                                                                                        (3,911)
                                                                                                     --------------
Unrealized net capital gains and losses                                                              $        7,265
                                                                                                     ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $      (5,473)  $       9,064   $       4,336
Deferred income taxes                                                            1,916          (3,172)         (1,518)
                                                                         -------------   -------------   -------------
(Decrease) increase in unrealized net capital gains and losses           $      (3,557)  $       5,892   $       2,818
                                                                         =============   =============   =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.


                                       12

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Company has unrealized losses of $1.6 million which relate to 22 holdings of fixed income securities with a fair value of $44.1 million, all of which are investment grade and which have been in an unrealized loss position for a period less than 12 months. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a Moody's rating of Aaa, Aa, A or Baa; a
Standard & Poor's ("S&P") rating of AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. As of December 31, 2003, the Company has the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2003, fixed income securities with a carrying value of $9.9 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                    DECEMBER 31, 2003            DECEMBER 31, 2002
                                                -------------------------   --------------------------
                                                  CARRYING       FAIR         CARRYING        FAIR
(IN THOUSANDS)                                     VALUE         VALUE         VALUE          VALUE
                                                -----------   -----------   -----------   ------------
Fixed income securities                         $   209,118   $   209,118   $   199,406   $    199,406
Short-term investments                                1,107         1,107         3,201          3,201
Separate accounts                                 1,911,619     1,911,619     1,413,221      1,413,221

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                      DECEMBER 31, 2003           DECEMBER 31, 2002
                                               ---------------------------   -------------------------
                                                 CARRYING         FAIR         CARRYING       FAIR
(IN THOUSANDS)                                     VALUE          VALUE         VALUE         VALUE
                                               ------------   ------------   -----------   -----------
Contractholder funds on investment contracts   $ 11,646,022   $ 11,201,101   $ 9,702,733   $ 9,445,862
Separate accounts                                 1,911,619      1,911,619     1,413,221     1,413,221

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.


                                       13

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2003 or 2002.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                               2003           2002
                                                         ------------   ------------
Immediate annuities:
   Structured settlement annuities                       $    600,275   $    384,419
   Other immediate annuities                                   74,524         32,872
Traditional life                                              642,126        569,500
Other                                                         159,389         95,899
                                                         ------------   ------------
   Total reserve for life-contingent contract benefits   $  1,476,314   $  1,082,690
                                                         ============   ============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

            PRODUCT                         MORTALITY                 INTEREST RATE             ESTIMATION METHOD
---------------------------------   -------------------------   -------------------------   ------------------------
Structured settlement annuities     U.S. population with        Interest rate assumptions   Present value of
                                    projected calendar year     range from 5.5% - 7.5%      contractually specified
                                    improvements; age                                       future benefits
                                    setbacks for impaired
                                    lives grading to standard

Other immediate annuities           1983 group annuity          Interest rate assumptions   Present value of
                                    mortality table             range from 3.0% - 8.8%      expected future benefits
                                                                                            based on historical
                                                                                            experience

Traditional                         life Actual company experience Interest rate
                                    assumptions Net level premium plus loading
                                    range from 4.0% - 8.0% reserve method using
                                    the
                                                                                            Company's withdrawal
                                                                                            experience rates

Other                               Actual company experience                               Net level premium
                                    plus loading                                            reserve method using the
                                                                                            Company's withdrawal
                                                                                            experience rates

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                  2003             2002
                                            -------------   -------------
Interest-sensitive life                     $   2,177,330   $   2,014,313
Investment contracts:
     Immediate annuities                          356,620         286,722
     Fixed annuities                           11,268,865       9,357,931
                                            -------------   -------------
     Total contractholder funds             $  13,802,815   $  11,658,966
                                            =============   =============


                                       14

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to contractholder funds:
         PRODUCT                  INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
-------------------------   --------------------------   ---------------------------------
Interest-sensitive life     Interest rates credited      Either a percentage of account
                            range from 2.0% - 6.0%       balance or dollar amount grading
                                                         off generally over 20 years

Investment                  contracts Interest rates credited Either a declining
                            or a level range from 2.8% to 6.0% percentage charge
                            generally over for immediate annuities nine years or
                            less. Additionally, and 0.0% - 15.5% for fixed
                            approximately 50.7% of fixed annuities (which
                            include annuities are subject to market
                            equity-indexed annuities value adjustment for whose
                            returns are indexed discretionary withdrawals.
                            to the S&P 500)

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                           2003            2002
                                                    --------------   -------------
Balance, beginning of year                          $   11,658,966   $   9,287,599
Deposits                                                 2,678,157       2,868,550
Benefits and withdrawals                                (1,022,329)       (829,169)
Interest credited to contractholder funds                  654,439         524,477
Transfers (to) from Separate accounts                      (64,084)        (61,537)
Contract charges                                          (135,376)       (114,906)
Other adjustments                                           33,042         (16,048)
                                                    --------------   -------------
Balance, end of year                                $   13,802,815   $  11,658,966
                                                    ==============   =============

7. REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The
Company continues to have primary liability as the direct insurer for risks reinsured. Estimating the amount of reinsurance recoverable is impacted by many of the uncertainties involved in the establishment of loss reserves. The Company cedes a portion of the mortality risk on certain life policies with a pool of thirteen non-affiliated reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                           2003          2002          2001
                                                      -----------   ----------   -----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                $   870,257   $  689,970   $   572,949
Assumed                                                         2            2             4
Ceded:
   Affiliate                                             (546,741)    (484,684)     (330,799)
   Non-affiliate                                         (323,518)    (205,288)     (242,154)
                                                      -----------   ----------   -----------
Premiums and contract charges, net of reinsurance     $         -   $        -   $         -
                                                      ===========   ==========   ===========

                                       15

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                      2003            2002            2001
                                                                ------------    ------------    ------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                          $  1,602,127    $  1,343,929    $  1,007,684
Assumed                                                                  202               -               -
Ceded:
   Affiliate                                                      (1,272,290)     (1,012,038)       (728,750)
   Non-affiliate                                                    (330,039)       (331,891)       (278,934)
                                                                ------------    ------------    ------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance            $          -    $          -    $          -
                                                                ============    ============    ============

8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $879 thousand, $1.1 million and $1.1 million in 2003, 2002 and 2001, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2003 are as follows:

                                          OPERATING
(IN THOUSANDS)                             LEASES
                                         -----------
2004                                     $       953
2005                                             657
2006                                             116
2007                                              56
2008                                               4
Thereafter                                         -
                                         -----------
                                         $     1,786
                                         ===========

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2003, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of the reinsurance agreements.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     In addition, the Company indemnifies its directors, officers and other individuals serving at the request


                                       16

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

of the Company as a director or officer to the extent provided in its charter and by-laws. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is currently defending a nationwide class action alleging, among other things, breach of contract and breach of the implied covenant of good faith and fair dealing as a result of a change in the rate and cap on an annuity product. The court certified the class and entered summary judgment in favor of the Company and against the certified class. Plaintiff filed notice of appeal and the Company filed a cross appeal. The outcome of the appeal is currently uncertain. The Company has been vigorously defending this suit.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of lawsuits, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not


                                       17

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

expected to have a material effect on the results of operations, liquidity or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)

                                                2003         2002
                                             ---------    ---------
DEFERRED ASSETS
Difference in tax bases of investments       $       -    $   1,195
Other assets                                         -           55
                                             ---------    ---------
     Total deferred assets                           -        1,250

DEFERRED LIABILITIES
Unrealized net capital gains                    (3,911)      (5,827)
Difference in tax bases of investments            (248)           -
Other liabilities                                  (13)         (10)
                                             ---------    ---------
     Total deferred liabilities                 (4,172)      (5,837)
                                             ---------    ---------
         Net deferred liabilities            $  (4,172)   $  (4,587)
                                             =========    =========

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                               2003       2002        2001
                                          ---------   ---------   --------
Current                                   $   2,999   $   4,204   $  3,706
Deferred                                      1,093      (1,575)        62
                                          ---------   ---------   --------
     Total income tax expense             $   4,092   $   2,629   $  3,768
                                          =========   =========   ========

     The Company paid income taxes of $4.3 million, $8.0 million and $2.8 million in 2003, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                           2003     2002     2001
                                          ------   ------   ------
Statutory federal income tax rate           35.0%    35.0%    35.0%
Adjustment for prior year liabilities        0.7        -        -
Tax exempt income                           (0.1)    (0.1)    (0.1)
                                          ------   ------   ------
Effective income tax rate                   35.6%    34.9%    34.9%
                                          ======   ======   ======

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at


                                       18

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

December 31, 2003, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10. STATUTORY FINANCIAL INFORMATION

     The following table reconciles net income for the years ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                            NET INCOME                 SHAREHOLDER'S EQUITY
                                                ---------------------------------    ------------------------
(IN THOUSANDS)                                    2003         2002        2001         2003          2002
                                                --------    ---------    --------    ----------    ----------
Balance per GAAP                                $  7,415    $   4,908    $  7,024    $  210,013    $  202,600
Unrealized gain on fixed income securities             -            -           -       (11,176)      (16,649)
Deferred income taxes                              1,093       (1,575)         62         3,956         6,695
Reserves and non-admitted assets                   2,990         (315)        245           (91)       (2,368)
Other                                             (3,108)           9         112          (563)        4,600
                                                --------    ---------    --------    ----------    ----------
Balance per statutory accounting practices      $  8,390    $   3,027    $  7,443    $  202,139    $  194,878
                                                ========    =========    ========    ==========    ==========

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska.
Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioner ("NAIC")
Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The amount of dividends that can be paid to the shareholder without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska
Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2004 without prior approval of the Nebraska
Department of Insurance is $20.0 million.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for the Company was above a level that would require regulatory action.


                                       19

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

11. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                               2003
                                                                 ---------------------------------
                                                                                           AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                              PRETAX        TAX         TAX
                                                                 ---------   ---------   ---------
   Unrealized holding (losses) gains arising during the period   $  (5,349)  $   1,873   $  (3,476)
   Less: reclassification adjustments                                  124         (43)         81
                                                                 ---------   ---------   ---------
   Unrealized net capital gains and losses                          (5,473)      1,916      (3,557)
                                                                 ---------   ---------   ---------
   Other comprehensive (loss) income                             $  (5,473)  $   1,916   $  (3,557)
                                                                 =========   =========   =========

                                                                               2002
                                                                 ---------------------------------
                                                                                           AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                               PRETAX       TAX         TAX
                                                                 ---------   ---------   ----------
   Unrealized holding gains arising during the period            $   4,980   $  (1,743)  $    3,237
   Less: reclassification adjustments                               (4,084)      1,429       (2,655)
                                                                 ---------   ---------   ----------
   Unrealized net capital gains and losses                           9,064      (3,172)       5,892
                                                                 ---------   ---------   ----------
   Other comprehensive income                                    $   9,064   $  (3,172)  $    5,892
                                                                 =========   =========   ==========

                                                                               2001
                                                                 ---------------------------------
                                                                                          AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                               PRETAX       TAX        TAX
                                                                 ---------   ---------   ---------
   Unrealized holding gains arising during the period            $   2,984   $  (1,045)  $   1,939
   Less: reclassification adjustments                               (1,352)        473        (879)
                                                                 ---------   ---------   ---------
   Unrealized net capital gains and losses                           4,336      (1,518)      2,818
                                                                 ---------   ---------   ---------
   Other comprehensive income                                    $   4,336   $  (1,518)  $   2,818
                                                                 =========   =========   =========

                                       20

                                  ----------------------------------------------
                                  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003
                                  AND FOR THE PERIODS ENDED DECEMBER 31, 2003
                                  AND DECEMBER 31, 2002, AND INDEPENDENT
                                  AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable
                               Insurance Funds
                                  Sub-Account                          The Alger American Fund Sub-Accounts
                              ------------------  ------------------------------------------------------------------------------
                                  AIM V.I.
                                    Dent                                     Income           Leveraged             MidCap
                                 Demographics           Growth             and Growth           AllCap              Growth
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $           43,912  $        6,813,057  $        4,831,378  $        6,171,221  $       11,195,194
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $           43,912  $        6,813,057  $        4,831,378  $        6,171,221  $       11,195,194
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $           43,912  $        6,813,057  $        4,831,378  $        6,171,221  $       11,195,194
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $           43,912  $        6,813,057  $        4,831,378  $        6,171,221  $       11,195,194
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                        8,428             204,658             515,622             219,695             608,434
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $           42,142  $        7,832,253  $        5,646,060  $        7,307,043  $       10,513,747
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            14.16  $            10.91  $            12.46  $            12.89  $            16.32
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            14.16  $            10.91  $            12.46  $            12.89  $            16.32
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Fidelity Variable
                                  The Alger                                                                       Insurance
                                American Fund                                                                   Products Fund
                                 Sub-Accounts              Federated Insurance Series Sub-Accounts               Sub-Accounts
                              ------------------  ----------------------------------------------------------  ------------------
                                                                          Federated
                                                       Federated         Fund for U.S.         Federated
                                    Small           Capital Income        Government          High Income          VIP Asset
                                Capitalization          Fund II          Securities II       Bond Fund II            Manager
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $        3,500,992  $        2,681,556  $        8,798,476  $       10,115,349  $        7,786,415
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $        3,500,992  $        2,681,556  $        8,798,476  $       10,115,349  $        7,786,415
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $       3,500,992   $       2,681,556   $       8,798,476   $      10,115,349   $       7,786,415
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $       3,500,992   $       2,681,556   $       8,798,476   $      10,115,349   $       7,786,415
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                     201,438             317,720             747,534           1,266,001             538,480
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $       3,795,091   $       3,262,389   $       8,569,491   $       9,658,718   $       7,981,205
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            8.78   $            8.20   $           13.59   $           11.57   $           11.96
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            8.78   $           13.16   $           16.63   $           16.90   $           17.61
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                    Fidelity Variable Insurance Products Fund Sub-Accounts
                              --------------------------------------------------------------------------------------------------
                                     VIP              VIP Equity-                                               VIP Investment
                                  Contrafund            Income            VIP Growth         VIP Index 500        Grade Bond
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $       33,657,560  $       33,593,562  $       40,001,815  $       23,855,709  $          107,491
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $       33,657,560  $       33,593,562  $       40,001,815  $       23,855,709  $          107,491
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $       33,657,560  $       33,593,562  $       40,001,815  $       23,855,709  $          107,491
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $       33,657,560  $       33,593,562  $       40,001,815  $       23,855,709  $          107,491
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                    1,455,147           1,449,248           1,288,718             189,136               7,875
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $       30,537,525  $       32,181,459  $       44,612,915  $       23,773,279  $          105,916
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            13.65  $            12.91  $            10.93  $            10.39  $            10.38
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            20.40  $            25.50  $            23.04  $            10.95  $            10.38
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   Fidelity Variable Insurance
                                    Products Fund Sub-Accounts                      Janus Aspen Series Sub-Accounts
                              --------------------------------------  ----------------------------------------------------------
                                  VIP Money                                                    Flexible
                                    Market           VIP Overseas          Balanced             Income              Growth
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $       22,825,642  $        8,214,008  $       26,222,445  $        6,681,577  $       33,179,306
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $       22,825,642  $        8,214,008  $       26,222,445  $        6,681,577  $       33,179,306
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $       22,825,642  $        8,214,008  $       26,222,445  $        6,681,577  $       33,179,306
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $       22,825,642  $        8,214,008  $       26,222,445  $        6,681,577  $       33,179,306
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                   22,825,642             526,877           1,141,099             534,954           1,725,393
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $       22,825,642  $        6,964,403  $       26,395,231  $        6,503,850  $       39,651,449
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            12.20  $            10.96  $            14.79  $            14.08  $            10.68
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            14.40  $            14.43  $            27.32  $            20.56  $            21.45
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                 Janus Aspen Series Sub-Accounts           Janus Aspen Series (Service Shares) Sub-Accounts
                              --------------------------------------  ----------------------------------------------------------
                                                                                            International
                                   Mid Cap            Worldwide            Balanced             Value          Worldwide Growth
                                   Growth              Growth          (Service Shares)    (Service Shares)    (Service Shares)
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $       28,872,014  $       36,990,854  $          165,133  $        2,146,531  $          162,614
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $       28,872,014  $       36,990,854  $          165,133  $        2,146,531  $          162,614
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $       28,872,014  $       36,990,854  $          165,133  $        2,146,531  $          162,614
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $       28,872,014  $       36,990,854  $          165,133  $        2,146,531  $          162,614
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                    1,349,160           1,432,643               6,933             179,626               6,327
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $       45,695,984  $       39,171,267  $          159,032  $        1,724,451  $          152,300
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            11.17  $            10.66  $            11.67  $            10.32  $            13.45
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            20.56  $            23.36  $            11.67  $            10.44  $            13.45
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                              Lazard Retirement
                                 Series, Inc.
                                 Sub- Account                         LSA Variable Series Trust Sub-Accounts
                              ------------------  ------------------------------------------------------------------------------
                                                         LSA
                                   Emerging           Aggressive             LSA               LSA Basic           LSA Blue
                                   Markets              Growth             Balanced              Value               Chip
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $           24,232  $          388,241  $          950,503  $        2,585,976  $          190,388
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $           24,232  $          388,241  $          950,503  $        2,585,976  $          190,388
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $           24,232  $          388,241  $          950,503  $        2,585,976  $          190,388
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $           24,232  $          388,241  $          950,503  $        2,585,976  $          190,388
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                        2,258              43,672              92,732             257,055              21,416
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $           22,267  $          346,749  $          870,439  $        2,061,985  $          169,546
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            16.19  $            10.10  $            10.69  $            10.17  $             9.96
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            16.19  $            14.38  $            11.18  $            11.28  $            13.13
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                           LSA Variable Series Trust Sub-Accounts
                              --------------------------------------------------------------------------------------------------
                                                                              LSA                LSA
                                  LSA Capital        LSA Capital          Diversified      Emerging Growth        LSA Equity
                                 Appreciation           Growth              Mid-Cap             Equity              Growth
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $          309,064  $           85,547  $        1,108,207  $        1,031,315  $          140,321
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $          309,064  $           85,547  $        1,108,207  $        1,031,315  $          140,321
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $          309,064  $           85,547  $        1,108,207  $        1,031,315  $          140,321
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $          309,064  $           85,547  $        1,108,207  $        1,031,315  $          140,321
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                       33,777              10,041             103,089             148,391              18,785
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $          284,376  $           75,005  $          949,061  $          928,242  $          121,912
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            10.61  $            10.07  $            10.31  $            10.06  $             9.50
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            13.32  $            13.17  $            11.70  $            10.18  $            12.97
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                           LSA Variable
                                    Series Trust Sub-Accounts                   MFS Variable Insurance Trust Sub-Accounts
                              --------------------------------------  ----------------------------------------------------------
                                                                                                                    MFS New
                                 LSA Mid Cap          LSA Value           MFS Emerging      MFS Investors          Discovery
                                    Value               Equity           Growth Series       Trust Series            Series
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $        5,187,406  $          619,162  $        4,883,366  $        2,943,981  $        4,569,016
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $        5,187,406  $          619,162  $        4,883,366  $        2,943,981  $        4,569,016
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $        5,187,406  $          619,162  $        4,883,366  $        2,943,981  $        4,569,016
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $        5,187,406  $          619,162  $        4,883,366  $        2,943,981  $        4,569,016
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                      391,798              58,301             314,853             180,170             327,293
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $        4,177,210  $          525,687  $        6,356,876  $        3,005,239  $        4,418,461
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            11.77  $            10.30  $             9.62  $             9.72  $            16.83
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            14.08  $            10.74  $             9.62  $             9.72  $            16.83
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                             MFS Variable         Oppenheimer
                                                                                            Insurance Trust        Variable
                                                                                            (Service Class)      Account Funds
                                      MFS Variable Insurance Trust Sub-Accounts               Sub-Account         Sub-Account
                              ----------------------------------------------------------  ------------------  ------------------
                                                                                                MFS New           Oppenheimer
                                                                                               Discovery          Main Street
                                 MFS Research          MFS Total              MFS           Series (Service        Small Cap
                                    Series           Return Series      Utilities Series         Class)             Growth
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $        1,948,548  $        9,368,261  $           43,550  $        1,259,037  $          116,838
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $        1,948,548  $        9,368,261  $           43,550  $        1,259,037  $          116,838
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $        1,948,548  $        9,368,261  $           43,550  $        1,259,037  $          116,838
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $        1,948,548  $        9,368,261  $           43,550  $        1,259,037  $          116,838
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                      145,959             478,461               2,730              90,905               8,693
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $        2,411,237  $        8,736,692  $           40,410  $        1,209,948  $          108,318
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $             9.73  $            14.10  $            13.96  $             9.95  $            15.32
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $             9.73  $            14.10  $            13.96  $             9.95  $            15.32
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                  Oppenheimer                             Panorama
                               Variable Account                         Series Fund,
                                Funds (Service     Panorama Series     Inc. (Service
                                 Class ("SC"))        Fund, Inc.         Class ("SC"))            PIMCO Advisors Variable
                                  Sub-Account        Sub-Account          Sub-Account          Insurance Trust Sub-Accounts
                              ------------------  ------------------  ------------------  --------------------------------------
                                 Oppenheimer
                                  Main Street         Oppenheimer         Oppenheimer                                 PEA
                                   Small Cap         International       International           OpCap            Science and
                                  Growth (SC)           Growth            Growth (SC)          Small Cap           Technology
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $        2,605,312  $           41,276  $          652,283  $        3,656,513  $        1,800,794
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $        2,605,312  $           41,276  $          652,283  $        3,656,513  $        1,800,794
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $        2,605,312  $           41,276  $          652,283  $        3,656,513  $        1,800,794
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $        2,605,312  $           41,276  $          652,283  $        3,656,513  $        1,800,794
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                      194,426              36,854             562,313             119,182             918,773
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $        2,020,144  $           37,222  $          545,443  $        2,883,440  $        1,488,411
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            11.28  $            17.29  $            10.22  $            10.24  $             8.91
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            11.41  $            17.29  $            10.22  $            10.36  $             8.91
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                Putnam              Putnam
                                                                                            Variable Trust      Variable Trust
                                                                                              (Class IB)          (Class IA)
                                     PIMCO Variable Insurance Trust Sub-Accounts             Sub-Account         Sub-Accounts
                              ----------------------------------------------------------  ------------------  ------------------
                                                                                           VT International
                                   Foreign              Money               Total             Growth and         VT High Yield
                                    Bond                Market              Return         Income (Class IB)      (Class IA)
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $        2,086,961  $          314,087  $        5,249,414  $        1,164,393  $          129,569
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $        2,086,961  $          314,087  $        5,249,414  $        1,164,393  $          129,569
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $        2,086,961  $          314,087  $        5,249,414  $        1,164,393  $          129,569
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $        2,086,961  $          314,087  $        5,249,414  $        1,164,393  $          129,569
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                      208,072             314,087             506,700             102,953              16,257
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $        2,089,618  $          314,087  $        5,225,017  $          962,943  $          124,855
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            10.77  $            10.06  $            11.05  $            11.26  $            12.35
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            10.89  $            10.06  $            11.18  $            11.40  $            12.35
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                    Putnam                             Salomon Brothers
                                Variable Trust          Rydex          Variable Series
                                  (Class IA)        Variable Trust        Funds, Inc.           Scudder Variable Insurance
                                 Sub-Accounts         Sub-Account         Sub-Account          Trust (Class A) Sub-Accounts
                              ------------------  ------------------  ------------------  --------------------------------------
                               VT International                                                 EAFE              Equity 500
                               Growth and Income     Rydex Sector                            Equity Index           Index
                                 (Class IA)            Rotation          All Cap Fund          (Class A)           (Class A)
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $           43,001  $           58,395  $          119,438  $           58,349  $          272,034
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $           43,001  $           58,395  $          119,438  $           58,349  $          272,034
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $           43,001  $           58,395  $          119,438  $           58,349  $          272,034
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $           43,001  $           58,395  $          119,438  $           58,349  $          272,034
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                        3,789               5,793               7,646               7,107              23,371
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $           37,621  $           56,715  $          110,033  $           53,019  $          253,571
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            15.00  $            13.68  $            14.87  $            14.48  $            13.58
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            15.00  $            13.68  $            14.87  $            14.48  $            13.58
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   Scudder
                              Variable Insurance
                                Trust (Class A)
                                 Sub-Accounts                         Scudder Variable Series I Sub-Accounts
                              ------------------  ------------------------------------------------------------------------------
                                  Small Cap
                                    Index                                                       Global            Growth and
                                  (Class A)            Balanced              Bond              Discovery            Income
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $          157,818  $        2,877,064  $        6,087,566  $        2,741,263  $        1,384,873
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $          157,818  $        2,877,064  $        6,087,566  $        2,741,263  $        1,384,873
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $          157,818  $        2,877,064  $        6,087,566  $        2,741,263  $        1,384,873
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $          157,818  $        2,877,064  $        6,087,566  $        2,741,263  $        1,384,873
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                       12,894             257,340             864,711             264,091             162,926
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $          150,211  $        3,011,522  $        5,769,554  $        2,411,149  $        1,396,278
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            15.66  $            10.26  $            13.41  $            15.31  $             9.49
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $            15.66  $            11.79  $            16.37  $            15.31  $             9.49
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                            Strong
                                                        Strong             Variable
                                    Scudder           Opportunity          Insurance
                               Variable Series I     Fund II, Inc.        Funds, Inc.          T Rowe Price Equity Series,
                                  Sub-Accounts        Sub-Account         Sub-Account               Inc. Sub-Accounts
                              ------------------  ------------------  ------------------  --------------------------------------
                                                                                                                 T. Rowe Price
                                                      Opportunity            MidCap          T. Rowe Price          Mid-Cap
                                 International          Fund II          Growth Fund II      Equity Income          Growth
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $        1,442,772  $        6,167,798  $        3,393,491  $        7,742,393  $        8,516,780
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $        1,442,772  $        6,167,798  $        3,393,491  $        7,742,393  $        8,516,780
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $        1,442,772  $        6,167,798  $        3,393,491  $        7,742,393  $        8,516,780
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $        1,442,772  $        6,167,798  $        3,393,491  $        7,742,393  $        8,516,780
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                      174,670             324,792             247,159             383,477             427,979
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $        1,636,656  $        5,959,931  $        4,471,103  $        7,009,953  $        7,172,926
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $             9.10  $            15.25  $            10.76  $            14.05  $            16.58
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $             9.10  $            15.25  $            10.76  $            14.05  $            16.58
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                 T. Rowe Price      T. Rowe Price                                                 Van Kampen
                                   Equity           International                                               Life Investment
                                 Series, Inc.        Series, Inc.          The Universal Institutional              Trust
                                 Sub-Accounts        Sub-Account             Funds, Inc. Sub-Accounts            Sub-Account
                              ------------------  ------------------  --------------------------------------  ------------------
                                T. Rowe Price       T. Rowe Price         Van Kampen          Van Kampen
                                 New America        International            UIF                UIF U.S.          LIT Growth
                                    Growth              Stock             High Yield          Real Estate         and Income
                              ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS
Investments at fair value     $        3,252,732  $        2,010,720  $           37,320  $          146,288  $          206,396
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total assets               $        3,252,732  $        2,010,720  $           37,320  $          146,288  $          206,396
                              ==================  ==================  ==================  ==================  ==================

NET ASSETS
Accumulation units            $        3,252,732  $        2,010,720  $           37,320  $          146,288  $          206,396
                              ------------------  ------------------  ------------------  ------------------  ------------------
   Total net assets           $        3,252,732  $        2,010,720  $           37,320  $          146,288  $          206,396
                              ==================  ==================  ==================  ==================  ==================

FUND SHARE INFORMATION
   Number of shares                      185,341             168,402               5,264               9,389              12,098
                              ==================  ==================  ==================  ==================  ==================
   Cost of Investment         $        3,104,459  $        1,973,671  $           35,057  $          137,744  $          188,975
                              ==================  ==================  ==================  ==================  ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $             9.72  $             9.84  $            12.10  $            14.04  $            13.55
                              ==================  ==================  ==================  ==================  ==================
   Highest                    $             9.72  $             9.84  $            12.10  $            14.04  $            13.55
                              ==================  ==================  ==================  ==================  ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------

                                  Van Kampen
                                Life Investment
                               Trust (Class II)
                                  Sub-Account
                              ------------------
                                  LIT Growth
                                  and Income,
                                  (Class II)
                              ------------------
ASSETS
Investments at fair value     $        1,595,932
                              ------------------
   Total assets               $        1,595,932
                              ==================

NET ASSETS
Accumulation units            $        1,595,932
                              ------------------
   Total net assets           $        1,595,932
                              ==================

FUND SHARE INFORMATION
   Number of shares                       93,713
                              ==================
   Cost of Investment         $        1,360,536
                              ==================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $            10.39
                              ==================
   Highest                    $            10.51
                              ==================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable
                                      Insurance Funds
                                        Sub-Account                          The Alger American Fund Sub-Accounts
                                     -----------------  ---------------------------------------------------------------------------
                                         AIM V.I.
                                           Dent                                   Income           Leveraged           MidCap
                                      Demographics (a)       Growth             and Growth           AllCap            Growth
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -   $          12,419   $             -   $               -
Risk charges from Lincoln
  Benefit Life Company                               -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                       -                  -              12,419                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                          11,305            532,476             501,185           579,028           1,346,856
   Cost of investments sold                     11,156            770,410             562,642           899,799           1,646,973
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                             149           (237,934)            (61,457)         (320,771)           (300,117)
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                   149           (237,934)            (61,457)         (320,771)           (300,117)
Change in unrealized gains
  (losses)                                       1,770          1,806,568           1,107,392         1,708,693           3,416,569
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
        unrealized gains (losses)
        on investments                           1,919          1,568,634           1,045,935         1,387,922           3,116,452
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $           1,919  $       1,568,634   $       1,058,354   $     1,387,922   $       3,116,452
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Fidelity Variable
                                         The Alger                                                                    Insurance
                                       American Fund                                                                Products Fund
                                        Sub-Accounts            Federated Insurance Series Sub-Accounts              Sub-Accounts
                                     -----------------  -------------------------------------------------------   -----------------
                                                                               Federated
                                                           Federated          Fund for U.S.       Federated
                                           Small         Capital Income        Government        High Income          VIP Asset
                                      Capitalization       Fund II (b)        Securities II      Bond Fund II          Manager
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $         156,637   $         417,294   $       439,243   $         234,223
Risk charges from Lincoln
  Benefit Life Company                               -            (10,501)            (33,171)          (28,543)            (35,765)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                       -            146,136             384,123           410,700             198,458
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                         425,926          1,055,413           6,185,569         3,996,937           1,260,329
   Cost of investments sold                    513,879          1,464,115           6,094,328         4,051,319           1,394,702
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                         (87,953)          (408,702)             91,241           (54,382)           (134,373)
Realized gain distributions                          -                  -              54,119                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                               (87,953)          (408,702)            145,360           (54,382)           (134,373)
Change in unrealized gains
  (losses)                                   1,041,377            700,637            (320,169)          978,677           1,028,688
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains (losses)
       on investments                          953,424            291,935            (174,809)          924,295             894,315
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $         953,424  $         438,071   $         209,314   $     1,334,995   $       1,092,773
                                     =================  =================   =================   ===============   =================

(b)  Previously known as Federated Utility Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ----------------------------------------------------------------------------------------------
                                            VIP            VIP Equity-                                             VIP Investment
                                        Contrafund           Income            VIP Growth        VIP Index 500     Grade Bond (a)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         119,728  $         484,034   $          76,454   $       244,080   $               -
Risk charges from Lincoln
  Benefit Life Company                        (117,402)          (153,318)           (138,338)           (8,309)                  -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
     Net investment income
       (loss)                                    2,326            330,716             (61,884)          235,771                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                       2,550,498          3,809,606           3,776,563         3,087,600              30,815
   Cost of investments sold                  2,693,604          4,288,439           5,138,411         3,260,044              31,621
                                     -----------------  -----------------   -----------------   ---------------   -----------------
     Realized gains (losses) on
       fund shares                            (143,106)          (478,833)         (1,361,848)         (172,444)               (806)
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
     Net realized gains
       (losses)                               (143,106)          (478,833)         (1,361,848)         (172,444)               (806)
Change in unrealized gains
  (losses)                                   7,253,556          7,739,207           9,997,447         4,884,308               1,575
                                     -----------------  -----------------   -----------------   ---------------   -----------------
     Net realized and
      unrealized gains
      (losses) on investments                7,110,450          7,260,374           8,635,599         4,711,864                 769
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $       7,112,776  $       7,591,090   $       8,573,715   $     4,947,635   $             769
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity Variable Insurance
                                         Products Fund Sub-Accounts                      Janus Aspen Series Sub-Accounts
                                     ------------------------------------   -------------------------------------------------------
                                         VIP Money                                                 Flexible
                                          Market           VIP Overseas          Balanced           Income             Growth
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         332,586  $          46,268   $         547,738   $       311,130   $          27,269
Risk charges from Lincoln
  Benefit Life Company                        (116,730)           (26,263)            (90,356)          (21,077)           (124,199)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                 215,856             20,005             457,382           290,053             (96,930)
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                      45,351,617          1,659,083           3,015,851         2,177,772           4,958,777
   Cost of investments sold                 45,351,617          1,777,780           3,022,534         2,130,590           6,971,738
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                               -           (118,697)             (6,683)           47,182          (2,012,961)
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                     -           (118,697)             (6,683)           47,182          (2,012,961)
Change in unrealized gains
  (losses)                                           -          2,379,338           2,722,017            24,588          10,123,714
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on investments                       -          2,260,641           2,715,334            71,770           8,110,753
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $         215,856  $       2,280,646   $       3,172,716   $       361,823   $       8,013,823
                                     =================  =================   =================   ===============   =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                       Janus Aspen Series Sub-Accounts          Janus Aspen Series (Service Shares) Sub-Accounts
                                     ------------------------------------   -------------------------------------------------------
                                                                                                 International        Worldwide
                                          Mid Cap           Worldwide       Balanced (Service   Value (Service     Growth (Service
                                         Growth (c)          Growth            Shares) (a)        Shares) (d)        Shares) (a)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $         363,350   $           1,444   $        11,826   $             343
Risk charges from Lincoln
  Benefit Life Company                         (96,488)          (149,221)                  -           (11,440)                  -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                 (96,488)           214,129               1,444               386                 343
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                       3,892,938          5,208,433               9,513         1,127,192                 974
   Cost of investments sold                  7,911,333          6,454,003               9,853         1,057,882               1,057
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                      (4,018,395)        (1,245,570)               (340)           69,310                 (83)
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                            (4,018,395)        (1,245,570)               (340)           69,310                 (83)
Change in unrealized gains
  (losses)                                  11,397,230          8,111,784               6,101           493,959              10,314
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on investments               7,378,835          6,866,214               5,761           563,269              10,231
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $       7,282,347  $       7,080,343   $           7,205   $       563,655   $          10,574
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

(c)  Previously known as Aggressive Growth

(d)  Previously known as Global Value (Services Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                     Lazard Retirement
                                       Series, Inc.
                                       Sub- Account                          LSA Variable Series Trust Sub-Accounts
                                     -----------------  ---------------------------------------------------------------------------
                                                              LSA
                                         Emerging          Aggressive             LSA              LSA Basic          LSA Blue
                                        Markets (a)          Growth             Balanced             Value              Chip
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               1  $               -   $          10,004   $             -   $              35
Risk charges from Lincoln
  Benefit Life Company                               -             (1,058)             (1,347)           (2,578)               (611)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                       1             (1,058)              8,657            (2,578)               (576)
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                           1,259             65,784             290,149           199,476              45,221
   Cost of investments sold                      1,202             61,857             293,107           205,552              45,770
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                              57              3,927              (2,958)           (6,076)               (549)
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                    57              3,927              (2,958)           (6,076)               (549)
Change in unrealized gains
  (losses)                                       1,965             42,373              86,562           613,573              22,332
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on investments                   2,022             46,300              83,604           607,497              21,783
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $           2,023  $          45,242   $          92,261   $       604,919   $          21,207
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                              LSA Variable Series Trust Sub-Accounts
                                     ----------------------------------------------------------------------------------------------
                                                                                   LSA               LSA                LSA
                                        LSA Capital       LSA Capital          Disciplined        Diversified      Emerging Growth
                                       Appreciation        Growth (e)           Equity (f)          Mid-Cap            Equity
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $             -  $             163   $             140   $           691   $               -
Risk charges from Lincoln
  Benefit Life Company                          (1,029)              (372)                (51)           (2,055)             (1,015)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                  (1,029)              (209)                 89            (1,364)             (1,015)
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                         529,128              7,172              70,457           179,205           1,521,404
   Cost of investments sold                    518,797              7,154              68,771           173,869           1,462,356
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                          10,331                 18               1,686             5,336              59,048
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                10,331                 18               1,686             5,336              59,048
Change in unrealized gains
  (losses)                                      25,159             11,768                (102)          187,134             103,769
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on investments                  35,490             11,786               1,584           192,470             162,817
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $          34,461  $          11,577   $           1,673   $       191,106   $         161,802
                                     =================  =================   =================   ===============   =================

(e)  Previously known as LSA Growth Equity

(f)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  MFS Variable Insurance
                                             LSA Variable Series Trust Sub-Accounts                 Trust Sub-Accounts
                                     --------------------------------------------------------   -----------------------------------
                                        LSA Equity         LSA Mid Cap          LSA Value        MFS Emerging       MFS Investors
                                      Growth (f) (g)          Value              Equity          Growth Series      Trust Series
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $           3,924   $           8,120   $             -   $          22,811
Risk charges from Lincoln
  Benefit Life Company                            (580)           (15,979)               (851)                -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                    (580)           (12,055)              7,269                 -              22,811
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                          23,092            505,350              79,107           321,080           1,571,834
   Cost of investments sold                     20,953            471,082              75,898           457,393           1,767,459
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                           2,139             34,268               3,209          (136,313)           (195,625)
Realized gain distributions                          -            193,106                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                 2,139            227,374               3,209          (136,313)           (195,625)
Change in unrealized gains
  (losses)                                      18,851            982,766             106,629         1,181,702             810,590
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on investments                  20,990          1,210,140             109,838         1,045,389             614,965
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $          20,410  $       1,198,085   $         117,107   $     1,045,389   $         637,776
                                     =================  =================   =================   ===============   =================

(f)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

(g)  Previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    MFS Variable
                                                                                                                   Insurance Trust
                                                                                                                   (Service Class)
                                                     MFS Variable Insurance Trust Sub-Accounts                       Sub-Account
                                     --------------------------------------------------------------------------   -----------------
                                                                                                                       MFS New
                                          MFS New                                                     MFS             Discovery
                                         Discovery        MFS Research          MFS Total          Utilities       Series (Service
                                          Series             Series           Return Series        Series (a)          Class)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                            $               -  $          10,521   $         139,025   $             -   $               -
Risk charges from Lincoln
  Benefit Life Company                               -                  -                   -                 -              (2,484)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment
        income (loss)                                -             10,521             139,025                 -              (2,484)
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from sales                         251,360            162,885             527,055             1,137             189,375
   Cost of investments
     sold                                      269,776            201,514             508,459             1,213             182,787
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains
        (losses) on fund
        shares                                 (18,416)           (38,629)             18,596               (76)              6,588
Realized gain
  distributions                                      -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                               (18,416)           (38,629)             18,596               (76)              6,588
Change in unrealized gains
  (losses)                                   1,018,248            395,805           1,120,744             3,140              57,009
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on
       investments                             999,832            357,176           1,139,340             3,064              63,597
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                         $         999,832  $         367,697   $       1,278,365   $         3,064   $          61,113
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Oppenheimer                              Panorama
                                        Oppenheimer     Variable Account                          Series Fund,     PIMCO Advisors
                                          Variable       Funds (Service      Panorama Series     Inc. (Service         Variable
                                       Account Funds      Class ("SC"))         Fund, Inc.       Class ("SC"))     Insurance Trust
                                        Sub-Account        Sub-Account         Sub-Account        Sub-Account     Sub-Accounts (h)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
                                        Oppenheimer       Oppenheimer
                                        Main Street       Main Street          Oppenheimer        Oppenheimer
                                         Small Cap         Small Cap          International      International         OpCap
                                         Growth (a)       Growth (SC)           Growth (a)        Growth (SC)       Small Cap (i)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -   $               -   $         1,145   $           1,005
Risk charges from Lincoln
  Benefit Life Company                               -             (5,658)                  -            (2,417)            (13,327)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                       -             (5,658)                  -            (1,272)            (12,322)
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                           5,828            318,609                 491           776,740             333,297
   Cost of investments sold                      5,665            280,571               1,329           693,142             298,799
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                             163             38,038                (838)           83,598              34,498
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                   163             38,038                (838)           83,598              34,498
Change in unrealized gains
  (losses)                                       8,520            605,700               4,054           114,696             815,821
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on investments                   8,683            643,738               3,216           198,294             850,319
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $           8,683  $         638,080   $           3,216   $       197,022   $         837,997
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

(h)  Previously known as OCC Accumulation Trust

(i)  Previously known as OCC Small Cap

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                      PIMCO Advisors                                                                   Putnam
                                         Variable                                                                   Variable Trust
                                      Insurance Trust                                                                (Class IB)
                                     Sub-Accounts (h)         PIMCO Variable Insurance Trust Sub-Accounts            Sub-Account
                                     -----------------  -------------------------------------------------------   -----------------
                                           PEA                                                                    VT International
                                       Science and           Foreign             Money              Total            Growth and
                                      Technology (j)          Bond             Market (a)           Return        Income (Class IB)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          48,532   $             996   $       191,065   $           5,647
Risk charges from Lincoln
  Benefit Life Company                               -             (9,676)                  -           (24,599)             (2,279)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                       -             38,856                 996           166,466               3,368
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                         574,469          1,006,512             510,655        18,898,316             445,078
   Cost of investments sold                    526,461            997,788             510,655        18,845,884             412,659
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                          48,008              8,724                   -            52,432              32,419
Realized gain distributions                          -                  -                   -            40,704                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                48,008              8,724                   -            93,136              32,419
Change in unrealized gains
  (losses)                                     373,476            (28,729)                  -           (20,324)            212,755
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on investments                 421,484            (20,005)                  -            72,812             245,174
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $         421,484  $          18,851   $             996   $       239,278   $         248,542
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

(h)  Previously known as OCC Accumulation Trust

(j)  Previously known as OCC Science and Technology

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Salomon            Scudder
                                                                                                   Brothers           Variable
                                                                                  Rydex         Variable Series      Insurance
                                            Putnam Variable Trust            Variable Trust       Funds, Inc.      Trust (Class A)
                                           (Class IA) Sub-Accounts             Sub-Account        Sub-Account       Sub-Accounts
                                     ------------------------------------   -----------------   ---------------   -----------------
                                                        VT International                                                EAFE
                                       VT High Yield    Growth and Income     Rydex Sector         All Cap          Equity Index
                                       (Class IA) (a)    (Class IA) (a)       Rotation (a)         Fund (a)         (Class A) (a)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -   $               -   $           228   $               1
Risk charges from Lincoln
  Benefit Life Company                               -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                       -                  -                   -               228                   1
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                          21,778              3,459              10,474             1,415               1,982
   Cost of investments sold                     22,511              3,559              10,263             1,555               2,136
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                            (733)              (100)                211              (140)               (154)
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                  (733)              (100)                211              (140)               (154)
Change in unrealized gains
  (losses)                                       4,714              5,380               1,680             9,405               5,330
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
       unrealized gains
       (losses) on investments                   3,981              5,280               1,891             9,265               5,176
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $           3,981  $           5,280   $           1,891   $         9,493   $           5,177
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                         Scudder Variable Insurance
                                        Trust (Class A) Sub-Accounts                Scudder Variable Series I Sub-Accounts
                                     ------------------------------------   -------------------------------------------------------
                                        Equity 500         Small Cap
                                          Index              Index                                                     Global
                                       (Class A) (a)      (Class A) (a)          Balanced            Bond             Discovery
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                            $              72  $               9   $          52,521   $       243,761   $           1,594
Risk charges from Lincoln
  Benefit Life Company                               -                  -              (1,912)          (13,253)                  -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
         (loss)                                     72                  9              50,609           230,508               1,594
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from sales                           7,257              4,136             519,747         1,524,720             259,464
   Cost of investments sold                      8,172              4,367             346,683         1,500,116             282,813
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                            (915)              (231)            173,064            24,604             (23,349)
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                  (915)              (231)            173,064            24,604             (23,349)
Change in unrealized gains
   (losses)                                     18,463              7,607             165,217            22,517             792,712
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
        unrealized gains
        (losses) on investments                 17,548              7,376             338,281            47,121             769,363
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN
    NET ASSETS FROM
    OPERATIONS                       $          17,620  $           7,385   $         388,890   $       277,629   $         770,957
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Strong
                                                                                 Strong            Variable         T. Rowe Price
                                                                               Opportunity         Insurance           Equity
                                               Scudder Variable               Fund II, Inc.       Funds, Inc.       Series, Inc.
                                             Series I Sub-Accounts             Sub-Account        Sub-Account       Sub-Accounts
                                     ------------------------------------   -----------------   ---------------   -----------------
                                        Growth and                             Opportunity          MidCap         T. Rowe Price
                                          Income          International          Fund II        Growth Fund II     Equity Income
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          10,900  $           8,123   $           4,121   $             -   $          98,600
Risk charges from Lincoln
  Benefit Life Company                               -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                  10,900              8,123               4,121                 -              98,600
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                          139,650            155,427           1,052,017           338,613             755,883
  Cost of investments sold                     136,110            168,036           1,232,683           537,319             825,766
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                           3,540            (12,609)           (180,666)         (198,706)            (69,883)
Realized gain distributions                          -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                 3,540            (12,609)           (180,666)         (198,706)            (69,883)
Change in unrealized gains
  (losses)                                     259,828            321,682           1,823,719           903,938           1,337,663
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
        unrealized gains
        (losses) on investments                263,368            309,073           1,643,053           705,232           1,267,780
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $         274,268  $         317,196   $       1,647,174   $       705,232   $       1,366,380
                                     =================  =================   =================   ===============   =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              T. Rowe Price
                                                                             International
                                              T Rowe Price Equity              Series, Inc.        The Universal Institutional
                                           Series, Inc. Sub-Accounts           Sub-Account           Funds, Inc. Sub-Accounts
                                     ------------------------------------   -----------------   -----------------------------------
                                       T. Rowe Price     T. Rowe Price        T. Rowe Price       Van Kampen         Van Kampen
                                          Mid-Cap         New America         International          UIF              UIF U.S.
                                          Growth            Growth                Stock         High Yield (a)     Real Estate (a)
                                     -----------------  -----------------   -----------------   ---------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -   $          21,409   $             -   $               -
Risk charges from Lincoln
  Benefit Life Company                               -                  -                   -                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net investment income
        (loss)                                       -                  -              21,409                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                       1,585,341             92,885             252,534             4,217               1,560
   Cost of investments sold                  1,563,263            104,215             285,884             4,460               1,764
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Realized gains (losses)
        on fund shares                          22,078            (11,330)            (33,350)             (243)               (204)
Realized gain distributions                          -                  -               1,647                 -                   -
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized gains
        (losses)                                22,078            (11,330)            (31,703)             (243)               (204)
Change in unrealized gains
  (losses)                                   2,090,439            354,151             472,109             2,263               8,544
                                     -----------------  -----------------   -----------------   ---------------   -----------------
      Net realized and
        unrealized gains
        (losses) on
        investments                          2,112,517            342,821             440,406             2,020               8,340
                                     -----------------  -----------------   -----------------   ---------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $       2,112,517  $         342,821   $         461,815   $         2,020   $           8,340
                                     =================  =================   =================   ===============   =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------

                                        Van Kampen         Van Kampen
                                      Life Investment   Life Investment
                                          Trust         Trust (Class II)
                                        Sub-Account       Sub-Account
                                     -----------------  -----------------
                                                           LIT Growth
                                         LIT Growth       and Income,
                                       and Income (a)     (Class II)
                                     -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $           4,354
Risk charges from Lincoln
  Benefit Life Company                               -            (3,118)
                                     -----------------  -----------------
      Net investment income
        (loss)                                       -             1,236
                                     -----------------  -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales                          54,338           149,314
   Cost of investments sold                     53,926           145,148
                                     -----------------  -----------------
      Realized gains (losses)
        on fund shares                             412             4,166
Realized gain distributions                          -                 -
                                     -----------------  -----------------
      Net realized gains
       (losses)                                    412             4,166
Change in unrealized gains
      (losses)                                  17,421           241,171
                                     -----------------  -----------------
      Net realized and
       unrealized gains
       (losses) on investments                  17,833           245,337
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS             $          17,833  $         246,573
                                     =================  =================

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                            AIM Variable
                                              Insurance
                                               Funds
                                            Sub-Account              The Alger American Fund Sub-Accounts
                                            ------------   ---------------------------------------------------------
                                              AIM V.I.
                                                Dent
                                            Demographics             Growth                  Income and Growth
                                            ------------   ---------------------------   ---------------------------
                                              2003 (a)         2003           2002           2003          2002
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $          -   $      1,504   $     12,419   $     20,914
Net realized gains (losses)                          149       (237,934)      (260,409)       (61,457)       (30,790)
Change in unrealized gains (losses)                1,770      1,806,568     (1,251,892)     1,107,392     (1,235,320)
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                  1,919      1,568,634     (1,510,797)     1,058,354     (1,245,196)
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          46,779      1,917,487      1,516,794      1,397,665      1,653,163
Payments on termination                                -       (255,504)      (110,160)      (294,967)       (69,626)
Monthly deductions:
  Cost of Insurance                               (5,411)      (467,462)      (379,095)      (422,037)      (374,600)
  Mortality and expense risk charge                  (51)       (40,560)       (28,716)       (29,606)       (24,913)
  Administrative expense charge                     (789)       (23,288)       (27,324)       (29,473)       (31,607)
  Policy fee                                        (731)       (59,273)       (51,137)       (54,207)       (50,213)
Loans - net                                            -            365           (471)        41,661            556
Transfers among the sub-accounts
  and with the Fixed Account - net                 2,196        807,157       (213,557)      (125,803)         3,904
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                      41,993      1,878,922        706,334        483,233      1,106,664
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 43,912      3,447,556       (804,463)     1,541,587       (138,532)

NET ASSETS AT BEGINNING OF PERIOD                      -      3,365,501      4,169,964      3,289,791      3,428,323
                                            ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $     43,912   $  6,813,057   $  3,365,501   $  4,831,378   $  3,289,791
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             -        417,069        346,271        342,828        246,154
    Units issued                                   3,993        264,505        111,678         82,956        117,997
    Units redeemed                                  (891)       (56,895)       (40,880)       (38,008)       (21,323)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period               3,102        624,679        417,069        387,776        342,828
                                            ============   ============   ============   ============   ============

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      The Alger American Fund Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                 Leveraged AllCap                MidCap Growth              Small Capitalization
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $        321   $          -   $          -   $          -   $          -
Net realized gains (losses)                     (320,771)      (337,980)      (300,117)      (825,220)       (87,953)      (258,376)
Change in unrealized gains (losses)            1,708,693     (1,342,375)     3,416,569     (1,173,897)     1,041,377       (265,429)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              1,387,922     (1,680,034)     3,116,452     (1,999,117)       953,424       (523,805)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       2,077,019      2,202,962      3,549,493      3,332,964      1,097,872      1,122,750
Payments on termination                         (343,658)      (176,458)      (513,224)      (201,899)      (222,565)       (55,996)
Monthly deductions:
  Cost of Insurance                             (573,108)      (508,165)      (933,705)      (716,974)      (318,710)      (237,820)
  Mortality and expense risk charge              (37,142)       (30,145)       (59,976)       (42,618)       (19,457)       (13,485)
  Administrative expense charge                  (25,318)       (29,368)       (41,032)       (44,979)       (18,679)       (16,252)
  Policy fee                                     (87,129)       (76,096)      (135,706)      (110,401)       (46,148)       (34,574)
Loans - net                                       46,615         (2,771)        30,069         (3,339)         1,793         17,253
Transfers among the sub-accounts
  and with the Fixed Account - net                78,533       (410,918)       478,925       (300,731)       201,341       (254,113)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   1,135,812        969,041      2,374,844      1,912,023        675,447        527,763
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              2,523,734       (710,993)     5,491,296        (87,094)     1,628,871          3,958

NET ASSETS AT BEGINNING OF PERIOD              3,647,487      4,358,480      5,703,898      5,790,992      1,872,121      1,868,163
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  6,171,221   $  3,647,487   $ 11,195,194   $  5,703,898   $  3,500,992   $  1,872,121
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       381,129        300,987        516,398        369,398        303,398        223,358
    Units issued                                 152,931        130,969        274,706        316,523        148,157        137,253
    Units redeemed                               (55,420)       (50,827)      (105,299)      (169,523)       (52,949)       (57,213)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             478,640        381,129        685,805        516,398        398,606        303,398
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Federated Insurance Series Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                              Federated Fund for
                                                Federated Capital               U.S. Government              Federated High
                                                Income Fund II (b)               Securities II             Income Bond Fund II
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    146,136   $    120,996   $    384,123   $    188,526   $    410,700   $    495,545
Net realized gains (losses)                     (408,702)      (277,589)       145,360         36,717        (54,382)      (673,000)
Change in unrealized gains (losses)              700,637       (523,365)      (320,169)       397,112        978,677        248,581
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                438,071       (679,958)       209,314        622,355      1,334,995         71,126
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         565,200        674,542      2,594,986      2,650,245      1,302,726      1,122,055
Payments on termination                         (233,977)      (140,858)      (456,079)      (669,599)      (436,157)      (420,060)
Monthly deductions:
  Cost of Insurance                             (273,100)      (244,373)      (955,553)      (645,529)      (602,362)      (412,062)
  Mortality and expense risk charge               (6,930)        (5,442)       (41,165)       (25,568)       (22,848)       (10,560)
  Administrative expense charge                   (6,609)        (7,496)       (53,907)       (28,345)       (26,102)       (21,324)
  Policy fee                                     (23,015)       (20,244)       (86,847)       (57,080)       (50,811)       (31,894)
Loans - net                                        1,339         (2,070)        20,931        (27,472)        12,441        (19,388)
Transfers among the sub-accounts
  and with the Fixed Account - net              (318,542)      (113,784)    (3,040,045)     3,493,124      3,600,363       (294,101)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                    (295,634)       140,275     (2,017,679)     4,689,776      3,777,250        (87,334)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                142,437       (539,683)    (1,808,365)     5,312,131      5,112,245        (16,208)

NET ASSETS AT BEGINNING OF PERIOD              2,539,119      3,078,802     10,606,841      5,294,710      5,003,104      5,019,312
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  2,681,556   $  2,539,119   $  8,798,476   $ 10,606,841   $ 10,115,349   $  5,003,104
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       280,615        242,749        725,341        391,089        418,149        409,900
    Units issued                                  80,768        191,975        290,453        589,199        601,529      1,638,932
    Units redeemed                              (106,474)      (154,109)      (420,428)      (254,947)      (312,187)    (1,630,683)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             254,909        280,615        595,366        725,341        707,491        418,149
                                            ============   ============   ============   ============   ============   ============

(b) Previously known as Federated Utility Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                 VIP Asset Manager              VIP Contrafund               VIP Equity-Income
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    198,458   $    211,527   $      2,326   $     82,902   $    330,716   $    333,371
Net realized gains (losses)                     (134,373)      (661,363)      (143,106)      (950,838)      (478,833)      (821,713)
Change in unrealized gains (losses)            1,028,688       (225,313)     7,253,556     (1,890,291)     7,739,207     (5,446,627)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              1,092,773       (675,149)     7,112,776     (2,758,227)     7,591,090     (5,934,969)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       1,138,954      1,223,026      7,182,836      6,903,132      5,192,930      5,711,900
Payments on termination                         (577,079)      (582,663)    (1,821,538)    (1,298,069)    (2,185,246)    (1,430,484)
Monthly deductions:
  Cost of Insurance                             (551,656)      (521,913)    (2,728,535)    (2,473,852)    (2,294,904)    (2,248,454)
  Mortality and expense risk charge              (12,352)        (7,954)       (81,572)       (57,616)       (43,877)       (32,263)
  Administrative expense charge                  (19,046)       (14,760)       (87,527)       (80,853)       (81,336)       (84,655)
  Policy fee                                     (57,097)       (48,914)      (303,609)      (255,681)      (200,466)      (180,636)
Loans - net                                       35,774         (8,559)        73,963         (9,801)        59,443         95,780
Transfers among the sub-accounts
  and with the Fixed Account - net               533,504       (213,926)       491,737     (1,304,975)       110,734     (2,512,623)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     491,002       (175,663)     2,725,755      1,422,285        557,278       (681,435)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,583,775       (850,812)     9,838,531     (1,335,942)     8,148,368     (6,616,404)

NET ASSETS AT BEGINNING OF PERIOD              6,202,640      7,053,452     23,819,029     25,154,971     25,445,194     32,061,598
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  7,786,415   $  6,202,640   $ 33,657,560   $ 23,819,029   $ 33,593,562   $ 25,445,194
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       452,477        452,772      1,752,812      1,608,087      1,519,302      1,515,928
    Units issued                                 134,191        359,269        394,264        739,600        296,807        912,613
    Units redeemed                               (81,818)      (359,564)      (151,957)      (594,875)      (186,361)      (909,239)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             504,850        452,477      1,995,119      1,752,812      1,629,748      1,519,302
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable Insurance Products Fund Sub-Accounts
                                            ------------------------------------------------------------------------
                                                                                                            VIP
                                                                                                         Investment
                                                    VIP Growth                   VIP Index 500           Grade Bond
                                            ---------------------------   ---------------------------   ------------
                                                2003           2002           2003           2002         2003 (a)
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    (61,884)  $    (81,665)  $    235,771   $    166,275   $          -
Net realized gains (losses)                   (1,361,848)    (3,040,705)      (172,444)      (955,491)          (806)
Change in unrealized gains (losses)            9,997,447     (7,998,273)     4,884,308     (2,794,518)         1,575
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              8,573,715    (11,120,643)     4,947,635     (3,583,734)           769
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       7,280,544      8,397,286      7,117,441      8,187,857        125,637
Payments on termination                       (2,106,066)    (1,643,868)    (1,415,327)      (790,753)           (48)
Monthly deductions:
  Cost of Insurance                           (2,972,926)    (2,918,241)    (1,983,758)    (1,673,457)       (12,908)
  Mortality and expense risk charge              (79,378)       (60,347)      (136,342)      (107,443)          (150)
  Administrative expense charge                  (98,309)      (101,691)      (122,997)      (137,990)        (1,988)
  Policy fee                                    (328,654)      (312,605)      (237,482)      (183,277)        (2,594)
Loans - net                                      115,535         12,581          3,739         39,221              -
Transfers among the sub-accounts
  and with the Fixed Account - net             3,948,939     (1,462,826)       749,385       (752,094)        (1,227)
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   5,759,685      1,910,289      3,974,659      4,582,064        106,722
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             14,333,400     (9,210,354)     8,922,294        998,330        107,491

NET ASSETS AT BEGINNING OF PERIOD             25,668,415     34,878,769     14,933,415     13,935,085              -
                                            ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 40,001,815   $ 25,668,415   $ 23,855,709   $ 14,933,415   $    107,491
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,980,606      1,759,284      1,755,357      1,270,721              -
    Units issued                                 627,551        690,687        761,154        881,172         13,461
    Units redeemed                              (214,832)      (469,365)      (329,550)      (396,536)        (3,105)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           2,393,325      1,980,606      2,186,961      1,755,357         10,356
                                            ============   ============   ============   ============   ============

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Janus Aspen
                                              Fidelity Variable Insurance Products Fund Sub-Accounts        Series Sub-Accounts
                                            ---------------------------------------------------------   ---------------------------
                                                 VIP Money Market                VIP Overseas                    Balanced
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    215,856   $    411,712   $     20,005   $      7,096   $    457,382   $    481,224
Net realized gains (losses)                            -              -       (118,697)      (956,497)        (6,683)      (320,584)
Change in unrealized gains (losses)                    -              -      2,379,338        (36,873)     2,722,017     (1,864,790)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                215,856        411,712      2,280,646       (986,274)     3,172,716     (1,704,150)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       9,642,079     12,096,344      1,495,869      1,330,295      5,983,647      6,814,774
Payments on termination                       (2,454,197)    (1,879,921)      (477,603)      (407,320)    (1,446,917)    (1,936,803)
Monthly deductions:
  Cost of Insurance                           (2,531,114)    (2,165,506)      (532,569)      (530,332)    (2,557,312)    (2,366,329)
  Mortality and expense risk charge             (144,868)      (102,650)       (17,760)       (11,670)       (89,381)       (70,195)
  Administrative expense charge                 (141,964)      (147,926)       (19,785)       (20,597)       (72,128)       (82,320)
  Policy fee                                    (149,821)      (125,888)       (56,760)       (52,014)      (293,548)      (260,864)
Loans - net                                      184,917         57,929          3,698         14,243        101,483         23,705
Transfers among the sub-accounts
  and with the Fixed Account - net           (19,957,515)    (2,345,980)       450,946         20,679     (1,425,148)       747,281
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                 (15,552,483)     5,386,402        846,036        343,284        200,696      2,869,249
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            (15,336,627)     5,798,114      3,126,682       (642,990)     3,373,412      1,165,099

NET ASSETS AT BEGINNING OF PERIOD             38,162,269     32,364,155      5,087,326      5,730,316     22,849,033     21,683,934
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 22,825,642   $ 38,162,269   $  8,214,008   $  5,087,326   $ 26,222,445   $ 22,849,033
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,880,398      2,435,021        552,378        477,428      1,314,170      1,111,486
    Units issued                               2,273,386      6,756,356        260,222      6,828,188        181,122        362,795
    Units redeemed                            (3,390,205)    (6,310,979)      (167,470)    (6,753,238)      (127,530)      (160,111)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           1,763,579      2,880,398        645,130        552,378      1,367,762      1,314,170
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Janus Aspen Series Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                  Flexible Income                   Growth                   Mid Cap Growth (c)
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    290,053   $    197,414   $    (96,930)  $   (146,649)  $    (96,488)  $   (107,179)
Net realized gains (losses)                       47,182         47,387     (2,012,961)    (4,011,726)    (4,018,395)    (6,182,022)
Change in unrealized gains (losses)               24,588        176,968     10,123,714     (5,610,625)    11,397,230     (2,080,322)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                361,823        421,769      8,013,823     (9,769,000)     7,282,347     (8,369,523)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       1,788,264      1,375,370      6,737,157      8,209,078      6,915,596      8,447,487
Payments on termination                         (274,625)      (267,737)    (2,061,124)    (1,530,382)    (1,475,542)    (1,082,009)
Monthly deductions:
  Cost of Insurance                             (656,389)      (432,932)    (2,897,236)    (3,008,966)    (2,587,542)    (2,660,889)
  Mortality and expense risk charge              (26,460)       (13,739)       (85,544)       (77,487)       (81,694)       (64,090)
  Administrative expense charge                  (29,894)       (10,499)       (84,215)       (97,201)       (78,752)      (102,027)
  Policy fee                                     (63,036)       (43,634)      (298,116)      (309,402)      (317,055)      (318,199)
Loans - net                                       (3,823)       (12,238)       102,747         42,960        113,529        160,709
Transfers among the sub-accounts
  and with the Fixed Account - net                38,861        733,316     (2,169,695)    (3,255,369)    (1,559,373)    (3,509,794)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     772,898      1,327,907       (756,026)       (26,769)       929,167        871,188
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,134,721      1,749,676      7,257,797     (9,795,769)     8,211,514     (7,498,335)

NET ASSETS AT BEGINNING OF PERIOD              5,546,856      3,797,180     25,921,509     35,717,278     20,660,500     28,158,835
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  6,681,577   $  5,546,856   $ 33,179,306   $ 25,921,509   $ 28,872,014   $ 20,660,500
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       349,283        249,275      2,179,059      2,087,165      1,822,166      1,682,693
    Units issued                                 191,711        376,326        350,948        635,826        412,800        414,515
    Units redeemed                              (127,422)      (276,318)      (354,308)      (543,932)      (296,950)      (275,042)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             413,572        349,283      2,175,699      2,179,059      1,938,016      1,822,166
                                            ============   ============   ============   ============   ============   ============

(c) Previously known as Aggressive Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                 Janus Aspen Series                   Janus Aspen Series
                                                    Sub-Accounts                (Service Shares) Sub-Accounts
                                            ---------------------------   ------------------------------------------
                                                                            Balanced
                                                                            (Service         International Value
                                                Worldwide Growth             Shares)         (Service Shares) (d)
                                            ---------------------------   ------------   ---------------------------
                                               2003           2002          2003 (a)         2003         2002 (k)
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    214,129   $    141,244   $      1,444   $        386   $     (4,058)
Net realized gains (losses)                   (1,245,570)   (11,766,135)          (340)        69,310        (15,296)
Change in unrealized gains (losses)            8,111,784        (71,424)         6,101        493,959        (71,879)
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              7,080,343    (11,696,315)         7,205        563,655        (91,233)
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       7,400,269      9,178,587        188,672        243,711        109,026
Payments on termination                       (2,054,552)    (1,794,067)          (174)      (132,144)       (77,959)
Monthly deductions:
  Cost of Insurance                           (3,123,633)    (3,455,418)       (24,713)      (140,175)       (64,299)
  Mortality and expense risk charge              (87,626)       (78,844)          (225)        (1,572)          (438)
  Administrative expense charge                 (116,906)      (133,838)        (3,548)        (5,646)        (2,032)
  Policy fee                                    (303,904)      (331,696)        (4,594)        (7,782)        (2,607)
Loans - net                                      124,531         38,736              -         (2,461)          (666)
Transfers among the sub-accounts
  and with the Fixed Account - net            (3,104,802)    (4,597,170)         2,510        (76,571)     1,835,724
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                  (1,266,623)    (1,173,710)       157,928       (122,640)     1,796,749
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              5,813,720    (12,870,025)       165,133        441,015      1,705,516

NET ASSETS AT BEGINNING OF PERIOD             31,177,134     44,047,159              -      1,705,516              -
                                            ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 36,990,854   $ 31,177,134   $    165,133   $  2,146,531   $  1,705,516
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,282,362      2,228,552              -        218,829              -
    Units issued                                 350,774      4,174,075         15,055        116,486        284,049
    Units redeemed                              (353,776)    (4,120,265)          (902)      (127,658)       (65,220)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           2,279,360      2,282,362         14,153        207,657        218,829
                                            ============   ============   ============   ============   ============

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(d) Previously known as Global Value (Services Shares)

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Janus
                                            Aspen Series      Lazard
                                              (Service      Retirement
                                               Shares)     Series, Inc.
                                             Sub-Account    Sub-Account            LSA Variable Series Trust Sub-Accounts
                                            ------------   ------------   ---------------------------------------------------------
                                              Worldwide
                                               Growth
                                              (Service       Emerging
                                               Shares)       Markets         LSA Aggressive Growth             LSA Balanced
                                            ------------   ------------   ---------------------------   ---------------------------
                                              2003 (a)       2003 (a)         2003         2002 (k)         2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $        343   $          1   $     (1,058)  $        (21)  $      8,657   $      2,525
Net realized gains (losses)                          (83)            57          3,927            (86)        (2,958)        (7,353)
Change in unrealized gains (losses)               10,314          1,965         42,373           (881)        86,562         (6,488)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                 10,574          2,023         45,242           (988)        92,261        (11,316)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         167,774         12,586         56,513         10,479        210,236         68,290
Payments on termination                              (45)             -        (14,384)             -        (13,086)        (1,663)
Monthly deductions:
  Cost of Insurance                              (11,268)        (1,679)       (17,563)          (497)       (51,166)       (11,615)
  Mortality and expense
  risk charge                                       (104)           (15)           (21)             -         (1,346)          (295)
  Administrative expense charge                   (1,713)          (255)          (818)             -         (1,882)           (47)
  Policy fee                                      (2,303)          (307)        (1,941)          (117)        (6,725)        (1,476)
Loans - net                                            -              -           (310)             -         (1,876)          (639)
Transfers among the sub-accounts
  and with the Fixed Account - net                  (301)        11,879        311,952            694        507,129        175,563
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     152,040         22,209        333,428         10,559        641,284        228,118
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                162,614         24,232        378,670          9,571        733,545        216,802

NET ASSETS AT BEGINNING OF PERIOD                      -              -          9,571              -        216,958            156
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    162,614   $     24,232   $    388,241   $      9,571   $    950,503   $    216,958
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             -              -          1,305              -         25,158             15
    Units issued                                  12,175          1,593         43,877          1,763         93,219         80,178
    Units redeemed                                   (88)           (96)        (7,363)          (458)       (31,691)       (55,035)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period              12,087          1,497         37,819          1,305         86,686         25,158
                                            ============   ============   ============   ============   ============   ============

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   LSA Variable Series Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                  LSA Basic Value                LSA Blue Chip           LSA Capital Appreciation
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003         2002 (k)         2003         2002 (k)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $     (2,578)  $       (601)  $       (576)  $        (79)  $     (1,029)  $         (5)
Net realized gains (losses)                       (6,076)        (8,820)          (549)           (71)        10,331              -
Change in unrealized gains (losses)              613,573        (89,860)        22,332         (1,490)        25,159           (471)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                604,919        (99,281)        21,207         (1,640)        34,461           (476)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       1,249,313        326,757         69,789         11,484         31,643            313
Payments on termination                          (53,092)        (6,559)           (24)            (5)             -              -
Monthly deductions:
  Cost of Insurance                             (160,589)       (44,237)       (14,861)        (2,309)       (16,071)          (102)
  Mortality and expense risk charge               (9,356)        (1,748)           (54)             -            (14)             -
  Administrative expense charge                   (6,832)        (1,384)        (1,250)           (40)          (709)             -
  Policy fee                                     (18,003)        (6,018)        (2,035)          (189)          (828)           (20)
Loans - net                                       (2,322)           395            784              -            885              -
Transfers among the sub-accounts
  and with the Fixed Account - net               337,103        465,939         58,053         51,478        251,228          8,754
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   1,336,222        733,145        110,402         60,419        266,134          8,945
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,941,141        633,864        131,609         58,779        300,595          8,469

NET ASSETS AT BEGINNING OF PERIOD                644,835         10,971         58,779              -          8,469              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  2,585,976   $    644,835   $    190,388   $     58,779   $    309,064   $      8,469
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        78,470          1,016          7,336              -          1,033              -
    Units issued                                 180,447         90,320         16,050          7,482         88,302          1,034
    Units redeemed                               (23,935)       (12,866)        (5,330)          (146)       (60,427)            (1)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             234,982         78,470         18,056          7,336         28,908          1,033
                                            ============   ============   ============   ============   ============   ============

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    LSA Variable Series Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                              LSA Capital Growth (e)         LSA Disciplined Equity       LSA Diversified Mid-Cap
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003         2002 (k)       2003 (f)       2002 (k)         2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $       (209)  $        (41)  $         89   $          5   $     (1,364)  $         47
Net realized gains (losses)                           18            639          1,686             (3)         5,336        (12,508)
Change in unrealized gains (losses)               11,768         (1,226)          (102)           102        187,134        (28,186)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                 11,577           (628)         1,673            104        191,106        (40,647)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          22,066          8,557            440          2,172        311,669        158,326
Payments on termination                             (176)             -           (307)             -         (9,647)          (374)
Monthly deductions:
  Cost of Insurance                               (6,194)          (720)          (523)          (273)       (61,512)       (21,019)
  Mortality and expense risk charge                  (10)             -              -              -         (2,253)          (804)
  Administrative expense charge                     (385)            (7)             -              -         (2,014)           (47)
  Policy fee                                        (826)           (99)           (52)           (39)        (8,090)        (2,167)
Loans - net                                          420            (92)             -              -            233            (26)
Transfers among the sub-accounts
  and with the Fixed Account - net                23,771         28,293         (3,153)           (42)       401,667        188,968
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                      38,666         35,932         (3,595)         1,818        630,053        322,857
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 50,243         35,304         (1,922)         1,922        821,159        282,210

NET ASSETS AT BEGINNING OF PERIOD                 35,304              -          1,922              -        287,048          4,838
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $     85,547   $     35,304   $          -   $      1,922   $  1,108,207   $    287,048
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         4,300              -            240              -         34,586            444
    Units issued                                   4,749          6,537          8,187            244         85,244         55,723
    Units redeemed                                  (774)        (2,237)        (8,427)            (4)       (18,601)       (21,581)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period               8,275          4,300              -            240        101,229         34,586
                                            ============   ============   ============   ============   ============   ============

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   LSA Variable Series Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                            LSA Emerging Growth Equity       LSA Equity Growth (g)           LSA Mid Cap Value
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003         2002 (k)       2003 (f)       2002 (k)         2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $     (1,015)  $       (123)  $       (580)  $       (146)  $    (12,055)  $        390
Net realized gains (losses)                       59,048         (6,865)         2,139          5,045        227,374         (2,285)
Change in unrealized gains (losses)              103,769           (696)        18,851           (442)       982,766         27,298
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                161,802         (7,684)        20,410          4,457      1,198,085         25,403
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         121,493          7,467         34,738          2,465        812,396        424,600
Payments on termination                          (38,284)          (477)       (19,960)             -       (206,640)       (79,553)
Monthly deductions:
  Cost of Insurance                              (29,058)        (1,870)        (5,971)        (1,029)      (305,320)      (121,047)
  Mortality and expense risk charge               (2,809)           (27)           (31)             -         (8,710)        (3,329)
  Administrative expense charge                   (2,701)           (62)          (450)           (47)       (10,992)        (4,116)
  Policy fee                                      (2,835)          (183)          (765)           (47)       (27,099)        (9,171)
Loans - net                                          (69)           (33)           504           (107)         2,946           (269)
Transfers among the sub-accounts
  and with the Fixed Account - net               809,698         16,947        103,203          2,951      1,178,645      2,314,403
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     855,435         21,762        111,268          4,186      1,435,226      2,521,518
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,017,237         14,078        131,678          8,643      2,633,311      2,546,921

NET ASSETS AT BEGINNING OF PERIOD                 14,078              -          8,643              -      2,554,095          7,174
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  1,031,315   $     14,078   $    140,321   $      8,643   $  5,187,406   $  2,554,095
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         2,038              -          1,115              -        287,358            659
    Units issued                                 278,182         42,955         15,578         47,972        179,363        365,485
    Units redeemed                              (178,531)       (40,917)        (2,502)       (46,857)       (51,103)       (78,786)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             101,689          2,038         14,191          1,115        415,618        287,358
                                            ============   ============   ============   ============   ============   ============

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

(g) Previously known as LSA Focused Equity

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                LSA Variable Series
                                                Trust Sub-Accounts               MFS Variable Insurance Trust Sub-Accounts
                                            ---------------------------   ---------------------------------------------------------
                                                 LSA Value Equity          MFS Emerging Growth Series    MFS Investors Trust Series
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $      7,269   $       (392)  $          -   $          -   $     22,811   $     14,550
Net realized gains (losses)                        3,209        (10,323)      (136,313)      (189,381)      (195,625)      (107,680)
Change in unrealized gains (losses)              106,629        (13,153)     1,181,702     (1,090,158)       810,590       (554,256)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                117,107        (23,868)     1,045,389     (1,279,539)       637,776       (647,386)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         189,100        153,311      1,753,941      1,844,461      1,533,472      1,290,423
Payments on termination                           (2,679)          (765)      (253,475)      (111,255)      (133,656)       (40,415)
Monthly deductions:
  Cost of Insurance                              (40,802)       (12,929)      (442,289)      (404,875)      (274,908)      (228,940)
  Mortality and expense risk charge               (2,030)          (550)       (29,196)       (23,136)       (21,594)       (19,311)
  Administrative expense charge                   (1,607)          (525)       (28,897)       (38,787)       (18,119)       (16,848)
  Policy fee                                      (5,107)        (1,638)       (62,305)       (59,936)       (29,323)       (25,782)
Loans - net                                          647           (125)        (6,688)         5,104           (134)        18,224
Transfers among the sub-accounts
  and with the Fixed Account - net               161,846         89,635        (73,658)      (375,767)    (1,353,478)      (146,923)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     299,368        226,414        857,433        835,809       (297,740)       830,428
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                416,475        202,546      1,902,822       (443,730)       340,036        183,042

NET ASSETS AT BEGINNING OF PERIOD                202,687            141      2,980,544      3,424,274      2,603,945      2,420,903
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    619,162   $    202,687   $  4,883,366   $  2,980,544   $  2,943,981   $  2,603,945
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        24,850             13        403,451        307,029        327,132        240,378
    Units issued                                  42,249         48,656        139,571        129,965        152,036        142,177
    Units redeemed                                (8,683)       (23,819)       (35,423)       (33,543)      (176,372)       (55,423)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period              58,416         24,850        507,599        403,451        302,796        327,132
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   MFS Variable Insurance Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                              MFS New Discovery Series        MFS Research Series         MFS Total Return Series
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $          -   $     10,521   $      3,672   $    139,025   $     52,855
Net realized gains (losses)                      (18,416)      (303,286)       (38,629)       (57,417)        18,596         65,715
Change in unrealized gains (losses)            1,018,248       (809,578)       395,805       (345,333)     1,120,744       (492,022)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                999,832     (1,112,864)       367,697       (399,078)     1,278,365       (373,452)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       1,426,127      1,680,925        504,668        568,428      1,945,173      3,024,218
Payments on termination                         (156,883)       (70,414)       (53,833)       (24,104)      (282,822)      (137,623)
Monthly deductions:
  Cost of Insurance                             (382,483)      (306,734)      (136,781)      (127,604)      (580,991)      (407,972)
  Mortality and expense risk charge              (25,127)       (19,393)       (11,951)       (10,549)       (59,835)       (37,116)
  Administrative expense charge                  (25,245)       (24,344)        (8,534)       (10,695)       (33,290)       (29,459)
  Policy fee                                     (56,547)       (45,931)       (18,870)       (18,010)       (70,338)       (53,552)
Loans - net                                        4,057          1,414         (1,048)           597            637           (360)
Transfers among the sub-accounts
  and with the Fixed Account - net               240,701        151,414        (92,887)       (37,589)        65,873      2,572,417
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   1,024,600      1,366,937        180,764        340,474        984,407      4,930,553
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              2,024,432        254,073        548,461        (58,604)     2,262,772      4,557,101

NET ASSETS AT BEGINNING OF PERIOD              2,544,584      2,290,511      1,400,087      1,458,691      7,105,489      2,548,388
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  4,569,016   $  2,544,584   $  1,948,548   $  1,400,087   $  9,368,261   $  7,105,489
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       202,145        124,404        179,389        141,038        586,362        199,429
    Units issued                                  85,711        167,659         37,157         56,527        117,102        487,578
    Units redeemed                               (16,407)       (89,918)       (16,341)       (18,176)       (38,847)      (100,645)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             271,449        202,145        200,205        179,389        664,617        586,362
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Oppenheimer
                                            MFS Variable                                   Variable
                                              Insurance                MFS                 Account          Oppenheimer Variable
                                                Trust        Variable Insurance Trust       Funds          Account Funds (Service
                                            Sub-Accounts   (Service Class) Sub-Account   Sub-Account     Class ("SC")) Sub-Account
                                            ------------   ---------------------------   ------------   ---------------------------
                                                                                         Oppenheimer
                                                 MFS                                     Main Street
                                              Utilities         MFS New Discovery         Small Cap       Oppenheimer Main Street
                                                Series        Series (Service Class)        Growth         Small Cap Growth (SC)
                                            ------------   ---------------------------   ------------   ---------------------------
                                              2003 (a)         2003         2002 (k)       2003 (a)         2003         2002 (k)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $     (2,484)  $       (512)  $          -   $     (5,658)  $     (1,082)
Net realized gains (losses)                          (76)         6,588        (41,874)           163         38,038        587,874
Change in unrealized gains (losses)                3,140         57,009         (7,920)         8,520        605,700        (20,532)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                  3,064         61,113        (50,306)         8,683        638,080        566,260
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          46,315         28,155         10,667        116,683        338,615        133,628
Payments on termination                                -         (8,566)             -            (13)       (38,813)       (14,498)
Monthly deductions:
  Cost of Insurance                               (4,151)       (16,543)        (3,569)       (12,684)      (101,304)       (20,547)
  Mortality and expense risk charge                  (45)             -              -           (138)        (5,904)          (758)
  Administrative expense charge                     (684)          (586)           (93)        (1,940)        (2,995)          (398)
  Policy fee                                        (607)        (1,777)          (393)        (2,614)       (10,091)        (1,682)
Loans - net                                            -           (432)          (262)             -            354            858
Transfers among the sub-accounts
  and with the Fixed Account - net                  (342)     1,102,087        139,542          8,861      1,096,856         27,651
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                      40,486      1,102,338        145,892        108,155      1,276,718        124,254
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 43,550      1,163,451         95,586        116,838      1,914,798        690,514

NET ASSETS AT BEGINNING OF PERIOD                      -         95,586              -              -        690,514              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $     43,550   $  1,259,037   $     95,586   $    116,838   $  2,605,312   $    690,514
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             -         12,731              -              -         87,493              -
    Units issued                                   3,218        134,299        185,907          8,076        174,767        245,344
    Units redeemed                                   (98)       (20,471)      (173,176)          (452)       (32,638)      (157,851)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period               3,120        126,559         12,731          7,624        229,622         87,493
                                            ============   ============   ============   ============   ============   ============

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                              Panorama
                                               Series               Panorama               PIMCO Advisors Variable
                                             Fund, Inc.    Series Fund, Inc. (Service          Insurance Trust
                                            Sub-Account     Class ("SC")) Sub-Account         Sub-Accounts (h)
                                            ------------   ---------------------------   ---------------------------
                                            Oppenheimer
                                               Inter-
                                              national           Oppenheimer
                                               Growth       International Growth (SC)        OpCap Small Cap (i)
                                            ------------   ---------------------------   ---------------------------
                                              2003 (a)         2003         2002 (k)         2003         2002 (k)
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $     (1,272)  $       (281)  $    (12,322)  $     (4,447)
Net realized gains (losses)                         (838)        83,598        (11,573)        34,498         (7,229)
Change in unrealized gains (losses)                4,054        114,696         (7,856)       815,821        (42,748)
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                  3,216        197,022        (19,710)       837,997        (54,424)
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          42,315         27,496         11,479         553,488        96,003
Payments on termination                                -        (23,860)       (13,462)      (139,255)       (55,219)
Monthly deductions:
  Cost of Insurance                               (3,514)       (17,911)        (2,101)      (187,522)       (62,376)
  Mortality and expense risk charge                  (33)             -              -         (2,855)          (353)
  Administrative expense charge                     (498)          (695)          (193)        (6,916)        (1,865)
  Policy fee                                        (671)        (1,105)          (130)       (14,264)        (2,749)
Loans - net                                            -          3,580           (324)         1,100         (1,400)
Transfers among the sub-accounts
  and with the Fixed Account - net                   461        397,050         95,147        909,487      1,787,636
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                      38,060        384,555         90,416      1,113,263      1,759,677
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 41,276        581,577         70,706      1,951,260      1,705,253

NET ASSETS AT BEGINNING OF PERIOD                      -         70,706              -      1,705,253              -
                                            ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $     41,276   $    652,283   $     70,706   $  3,656,513   $  1,705,253
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             -          9,998              -        235,878              -
    Units issued                                   2,486        146,687         22,811        158,500        256,015
    Units redeemed                                   (98)       (92,862)       (12,813)       (38,380)       (20,137)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period               2,388         63,823          9,998        355,998        235,878
                                            ============   ============   ============   ============   ============

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

(h)  Previously known as OCC Accumulation Trust

(i)  Previously known as OCC Small Cap

(k)  For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                  PIMCO Advisors
                                             Variable Insurance Trust           PIMCO Variable Insurance Trust
                                                 Sub-Accounts (h)                        Sub-Accounts
                                            ---------------------------   ---------------------------   ------------
                                                  PEA Science and
                                                   Technology (j)                 Foreign Bond          Money Market
                                            ---------------------------   ---------------------------   ------------
                                                2003           2002           2003         2002 (k)       2003 (a)
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $          -   $     38,856   $     15,095   $        996
Net realized gains (losses)                       48,008         (8,732)         8,724          4,281              -
Change in unrealized gains (losses)              373,476        (60,367)       (28,729)        26,072              -
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                421,484        (69,099)        18,851         45,448            996
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         352,932        112,613        330,646         57,029        781,175
Payments on termination                          (76,030)          (388)       (99,909)       (34,161)        (4,015)
Monthly deductions:
  Cost of Insurance                              (66,873)       (14,199)      (138,023)       (41,933)       (37,151)
  Mortality and expense risk charge               (7,183)          (492)        (3,538)          (578)        (1,056)
  Administrative expense charge                   (4,993)          (774)        (6,047)        (1,683)        (7,881)
  Policy fee                                      (8,364)        (2,183)        (8,726)        (1,896)        (4,479)
Loans - net                                         (547)             -         (2,549)        (1,302)             -
Transfers among the sub-accounts
  and with the Fixed Account - net               897,119        249,308        672,448      1,302,884       (413,502)
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   1,086,061        343,885        744,302      1,278,360        313,091
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,507,545        274,786        763,153      1,323,808        314,087

NET ASSETS AT BEGINNING OF PERIOD                293,249         18,463      1,323,808              -              -
                                            ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $  1,800,794   $    293,249   $  2,086,961   $  1,323,808   $    314,087
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        53,763          1,707        124,729              -              -
    Units issued                                 225,752         60,732        161,411        161,411         82,042
    Units redeemed                               (77,379)        (8,676)       (93,046)       (36,682)       (50,811)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             202,136         53,763        193,094        124,729         31,231
                                            ============   ============   ============   ============   ============

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

(h)  Previously known as OCC Accumulation Trust

(j)  Previously known as OCC Science and Technology

(k)  For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  PIMCO Variable
                                                     Insurance               Putnam Variable Trust         Putnam Variable Trust
                                                Trust Sub-Accounts          (Class IB) Sub-Account        (Class IA) Sub-Accounts
                                            ---------------------------   ---------------------------   ---------------------------
                                                                                                                         VT Inter-
                                                                                                                         national
                                                                                VT International           VT High       Growth
                                                                                  Growth and                Yield       and Income
                                                    Total Return               Income (Class IB)         (Class IA)     (Class IA)
                                            ---------------------------   ---------------------------   ------------   ------------
                                                2003         2002 (k)         2003         2002 (k)       2003 (a)        2003 (a)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    166,466   $     28,710   $      3,368   $       (204)  $          -   $          -
Net realized gains (losses)                       93,136         16,938         32,419           (286)          (733)          (100)
Change in unrealized gains (losses)              (20,324)        44,721        212,755        (11,305)         4,714          5,380
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                239,278         90,369        248,542        (11,795)         3,981          5,280
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       1,639,229        352,217        124,867         48,119         79,947         41,685
Payments on termination                         (317,417)       (15,563)       (65,801)           (21)           (15)        (2,587)
Monthly deductions:
  Cost of Insurance                             (460,894)       (58,665)       (38,084)        (6,260)       (10,172)        (3,191)
  Mortality and expense risk charge              (24,954)        (2,303)        (2,270)          (349)          (131)           (56)
  Administrative expense charge                  (20,248)        (2,027)        (1,957)          (332)        (1,457)          (484)
  Policy fee                                     (37,170)        (4,335)        (3,389)          (472)        (1,548)          (512)
Loans - net                                           67           (688)         2,211            241              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net             1,593,782      2,278,736        595,892        275,251         58,964          2,866
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   2,372,395      2,547,372        611,469        316,177        125,588         37,721
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              2,611,673      2,637,741        860,011        304,382        129,569         43,001

NET ASSETS AT BEGINNING OF PERIOD              2,637,741              -        304,382              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $  5,249,414   $  2,637,741   $  1,164,393   $    304,382   $    129,569   $     43,001
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       248,423              -         36,904              -              -              -
    Units issued                               1,963,147        270,730        112,392         44,704         12,488          3,156
    Units redeemed                            (1,739,953)       (22,307)       (46,385)        (7,800)        (2,000)          (289)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             471,617        248,423        102,911         36,904         10,488          2,867
                                            ============   ============   ============   ============   ============   ============

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                             Salomon
                                                             Brothers
                                                Rydex        Variable
                                              Variable        Series
                                               Trust        Funds, Inc.            Scudder Variable Insurance
                                            Sub-Account     Sub-Account           Trust (Class A) Sub-Accounts
                                            ------------   ------------   ------------------------------------------
                                                                             EAFE         Equity 500     Small Cap
                                            Rydex Sector                  Equity Index      Index          Index
                                              Rotation     All Cap Fund    (Class A)      (Class A)      (Class A)
                                            ------------   ------------   ------------   ------------   ------------
                                              2003 (a)       2003 (a)       2003 (a)       2003 (a)       2003 (a)
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $        228   $          1   $         72   $          9
Net realized gains (losses)                          211           (140)          (154)          (915)          (231)
Change in unrealized gains (losses)                1,680          9,405          5,330         18,463          7,607
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                  1,891          9,493          5,177         17,620          7,385
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          57,155         99,261         56,206        285,386        159,994
Payments on termination                                -              -            (49)          (139)        (3,682)
Monthly deductions:
  Cost of Insurance                               (1,838)        (5,889)        (2,338)       (23,139)        (5,477)
  Mortality and expense
  risk charge                                        (26)          (121)           (17)          (219)           (55)
  Administrative
  expense charge                                    (317)          (986)          (398)        (3,741)          (872)
  Policy fee                                        (182)        (1,064)          (379)        (4,108)          (944)
Loans - net                                            -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net                 1,712         18,744            147            374          1,469
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                      56,504        109,945         53,172        254,414        150,433
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 58,395        119,438         58,349        272,034        157,818

NET ASSETS AT BEGINNING OF PERIOD                      -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $     58,395   $    119,438   $     58,349   $    272,034   $    157,818
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             -              -              -              -              -
    Units issued                                   5,130          8,153          4,207         20,694         10,426
    Units redeemed                                  (861)          (119)          (176)          (667)          (349)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period               4,269          8,034          4,031         20,027         10,077
                                            ============   ============   ============   ============   ============

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                     Balanced                        Bond                   Global Discovery
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $     50,609   $     42,655   $    230,508   $    319,554   $      1,594   $          -
Net realized gains (losses)                      173,064       (203,307)        24,604         (3,091)       (23,349)       (82,647)
Change in unrealized gains (losses)              165,217       (112,415)        22,517         50,908        792,712       (171,080)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                388,890       (273,067)       277,629        367,371        770,957       (253,727)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         861,647        837,310      2,024,641      1,879,645        650,822        712,726
Payments on termination                         (165,149)       (51,561)      (334,042)      (260,434)       (83,580)       (52,376)
Monthly deductions:
  Cost of Insurance                             (264,978)      (200,424)      (649,410)      (519,916)      (191,233)      (162,410)
  Mortality and expense risk charge              (16,046)       (11,908)       (30,371)       (24,493)       (13,907)        (8,698)
  Administrative expense charge                  (14,742)       (12,079)       (22,318)       (23,060)        (7,039)        (5,995)
  Policy fee                                     (27,273)       (22,090)       (79,772)       (62,437)       (26,376)       (26,573)
Loans - net                                        2,813          2,860        (10,285)           399            326           (116)
Transfers among the sub-accounts
  and with the Fixed Account - net               213,497       (196,544)      (604,056)      (891,541)       396,387         18,424
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     589,769        345,564        294,387         98,163        725,400        474,982
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                978,659         72,497        572,016        465,534      1,496,357        221,255

NET ASSETS AT BEGINNING OF PERIOD              1,898,405      1,825,908      5,515,550      5,050,016      1,244,906      1,023,651
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  2,877,064   $  1,898,405   $  6,087,566   $  5,515,550   $  2,741,263   $  1,244,906
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       192,218        155,109        404,592        397,213        121,212         79,849
    Units issued                                  86,901         82,444        136,810        150,515         78,631         70,587
    Units redeemed                               (30,200)       (45,335)      (112,705)      (143,136)       (20,814)       (29,224)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             248,919        192,218        428,697        404,592        179,029        121,212
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Strong Opportunity
                                                      Scudder Variable Series I Sub-Accounts             Fund II, Inc. Sub-Account
                                            ---------------------------------------------------------   ---------------------------
                                                  Growth and Income              International               Opportunity Fund II
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $     10,900   $      6,351   $      8,123   $      8,117   $      4,121   $     18,788
Net realized gains (losses)                        3,540        (21,616)       (12,609)      (162,224)      (180,666)      (153,658)
Change in unrealized gains (losses)              259,828       (194,943)       321,682        (23,060)     1,823,719     (1,109,854)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                274,268       (210,208)       317,196       (177,167)     1,647,174     (1,244,724)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         368,519        477,869        534,999        417,845      2,073,686      2,373,665
Payments on termination                          (63,729)       (23,533)       (81,307)       (44,948)      (217,679)       (65,878)
Monthly deductions:
  Cost of Insurance                             (118,113)       (96,325)      (109,488)       (95,077)      (470,207)      (359,710)
  Mortality and expense risk charge               (8,163)        (5,984)        (8,122)        (6,670)       (37,037)       (26,693)
  Administrative expense charge                   (9,444)        (9,967)        (9,615)       (15,295)       (36,102)       (33,672)
  Policy fee                                     (14,760)       (12,414)       (12,350)       (12,506)       (57,456)       (44,143)
Loans - net                                        1,430            118         (1,480)          (227)           262           (670)
Transfers among the sub-accounts
  and with the Fixed Account - net                99,536         (4,750)         6,826       (226,191)      (751,304)       567,499
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                     255,276        325,014        319,463         16,931        504,163      2,410,398
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                529,544        114,806        636,659       (160,236)     2,151,337      1,165,674

NET ASSETS AT BEGINNING OF PERIOD                855,329        740,523        806,113        966,349      4,016,461      2,850,787
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  1,384,873   $    855,329   $  1,442,772   $    806,113   $  6,167,798   $  4,016,461
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       114,262         76,048        113,191        110,768        360,754        187,389
    Units issued                                  45,844         67,333         61,291         32,221        126,396        230,493
    Units redeemed                               (14,132)       (29,119)       (15,899)       (29,798)       (82,795)       (57,128)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             145,974        114,262        158,583        113,191        404,355        360,754
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Strong Variable Insurance               T. Rowe Price Equity
                                                    Funds, Inc. Sub-Account               Series, Inc. Sub-Accounts
                                            ------------------------------------------   ---------------------------
                                             Discovery
                                              Fund II         MidCap Growth Fund II      T. Rowe Price Equity Income
                                            ------------   ---------------------------   ---------------------------
                                              2002 (l)         2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $          -   $          -   $     98,600   $     70,611
Net realized gains (losses)                      (37,602)      (198,706)      (305,692)       (69,883)       (98,275)
Change in unrealized gains (losses)               52,590        903,938       (730,760)     1,337,663       (608,927)
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                 14,988        705,232     (1,036,452)     1,366,380       (636,591)
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          40,217        994,667      1,125,124      2,423,787      2,552,648
Payments on termination                           (1,815)      (209,119)       (79,499)      (289,628)      (156,183)
Monthly deductions:
  Cost of Insurance                              (13,915)      (282,834)      (263,599)      (539,290)      (371,917)
  Mortality and expense risk charge               (1,302)       (19,240)       (16,186)       (40,620)       (28,847)
  Administrative expense charge                     (858)       (32,173)       (39,645)       (38,394)       (31,787)
  Policy fee                                      (1,957)       (39,220)       (37,209)       (71,151)       (47,460)
Loans - net                                            4         51,417          6,327          6,290         23,922
Transfers among the sub-accounts
  and with the Fixed Account - net              (554,259)       328,480       (187,478)       362,138        231,329
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                    (533,885)       791,978        507,835      1,813,132      2,171,705
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               (518,897)     1,497,210       (528,617)     3,179,512      1,535,114

NET ASSETS AT BEGINNING OF PERIOD                518,897      1,896,281      2,424,898      4,562,881      3,027,767
                                            ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $          -   $  3,393,491   $  1,896,281   $  7,742,393   $  4,562,881
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        40,978        236,524        188,896        407,484        234,908
    Units issued                                   1,708        113,727         87,603        208,812        268,151
    Units redeemed                               (42,686)       (34,874)       (39,975)       (65,350)       (95,575)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period                   -        315,377        236,524        550,946        407,484
                                            ============   ============   ============   ============   ============

(l)  For the Period Beginning January 1, 2002 and Ended May 15, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        T. Rowe Price International
                                                  T. Rowe Price Equity Series, Inc. Sub-Accounts         Series, Inc. Sub-Account
                                            ---------------------------------------------------------   ---------------------------
                                                   T. Rowe Price                 T. Rowe Price                 T. Rowe Price
                                                   Mid-Cap Growth              New America Growth            International Stock
                                            ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $          -   $          -   $          -   $     21,409   $     11,882
Net realized gains (losses)                       22,078       (144,199)       (11,330)       (44,013)       (31,703)       (26,368)
Change in unrealized gains (losses)            2,090,439       (890,836)       354,151       (131,733)       472,109       (196,198)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                              2,112,517     (1,035,035)       342,821       (175,746)       461,815       (210,684)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       2,607,858      2,338,292        372,893        356,451        600,857        540,639
Payments on termination                         (294,838)       (74,629)       (27,325)       (11,721)       (56,624)       (26,259)
Monthly deductions:
  Cost of Insurance                             (591,403)      (412,424)      (124,955)       (78,398)      (139,304)      (104,336)
  Mortality and expense risk charge              (44,895)       (29,529)        (7,943)        (3,820)       (10,927)        (7,339)
  Administrative expense charge                  (31,189)       (23,445)        (3,300)        (1,610)       (15,905)       (16,128)
  Policy fee                                     (76,165)       (54,618)       (16,083)       (11,556)       (17,490)       (14,697)
Loans - net                                       43,892         (2,916)           127           (400)         2,216         (1,117)
Transfers among the sub-accounts
  and with the Fixed Account - net               629,804        537,741      2,070,518         69,463         63,893        183,739
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                   2,243,064      2,278,472      2,263,932        318,409        426,716        554,502
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              4,355,581      1,243,437      2,606,753        142,663        888,531        343,818

NET ASSETS AT BEGINNING OF PERIOD              4,161,199      2,917,762        645,979        503,316      1,122,189        778,371
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  8,516,780   $  4,161,199   $  3,252,732   $    645,979   $  2,010,720   $  1,122,189
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       347,254        191,749         89,765         50,139        148,855         84,361
    Units issued                                 281,024        245,611        256,127         56,921         84,948         78,886
    Units redeemed                              (114,691)       (90,106)       (11,330)       (17,295)       (29,457)       (14,392)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             513,587        347,254        334,562         89,765        204,346        148,855
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                                           Van Kampen
                                                                              Life
                                                                          Investment
                                            The Universal Institutional       Trust      Van Kampen Life Investment
                                             Funds, Inc. Sub-Accounts     Sub-Account    Trust (Class II) Sub-Account
                                            ---------------------------   ------------   ---------------------------
                                             Van Kampen     Van Kampen
                                                UIF           UIF U.S.     LIT Growth      LIT Growth and Income
                                             High Yield    Real Estate     and Income          (Class II)
                                            ------------   ------------   ------------   ---------------------------
                                              2003 (a)       2003 (a)       2003 (a)         2003         2002 (k)
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $          -   $          -   $          -   $      1,236   $       (354)
Net realized gains (losses)                         (243)          (204)           412          4,166            416
Change in unrealized gains (losses)                2,263          8,544         17,421        241,171         (5,775)
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                                  2,020          8,340         17,833        246,573         (5,713)
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          44,204        129,177        200,859        247,725         77,109
Payments on termination                           (3,798)             -         (7,395)       (17,819)             -
Monthly deductions:
  Cost of Insurance                               (4,495)        (5,527)       (14,425)       (55,655)        (8,341)
  Mortality and expense risk charge                  (63)           (55)          (249)        (2,959)          (414)
  Administrative expense charge                     (707)          (955)        (1,967)        (1,878)          (191)
  Policy fee                                        (892)          (976)        (2,399)        (6,137)          (859)
Loans - net                                            -              -              -            360              -
Transfers among the sub-accounts                       -
  and with the Fixed Account - net                 1,051         16,284         14,139        738,988        385,143
                                            ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                      35,300        137,948        188,563        902,625        452,447
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 37,320        146,288        206,396      1,149,198        446,734

NET ASSETS AT BEGINNING OF PERIOD                      -              -              -        446,734              -
                                            ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $     37,320   $    146,288   $    206,396   $  1,595,932   $    446,734
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             -              -              -         54,442              -
    Units issued                                   3,490         10,568         19,832        115,185         83,747
    Units redeemed                                  (405)          (146)        (4,596)       (16,942)       (29,305)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period               3,085         10,422         15,236        152,685         54,442
                                            ============   ============   ============   ============   ============

(a)  For the Period Beginning February 26, 2003 and Ended December 31, 2003

(k)  For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues five life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. Absent any Policy provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                           JANUS ASPEN SERIES (SERVICE SHARES)
          AIM V.I. Dent Demographics                              Balanced (Service Shares)
      THE ALGER AMERICAN FUND                                     International Value (Service Shares)
          Growth                                                     (Previously known as Global Value Service
          Income and Growth                                          Shares))
          Leveraged AllCap                                        Worldwide Growth (Service Shares)
          MidCap Growth                                      LAZARD RETIREMENT SERIES, INC.
          Small Capitalization                                    Emerging Markets
      FEDERATED INSURANCE SERIES                             LSA VARIABLE SERIES TRUST
          Federated Capital Income Fund II (Previously            LSA Aggressive Growth
             known as Federated Utility Fund II)                  LSA Balanced
          Federated Fund for U.S. Government Securities II        LSA Basic Value
          Federated High Income Bond Fund II                      LSA Blue Chip
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   LSA Capital Appreciation
          VIP Asset Manager                                       LSA Capital Growth (Previously known as
          VIP Contrafund                                          LSA Growth Equity)
          VIP Equity-Income                                       LSA Disciplined Equity (Merged into LSA Equity
          VIP Growth                                                 Growth)
          VIP Index 500                                           LSA Diversified Mid-Cap
          VIP Investment Grade Bond                               LSA Emerging Growth Equity
          VIP Money Market                                        LSA Equity Growth (Previously known as LSA
          VIP Overseas                                               Focused Equity)
      JANUS ASPEN SERIES                                          LSA Mid Cap Value
          Balanced                                                LSA Value Equity
          Flexible Income                                    MFS VARIABLE INSURANCE TRUST
          Growth                                                  MFS Emerging Growth Series
          Mid Cap Growth (Previously known as                     MFS Investors Trust Series
             Aggressive Growth)                                   MFS New Discovery Series
          Worldwide Growth                                        MFS Research Series
                                                                  MFS Total Return Series
                                                                  MFS Utilities Series

--------------------------------------------------------------------------------

      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)           SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
        MFS New Discovery Series (Service Class)                 All Cap Fund
      OPPENHEIMER VARIABLE ACCOUNT FUNDS                     SCUDDER VARIABLE INSURANCE TRUST (CLASS A)
          Oppenheimer Main Street Small Cap Growth               EAFE Equity Index (Class A)
      OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE                Equity 500 Index (Class A)
        CLASS ("SC"))                                            Small Cap Index (Class A)
          Oppenheimer Main Street Small Cap Growth (SC)      SCUDDER VARIABLE SERIES I
      PANORAMA SERIES FUND, INC.                                 Balanced
          Oppenheimer International Growth                       Bond
      PANORAMA SERIES FUND, INC. (SERVICE CLASS                  Global Discovery
        ("SC"))                                                  Growth and Income
          Oppenheimer International Growth (SC)                  International
      PIMCO ADVISORS VARIABLE INSURANCE TRUST                STRONG OPPORTUNITY FUND II, INC.
        (PREVIOUSLY KNOWN AS OCC ACCUMULATION TRUST)             Opportunity Fund II
          OpCap Small Cap (Previously known as OCC           STRONG VARIABLE INSURANCE FUNDS, INC.
            Small Cap)                                           Discovery Fund II (closed May 15, 2002)
          PEA Science and Technology (Previously known           MidCap Growth Fund II
            as OCC Science and Technology)                   T. ROWE PRICE EQUITY SERIES, INC.
      PIMCO VARIABLE INSURANCE TRUST                             T. Rowe Price Equity Income
          Foreign Bond                                           T. Rowe Price Mid-Cap Growth
          Money Market                                           T. Rowe Price New America Growth
          Total Return                                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
      PUTNAM VARIABLE TRUST (CLASS IB)                           T. Rowe Price International Stock
          VT International Growth and Income (Class IB)      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
      PUTNAM VARIABLE TRUST (CLASS IA)                           Van Kampen UIF High Yield
          VT High Yield (Class IA)                               Van Kampen UIF U.S. Real Estate
          VT International Growth and Income (Class IA)      VAN KAMPEN LIFE INVESTMENT TRUST
      RYDEX VARIABLE TRUST                                       LIT Growth and Income
          Rydex Sector Rotation                              VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
                                                                 LIT Growth and Income (Class II)

     The net assets are affected by the investment results of each fund, transactions by policyholders and certain contract expenses (see Note 3). The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Lincoln Benefit.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Lincoln Benefit provides administrative and insurance services to the policyholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which policyholders may direct their

--------------------------------------------------------------------------------

     deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     RISK CHARGE - On the Investor's Select policies, Lincoln Benefit assumes risks related to the operations of the Account and deducts charges daily at a rate of 0.70% per annum of the daily net assets of the Account. The risk charge is recognized as a reduction in accumulation unit values. The risk charge covers insurance benefits available with the policy and certain expenses of the policy. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     MONTHLY DEDUCTIONS - On each monthly deduction day, Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection

--------------------------------------------------------------------------------

     with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The monthly deductions are recognized as redemption of units

             COST OF INSURANCE: On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and Account value.

             MORTALITY AND EXPENSE RISK CHARGE: The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies.

             ADMINISTRATIVE EXPENSE CHARGE: Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses.

             POLICY FEE: On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports.

             The table below describes the monthly deductions for each product. All deductions are made monthly unless otherwise noted below.

                                 INVESTOR'S      CONSULTANT     CONSULTANT           CONSULTANT         CONSULTANT
                                   SELECT            VL             VUL               PROTECTOR        ACCUMULATOR
                             -----------------------------------------------------------------------------------------
COST OF INSURANCE             Varies            Varies           Varies             Varies            Varies

MORTALITY AND EXPENSE RISK    N/A               Years 1 - 14     Years 1 - 14       Years 1 - 14      Years 1 - 10
   CHARGE (AS A % OF TOTAL                      0.06%            0.06%              0.046%;           0.046%;
   MONTHLY SUB-ACCOUNT
   VALUE)                                       0.03%            0.03%              0.012%            0.012%
                                                thereafter       thereafter         thereafter        thereafter

ADMINISTRATIVE EXPENSE        Years 1 - 12      $.012 for        N/A                Years 1 - 20      Minimum $0.0208
   CHARGE (PER $1,000         0.20% of policy   years 1-7; $0                       $0.0292;
   INITIAL FACE AMOUNT)       value; 0%         thereafter                                            Maximum $0.2083
                              thereafter                                            $0.0166
                              (deducted                                             thereafter
                              annually)

POLICY FEE                    $          5.00   $        7.50    $          7.50    Year 1            $          7.50
                                                                                    $16.50

                                                                                    $6.25
                                                                                    thereafter

     SURRENDER CHARGE - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the Policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the Policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                     Purchases
                                                                                   --------------
Investments in AIM Variable Insurance Funds Sub-Account:
     AIM V. I. Dent Demographics (a)                                               $       53,298

Investments in The Alger American Fund Sub-Accounts:
     Growth                                                                             2,411,398
     Income and Growth                                                                    996,837
     Leveraged AllCap                                                                   1,714,840
     MidCap Growth                                                                      3,721,700
     Small Capitalization                                                               1,101,373

Investments in the Federated Insurance Series Sub-Accounts:
     Federated Capital Income Fund II (b)                                                 905,915
     Federated Fund for U.S. Government Securities II                                   4,606,132
     Federated High Income Bond Fund II                                                 8,184,887

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Asset Manager                                                                  1,949,789
     VIP Contrafund                                                                     5,278,579
     VIP Equity-Income                                                                  4,697,600
     VIP Growth                                                                         9,474,364
     VIP Index 500                                                                      7,298,030
     VIP Investment Grade Bond (a)                                                        137,537
     VIP Money Market                                                                  30,014,990
     VIP Overseas                                                                       2,525,124

Investments in the Janus Aspen Series Sub-Accounts:
     Balanced                                                                           3,673,929
     Flexible Income                                                                    3,240,723
     Growth                                                                             4,105,821
     Mid Cap Growth (c)                                                                 4,725,617
     Worldwide Growth                                                                   4,155,939

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
     Balanced (Service Shares) (a)                                                        168,885
     International Value (Service Shares) (d)                                           1,004,938
     Worldwide Growth (Service Shares) (a)                                                153,357

Investment in the Lazard Retirement Series, Inc. Sub-Account:
     Emerging Markets (a)                                                                23,469

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(b) Previously known as Federated Utility Fund II

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Services Shares)

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                   --------------
Investments in the LSA Variable Series Trust Sub-Accounts:
     LSA Aggressive Growth                                                         $      398,154
     LSA Balanced                                                                         940,090
     LSA Basic Value                                                                    1,533,120
     LSA Blue Chip                                                                        155,047
     LSA Capital Appreciation                                                             794,233
     LSA Capital Growth (e)                                                                45,629
     LSA Disciplined Equity (f)                                                            66,951
     LSA Diversified Mid-Cap                                                              807,894
     LSA Emerging Growth Equity                                                         2,375,824
     LSA Equity Growth (f) (g)                                                            133,780
     LSA Mid Cap Value                                                                  2,121,627
     LSA Value Equity                                                                     385,744

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Emerging Growth Series                                                         1,178,513
     MFS Investors Trust Series                                                         1,296,905
     MFS New Discovery Series                                                           1,275,960
     MFS Research Series                                                                  354,170
     MFS Total Return Series                                                            1,650,487
     MFS Utilities Series (a)                                                              41,623

Investments in the MFS Variable Insurance Trust (Service Class)
   Sub-Account:
     MFS New Discovery Series (Service Class)                                           1,289,229

Investments in the Oppenheimer Variable Account Funds Sub-Account:
     Oppenheimer Main Street Small Cap Growth (a)                                         113,983

Investments in the Oppenheimer Variable Account Funds (Service
   Class ("SC")) Sub-Account:
     Oppenheimer Main Street Small Cap Growth (SC)                                      1,589,669

Investments in the Panorama Series Fund, Inc. Sub-Account:
     Oppenheimer International Growth (a)                                                  38,551

Investments in the Panorama Series Fund, Inc. (Service Class
   ("SC")) Sub-Account:
     Oppenheimer International Growth (SC)                                              1,160,023

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

(g) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                   --------------
Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts (h):
     OpCap Small Cap (i)                                                           $    1,434,238
     PEA Science and Technology (j)                                                     1,660,530

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
     Foreign Bond                                                                       1,789,670
     Money Market (a)                                                                     824,742
     Total Return                                                                      21,477,881

Investments in the Putnam Variable Trust (Class IB) Sub-Account:
     VT International Growth and Income (Class IB)                                      1,059,915

Investments in the Putnam Variable Trust (Class IA) Sub-Account:
     VT High Yield (Class IA) (a)                                                         147,366
     VT International Growth and Income (Class IA) (a)                                     41,180

Investments in Rydex Variable Trust Sub-Account:
     Rydex Sector Rotation (a)                                                             66,978

Investments in Salomon Brothers Variable Series Funds, Inc. Sub-Account:
     All Cap Fund (a)                                                                     111,588

Investment in the Scudder Variable Insurance Trust (Class A) Sub Accounts:
     EAFE Equity Index (Class A) (a)                                                       55,155
     Equity 500 Index (Class A) (a)                                                       261,743
     Small Cap Index (Class A) (a)                                                        154,578

Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced                                                                           1,160,125
     Bond                                                                               2,049,615
     Global Discovery                                                                     986,458
     Growth and Income                                                                    405,826
     International                                                                        483,013

Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
     Opportunity Fund II                                                                1,560,301

Investments in the Strong Variable Insurance Funds, Inc. Sub-Account:
     MidCap Growth Fund II                                                              1,130,591

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Small Cap

(j) Previously known as OCC Science and Technology

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                   --------------
Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
     T. Rowe Price Equity Income                                                   $    2,667,615
     T. Rowe Price Mid-Cap Growth                                                       3,828,405
     T. Rowe Price New America Growth                                                   2,356,817

Investments in the T. Rowe Price International Series, Inc. Sub-Account:
     T. Rowe Price International Stock                                                    702,306

Investment in The Universal Institutional Funds, Inc. Sub-Accounts:
     Van Kampen UIF High Yield (a)                                                         39,517
     Van Kampen UIF U.S. Real Estate (a)                                                  139,508

Investments in the Van Kampen Life Investment Trust Sub-Account:
     LIT Growth and Income (a)                                                            242,901

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Account:
     LIT Growth and Income (Class II)                                                   1,053,175
                                                                                   --------------

                                                                                   $  173,964,014
                                                                                   ==============

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation unit fair values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the three years in the period ended December 31, 2003.

     As discussed in Note 3, the expense ratio represent risk charge which is assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each policyholder.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

           * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

           ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

           *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                                             Investor's Select Policies
                                        ----------------------------------------------------------------------------------------
                                                        At December 31,                      For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the Federated
   Insurance Series
   Sub-Accounts:
     Federated Capital
       Income Fund II (b)
         2003                                   119   $           13.16   $      1,568              6.00%       0.70%      19.83%
         2002                                   151               10.99          1,657              4.75        0.70      -24.48
         2001                                   162               14.55          2,359              3.38        0.70      -14.33
     Federated Fund for
       U.S. Government
       Securities II
         2003                                   232               16.63          3,860              4.30        0.70        1.65
         2002                                   316               16.36          5,172              2.75        0.70        8.29
         2001                                   181               15.11          2,741              2.70        0.70        6.28

(b) Previously known as Federated Utility Fund II

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the Federated
   Insurance Series
   Sub-Accounts:
     Federated High Income
       Bond Fund II
       2003                                     362   $           16.90   $      6,127              5.81%       0.70%      21.36%
       2002                                     234               13.92          3,266             10.39        0.70        0.68
       2001                                     266               13.83          3,672             10.88        0.70        0.67

Investments in the Fidelity
   Variable Insurance Products
   Fund Sub-Accounts:
     VIP Asset Manager
       2003                                     309               17.61          5,444              3.35        0.70       17.15
       2002                                     329               15.04          4,958              3.77        0.70       -9.37
       2001                                     369               16.59          6,125              3.78        0.70       -4.76
     VIP Contrafund
       2003                                     952               20.40         19,422              0.42        0.70       27.57
       2002                                     969               15.99         15,485              0.83        0.70       -9.98
       2001                                   1,044               17.76         18,541              0.74        0.70      -12.86
     VIP Equity-Income
       2003                                     998               25.50         25,437              1.64        0.70       29.42
       2002                                   1,061               19.70         20,913              1.78        0.70      -17.53
       2001                                   1,169               23.89         27,928              1.63        0.70       -5.62
     VIP Growth
       2003                                   1,144               23.04         26,351              0.23        0.70       31.92
       2002                                   1,016               17.46         17,730              0.24        0.70      -30.59
       2001                                   1,058               25.16         26,634              0.07        0.70      -18.23
     VIP Index 500
       2003                                     158               10.39          1,644              1.26        0.70       27.51
       2002                                      89                8.15            723              1.16        0.70      -18.50
     VIP Money Market
       2003                                     597               14.40          8,597              1.09        0.70        0.29
       2002                                   1,481               14.35         21,269              1.57        0.70        0.98
       2001                                   1,473               14.21         20,942              3.61        0.70        3.46
     VIP Overseas
       2003                                     329               14.43          4,754              0.70        0.70       42.37
       2002                                     347               10.13          3,518              0.76        0.70      -20.84
       2001                                     358               12.80          4,591              6.92        0.70      -21.72

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the IAI Retirement
   Funds, Inc. Sub-Accounts:
     Balanced Portfolio
       2001 (l)                                   -                 N/A   $          -              5.21%       0.70%        N/A%
     Regional Portfolio
       2001 (l)                                   -                 N/A              -              1.51        0.70         N/A
     Reserve Portfolio
       2001 (l)                                   -                 N/A              -              1.29        0.70         N/A

Investments in the Janus Aspen
   Series Sub-Accounts:
     Balanced
       2003                                     478               27.32         13,059              2.23        0.70       13.25
       2002                                     520               24.13         12,551              2.60        0.70       -7.10
       2001                                     518               25.97         13,459              2.81        0.70       -5.33
     Flexible Income
       2003                                     132               20.56          2,724              5.09        0.70        5.65
       2002                                     149               19.46          2,890              4.61        0.70        9.71
       2001                                     141               17.74          2,498              6.04        0.70        6.98
     Growth
       2003                                     924               21.45         19,811              0.09        0.70       30.81
       2002                                     996               16.39         16,334              0.00        0.70      -27.02
       2001                                   1,110               22.47         24,941              0.07        0.70      -25.26
     Mid Cap Growth (c)
       2003                                     770               20.56         15,824              0.00        0.70       34.16
       2002                                     793               15.32         12,154              0.00        0.70      -28.44
       2001                                     891               21.41         19,075              0.00        0.70      -39.88
     Worldwide Growth
       2003                                     999               23.36         23,337              1.07        0.70       23.13
       2002                                   1,113               18.97         21,122              0.91        0.70      -26.02
       2001                                   1,299               25.65         33,315              0.49        0.70      -22.98

Investments in the Janus Aspen
   Series (Service Shares)
   Sub-Account:
     International Value
       (Service Shares) (d)
         2003                                   178               10.32          1,835              0.61        0.70       32.46
         2002 (k)                               201                7.79          1,569              0.06        0.70      -22.09

(c) Previously known as Aggressive Growth
(d) Previously known as Global Value (Service Shares)
(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002
(l) For the Period Beginning January 1, 2001 and Ended May 15, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the LSA Variable
   Series Trust Sub-Accounts:
     LSA Aggressive Growth
       2003                                      37   $           10.10   $        367              0.00%       0.70%      37.72%
       2002 (k)                                   1                7.33             10              0.00        0.70      -26.67
     LSA Balanced
       2003                                      49               11.18            546              1.71        0.70       28.32
       2002 (k)                                  16                8.71            146              2.54        0.70      -12.90
     LSA Basic Value
       2003                                      58               10.17            589              0.00        0.70       32.49
       2002 (k)                                  24                7.67            182              0.00        0.70      -23.27
     LSA Blue Chip
       2003                                      15                9.96            147              0.03        0.70       24.36
       2002 (k)                                   7                8.01             59              0.00        0.70      -19.88
     LSA Capital Appreciation
       2003                                      28               10.61            298              0.00        0.70       29.43
       2002 (k)                                   1                8.20              8              0.00        0.70      -17.99
     LSA Capital Growth (e)
       2003                                       7               10.07             76              0.27        0.70       22.67
       2002 (k)                                   4                8.21             35              0.08        0.70      -17.90
     LSA Disciplined Equity (f)
       2003                                       -                 N/A              -             14.57        0.70         N/A
       2002 (k)                                 < 1                8.00              2              0.95        0.70      -20.02
     LSA Diversified Mid Cap
       2003                                      55               10.31            565              0.10        0.70       31.87
       2002 (k)                                  18                7.82            140              0.23        0.70      -21.81
     LSA Emerging Growth Equity
       2003                                      29               10.06            291              0.00        0.70       45.91
       2002 (k)                                   1                6.89              9              0.00        0.70      -31.07
     LSA Equity Growth (f) (g)
       2003                                      12                9.50            120              0.00        0.70       22.61
       2002 (k)                                   1                7.75              9              0.00        0.70      -22.50
     LSA Mid Cap Value
       2003                                     288               11.77          3,381              0.10        0.70       38.80
       2002 (k)                                 213                8.48          1,811              0.44        0.70      -15.23

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth

(g) Previously known as LSA Focused Equity

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the LSA Variable
   Series Trust Sub-Accounts
   (continued):
       LSA Value Equity
         2003                                    19   $           10.30   $        195              1.98%       0.70%      29.53%
         2002 (k)                                 7                7.95             55              0.00        0.70      -22.50

Investments in the MFS Variable
   Insurance Trust (Service
   Class) Sub-Account:
       MFS New Discovery
        (Service Class)
         2003                                   127                9.95          1,259              0.00        0.70       32.50
         2002 (k)                                13                7.51             96              0.00        0.70      -24.92

Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Account:
       Oppenheimer Main Street
        Small Cap Growth (SC)
         2003                                   117               11.28          1,321              0.00        0.70       43.24
         2002 (k)                                49                7.88            386              0.00        0.70      -21.24

Investments in the Panorama
   Series Fund, Inc. (Service
   Class ("SC")) Sub-Account:
       Oppenheimer International
        Growth (SC)
         2003                                    64               10.22            652              0.32        0.70       44.52
         2002 (k)                                10                7.07             71              0.00        0.70      -29.28

Investments in the PIMCO
   Advisors Variable Insurance
   Trust Sub-Account (h):
       OpCap Small Cap (i)
         2003                                   254               10.24          2,599              0.04        0.70       41.66
         2002 (k)                               215                7.23          1,554              0.00        0.70      -27.74

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Small Cap

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
       Foreign Bond
         2003                                   132   $           10.77   $      1,421              2.85%       0.70%       1.54%
         2002 (k)                               101               10.60          1,063              2.77        0.70        6.04
       Total Return
         2003                                   188               11.05          2,074              4.84        0.70        4.31
         2002 (k)                               137               10.60          1,456              2.44        0.70        5.96

Investments in the Putnam Variable
   Trust (Class IB) Sub-Account:
     VT International Growth
       and Income (Class IB)
         2003                                    63               11.26            712              0.77        0.70       36.88
         2002 (k)                                18                8.23            151              0.00        0.70      -17.71

Investments in the Scudder
   Variable Series I Sub-Accounts:
       Balanced
         2003                                    38               10.26            388              2.20        0.70       17.11
         2002                                    19                8.76            165              2.32        0.70      -12.37
       Bond
         2003                                   115               16.37          1,878              4.20        0.70        4.33
         2002                                   120               15.69          1,887              6.29        0.70        6.90
         2001                                   121               14.68          1,775              3.37        0.70        5.00

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Account:
       LIT Growth and Income
        (Class II)
         2003                                    71               10.39            738              0.43        0.70       26.79
         2002 (k)                                36                8.19            296              0.00        0.70      -18.07

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant and Consultant SL Policies
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in The Alger
   American Fund Sub-Accounts:
     Growth
       2003                                     614   $           10.91   $      6,692              0.00%       0.00%      35.16%
       2002                                     417                8.07          3,366              0.04        0.00      -32.99
       2001                                     346               12.04          4,170              0.23        0.00      -11.82
     Income and Growth
       2003                                     388               12.46          4,831              0.31        0.00       29.84
       2002                                     343                9.60          3,290              0.62        0.00      -31.10
       2001                                     246               13.93          3,428              0.35        0.00      -14.32
     Leveraged AllCap
       2003                                     469               12.89          6,046              0.00        0.00       34.72
       2002                                     381                9.57          3,647              0.01        0.00      -33.91
       2001                                     301               14.48          4,358              0.00        0.00      -15.93
     MidCap Growth
       2003                                     663               16.32         10,823              0.00        0.00       47.79
       2002                                     516               11.05          5,704              0.00        0.00      -29.54
       2001                                     369               15.68          5,791              0.00        0.00       -6.52
     Small Capitalization
       2003                                     399                8.78          3,501              0.00        0.00       42.34
       2002                                     303                6.17          1,872              0.00        0.00      -26.23
       2001                                     223                8.36          1,868              0.04        0.00      -29.51

Investments in the Federated
   Insurance Series
   Sub-Accounts:
     Federated Capital Income
       Fund II (b)
       2003                                     136                8.20          1,114              6.00        0.00       20.67
       2002                                     130                6.80            882              4.75        0.00      -23.95
       2001                                      81                8.94            720              3.38        0.00      -13.72
     Federated Fund for U.S.
       Government Securities II
       2003                                     363               13.59          4,939              4.30        0.00        2.37
       2002                                     409               13.28          5,435              2.75        0.00        9.05
       2001                                     210               12.18          2,554              2.70        0.00        7.03
     Federated High Income
       Bond Fund II
       2003                                     345               11.57          3,988              5.81        0.00       22.21
       2002                                     184                9.46          1,737             10.39        0.00        1.39
       2001                                     144                9.33          1,347             10.88        0.00        1.38

(b) Previously known as Federated Utility Fund II

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            Consultant and Consultant SL Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the Fidelity
   Variable Insurance Products
   Fund Sub-Accounts:
     VIP Asset Manager
       2003                                     196   $           11.96   $      2,342              3.35%       0.00%      17.97%
       2002                                     123               10.14          1,245              3.77        0.00       -8.73
       2001                                      84               11.11            928              3.78        0.00       -4.09
     VIP Contrafund
       2003                                   1,012               13.65         13,816              0.42        0.00       28.46
       2002                                     784               10.63          8,334              0.83        0.00       -9.35
       2001                                     564               11.72          6,614              0.74        0.00      -12.24
     VIP Equity-Income
       2003                                     613               12.91          7,913              1.64        0.00       30.33
       2002                                     458                9.90          4,532              1.78        0.00      -16.95
       2001                                     347               11.92          4,134              1.63        0.00       -4.96
     VIP Growth
       2003                                   1,222               10.93         13,358              0.23        0.00       32.85
       2002                                     965                8.22          7,938              0.24        0.00      -30.11
       2001                                     701               11.77          8,245              0.07        0.00      -17.65
     VIP Index 500
       2003                                   2,029               10.95         22,212              1.26        0.00       28.41
       2002                                   1,666                8.53         14,210              1.16        0.00      -22.25
       2001                                   1,271               10.97         13,935              0.96        0.00      -12.10
     VIP Money Market
       2003                                   1,167               12.20         14,229              1.09        0.00        1.00
       2002                                   1,399               12.08         16,893              1.57        0.00        1.69
       2001                                     962               11.88         11,422              3.61        0.00        4.19
     VIP Overseas
       2003                                     301               10.96          3,295              0.70        0.00       43.37
       2002                                     205                7.65          1,569              0.76        0.00      -20.28
       2001                                     119                9.59          1,139              6.92        0.00      -21.17

Investments in the Janus Aspen
   Series Sub-Accounts:
     Balanced
       2003                                     890               14.79         13,163              2.23        0.00       14.05
       2002                                     794               12.97         10,298              2.60        0.00       -6.45
       2001                                     593               13.86          8,225              2.81        0.00       -4.67

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            Consultant and Consultant SL Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the Janus Aspen
   Series Sub-Accounts
   (continued):
     Flexible Income
       2003                                     282   $           14.08   $      3,958              5.09%       0.00%       6.39%
       2002                                     200               13.23          2,657              4.61        0.00       10.48
       2001                                     108               11.98          1,299              6.04        0.00        7.74
     Growth
       2003                                   1,252               10.68         13,368              0.09        0.00       31.73
       2002                                   1,183                8.11          9,588              0.00        0.00      -26.51
       2001                                     977               11.03         10,776              0.07        0.00      -24.73
     Mid Cap Growth (c)
       2003                                   1,168               11.17         13,048              0.00        0.00       35.10
       2002                                   1,029                8.27          8,507              0.00        0.00      -27.94
       2001                                     792               11.47          9,084              0.00        0.00      -39.45
     Worldwide Growth
       2003                                   1,280               10.66         13,654              1.07        0.00       23.99
       2002                                   1,169                8.60         10,055              0.91        0.00      -25.50
       2001                                     930               11.54         10,732              0.49        0.00      -22.44

Investments in the Janus Aspen
   Series (Service Shares)
   Sub-Account:
     International Value
       (Service Shares) (d)
       2003                                      29               10.44            302              0.61        0.00       33.39
       2002 (k)                                  18                7.83            137              0.06        0.00      -21.72

Investments in the LSA Variable
   Series Trust Sub-Accounts:
     LSA Balanced
       2003                                      33               10.69            353              1.71        0.00       29.22
       2002                                       9                8.27             71              2.54        0.00      -18.30
       2001 (m)                                 < 1               10.13            < 1              9.65        0.00        1.28

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(m) For the Period Beginning October 22, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            Consultant and Consultant SL Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the LSA Variable
   Series Trust Sub-Accounts
   (continued):
     LSA Basic Value
       2003                                     170   $           11.28   $      1,913              0.00%       0.00%      33.42%
       2002                                      54                8.45            463              0.00        0.00      -21.70
       2001 (m)                                   1               10.80             11              0.02        0.00        7.97
     LSA Diversified Mid-Cap
       2003                                      42               11.70            492              0.10        0.00       32.80
       2002                                      17                8.81            147              0.23        0.00      -19.25
       2001 (m)                                 < 1               10.91              5              0.13        0.00        9.08
     LSA Emerging Growth Equity
       2003                                      64               10.18            652              0.00        0.00       46.93
       2002 (k)                                   1                6.93              5              0.00        0.00      -30.75
     LSA Mid Cap Value
       2003                                     123               14.08          1,734              0.10        0.00       39.78
       2002                                      74               10.08            743              0.44        0.00       -7.49
       2001 (m)                                   1               10.89              7              0.56        0.00        8.92
     LSA Value Equity
       2003                                      38               10.74            409              1.98        0.00       30.44
       2002                                      18                8.24            148              0.00        0.00      -22.17
       2001 (m)                                 < 1               10.58            < 1              1.42        0.00        5.84

Investments in the MFS Variable
   Insurance Trust Sub-Accounts:
     MFS Emerging Growth Series
       2003                                     508                9.62          4,883              0.00        0.00       30.22
       2002                                     403                7.39          2,981              0.00        0.00      -33.76
       2001                                     307               11.15          3,424              0.00        0.00      -33.49
     MFS Investors Trust Series
       2003                                     303                9.72          2,944              0.82        0.00       22.14
       2002                                     327                7.96          2,604              0.58        0.00      -20.96
       2001                                     240               10.07          2,421              0.53        0.00      -15.95
     MFS New Discovery Series
       2003                                     267               16.83          4,493              0.00        0.00       33.72
       2002                                     202               12.59          2,545              0.00        0.00      -31.63
       2001                                     124               18.41          2,291              0.00        0.00       -5.03

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(m) For the Period Beginning October 22, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Consultant and Consultant SL Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the MFS Variable
   Insurance Trust Sub-Accounts
   (continued):
     MFS Research Series
       2003                                     200   $            9.73   $      1,949              0.63%       0.00%      24.70%
       2002                                     179                7.80          1,400              0.26        0.00      -24.54
       2001                                     141               10.34          1,459              0.01        0.00      -21.25
     MFS Total Return Series
       2003                                     665               14.10          9,368              1.69        0.00       16.32
       2002                                     586               12.12          7,105              1.10        0.00       -5.17
       2001                                     199               12.78          2,548              1.79        0.00        0.25

Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Account:
     Oppenheimer Main Street
     Small Cap Growth (SC)
       2003                                     113               11.41          1,284              0.00        0.00       44.24
       2002 (k)                                  38                7.91            305              0.00        0.00      -20.87

Investments in the PIMCO Advisors
   Variable Insurance Trust
   Sub-Accounts (h):
     OpCap Small Cap (i)
       2003                                      84               10.36            872              0.04        0.00       42.65
       2002 (k)                                  21                7.26            151              0.00        0.00      -27.40
     PEA Science and Technology (j)
       2003                                     190                8.91          1,691              0.00        0.00       63.33
       2002                                      54                5.45            293              0.00        0.00      -49.58
       2001 (m)                                   2               10.82             18              0.00        0.00        8.18

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Small Cap

(j) Previously known as OCC Science and Technology

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(m) For the Period Beginning October 22, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            Consultant and Consultant SL Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
     Foreign Bond
       2003                                      58   $           10.89   $        637              2.85%       0.00%       2.26%
       2002 (k)                                  24               10.65            261              2.77        0.00        6.53
     Total Return
       2003                                     262               11.18          2,930              4.84        0.00        5.04
       2002 (k)                                 111               10.65          1,182              2.44        0.00        6.45

Investments in the Putnam Variable
   Trust (Class IB) Sub-Account:
     VT International Growth
     and Income (Class IB)
       2003                                      40               11.40            452              0.77        0.00       37.84
       2002 (k)                                  19                8.27            153              0.00        0.00      -17.33

Investments in the Scudder
   Variable Series I
   Sub-Accounts:
     Balanced
       2003                                     204               11.79          2,405              2.20        0.00       17.93
       2002                                     173               10.00          1,733              2.32        0.00      -15.08
       2001                                     155               11.77          1,826              1.98        0.00       -6.06
     Bond
       2003                                     314               13.41          4,209              4.20        0.00        5.06
       2002                                     285               12.76          3,629              6.29        0.00        7.66
       2001                                     276               11.85          3,275              3.37        0.00        5.75
     Global Discovery
       2003                                     179               15.31          2,741              0.08        0.00       49.09
       2002                                     121               10.27          1,245              0.00        0.00      -19.89
       2001                                      80               12.82          1,024              0.00        0.00      -24.59
     Growth and Income
       2003                                     146                9.49          1,385              0.97        0.00       26.74
       2002                                     114                7.49            855              0.80        0.00      -23.13
       2001                                      76                9.74            741              0.97        0.00      -11.30
     International
       2003                                     159                9.10          1,443              0.72        0.00       27.75
       2002                                     113                7.12            806              0.92        0.00      -18.37
       2001                                     111                8.72            966              0.36        0.00      -30.86

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Consultant and Consultant SL Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the Strong
   Opportunity Fund II, Inc.
   Sub-Account:
     Opportunity Fund II
       2003                                     404   $           15.25   $      6,168              0.08%       0.00%      37.00%
       2002                                     361               11.13          4,016              0.55        0.00      -26.82
       2001                                     187               15.21          2,851              0.52        0.00       -3.70

Investments in the Strong
   Variable Insurance Funds,
   Inc. Sub-Accounts:
     Discovery Fund II
       2002 (l)                                   -                 N/A              -              0.00        0.00         N/A
       2001                                      41               12.66            519              0.95        0.00        4.08
     MidCap Growth Fund II
       2003                                     315               10.76          3,393              0.00        0.00       34.21
       2002                                     237                8.02          1,896              0.00        0.00      -37.55
       2001                                     189               12.84          2,425              0.00        0.00      -30.77

Investments in the T. Rowe Price
   Equity Series, Inc.
   Sub-Accounts:
     T. Rowe Price Equity Income
       2003                                     525               14.05          7,375              1.60        0.00       25.50
       2002                                     407               11.20          4,563              1.86        0.00      -13.12
       2001                                     235               12.89          3,028              1.64        0.00        1.46
     T. Rowe Price Mid-Cap
      Growth
       2003                                     514               16.58          8,517              0.00        0.00       38.39
       2002                                     347               11.98          4,161              0.00        0.00      -21.25
       2001                                     192               15.22          2,918              0.00        0.00       -0.92
     T. Rowe Price New
      America Growth
       2003                                     335                9.72          3,253              0.00        0.00       35.10
       2002                                      90                7.20            646              0.00        0.00      -28.31
       2001                                      50               10.04            503              0.00        0.00      -11.84

(l) For the Period Beginning January 1, 2002 and Ended May 15, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            Consultant and Consultant SL Policies (continued)
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the T. Rowe Price
   International Series, Inc.
   Sub-Account:
     T. Rowe Price International
       Stock
       2003                                     204   $            9.84   $      2,011              1.37%       0.00%      30.52%
       2002                                     149                7.54          1,122              1.25        0.00      -18.29
       2001                                      84                9.23            778              2.37        0.00      -22.21

Investments in the Van Kampen
   Life Investment Trust (Class II)
   Sub-Account:
     LIT Growth and Income
       (Class II)
       2003                                      82               10.51            858              0.43        0.00       27.67
       2002 (k)                                  18                8.23            151              0.00        0.00      -17.69

(k) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Consultant Accumulator and Consultant Protector
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the AIM Variable
   Insurance Funds Sub-Account:
     AIM V. I. Dent
       Demographics
       2003 (a)                                   3   $           14.16   $         44              0.00%       0.00%      41.58%

Investments in Alger American Fund
   Sub-Accounts:
     Growth
       2003 (a)                                  11               10.91            121              0.00        0.00       40.40
     Leveraged All Cap
       2003 (a)                                  10               12.89            125              0.00        0.00       35.76
     MidCap Growth
       2003 (a)                                  23               16.32            372              0.00        0.00       52.57

Investments in the Fidelity
   Variable Insurance Products
   Fund Sub-Accounts:
     VIP Contrafund
       2003 (a)                                  31               13.65            419              0.00        0.00       35.18
     VIP 'Equity-Income
       2003 (a)                                  19               12.91            244              0.00        0.00       40.23
     VIP Growth
       2003 (a)                                  27               10.93            293              0.00        0.00       40.83
     VIP Investment Grade Bond
       2003 (a)                                  10               10.38            107              0.00        0.00        3.80
     VIP Overseas
       2003 (a)                                  15               10.96            166              0.00        0.00       55.12

Investments in the Janus Aspen
   Series (Service Shares)
   Sub-Accounts:
     Balanced (Service Shares)
       2003 (a)                                  14               11.67            165              1.75        0.00       16.68
     International Value (Service
       Shares) (d)
       2003(a)                                    1               10.44             10              0.61        0.00       54.05
     Worldwide Growth
       (Service Shares)
       2003 (a)                                  12               13.45            163              0.42        0.00       34.53

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(d) Previously known as Global Value (Services Shares)

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Consultant Accumulator and Consultant Protector
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the Lazard Variable
   Series Trust Sub-Account:
     Emerging Markets                             1   $           16.19   $         24              0.01%       0.00%      61.93%
       2003(a)
Investments in the LSA Variable
   Series Trust Sub-Accounts:
     LSA Aggressive Growth
       2003(a)                                    1               14.38             21              0.00        0.00       43.85
     LSA Balanced
       2003(a)                                    5               10.69             51              1.71        0.00       32.53
     LSA Basic Value
       2003(a)                                    7               11.28             84              0.00        0.00       42.49
     LSA Blue Chip
       2003(a)                                    3               13.13             43              0.03        0.00       31.34
     LSA Capital Appreciation
       2003(a)                                    1               13.32             11              0.00        0.00       33.19
     LSA Capital Growth (e)
       2003(a)                                    1               13.17              9              0.27        0.00       31.73
     LSA Diversified Mid Cap
       2003(a)                                    4               11.70             51              0.10        0.00       40.61
     LSA Emerging Growth
       2003(a)                                    9               10.18             89              0.00        0.00       61.63
     LSA Equity Growth (g)
       2003(a)                                    2               12.97             20              0.00        0.00       29.69
     LSA Mid Cap Value
       2003(a)                                    5               14.08             73              0.10        0.00       48.04
     LSA Value Equity
       2003(a)                                    1               10.74             15              1.98        0.00       39.04

Investments in the MFS Variable
   Insurance Trust Sub-Accounts:
     MFS New Discovery Series
       2003 (a)                                   4               16.83             76              0.00        0.00       41.29
     MFS Utilities Series
       2003 (a)                                   3               13.96             44              0.00        0.00       39.61

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Account:
     Oppenheimer Main Street
       Small Cap Growth
       2003 (a)                                   8               15.32            117              0.00        0.00       53.25

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003
(e) Previously known as LSA Growth Equity
(g) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Consultant Accumulator and Consultant Protector
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------

Investments in the Panorama
   Series Fund, Inc.
   Sub-Account:
     Oppenheimer International
       Growth
       2003 (a)                                   2   $           17.29   $         41              0.00%       0.00%      72.87%

PIMCO Advisors Variable Insurance
   Trust Sub-Accounts (h):
     OpCap Small Cap (i)
       2003 (a)                                  18               10.36            185              0.04        0.00       54.40
     PEA Science & Technology (j)
       2003 (a)                                  12                8.91            109              0.00        0.00       59.35

Investments in the PIMCO Insurance
   Variable Trust Sub-Accounts:
     Money Market
       2003 (a)                                  31               10.06            314              0.63        0.00        0.57
     Foreign Bond
       2003 (a)                                   3               10.89             29              2.85        0.00       -0.17
     Total Return
       2003 (a)                                  22               11.18            245              4.84        0.00        3.38

Investments in the Putnam
   Variable Trust (Class IA)
   Sub-Accounts:
     VT High Yield (Class IA)
       2003 (a)                                  10               12.35            130              0.00        0.00       23.53
     VT International Growth
       and Income (Class IA)
       2003 (a)                                   3               15.00             43              0.00        0.00       50.02

Investments in the Rydex
   Variable Trust Sub-Account:
     Rydex Sector Rotation
       2003 (a)                                   4               13.68             58              0.00        0.00       36.77

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Small Cap

(j) Previously known as OCC Science and Technology

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Consultant Accumulator and Consultant Protector
                                        ----------------------------------------------------------------------------------------
                                                       At December 31,                       For the year ended December 31,
                                        ----------------------------------------------   ---------------------------------------
                                           Units        Accumulation       Net Assets      Investment       Expense      Total
                                           (000s)      Unit Fair Value       (000s)       Income Ratio*     Ratio**    Return***
                                        -----------   -----------------   ------------   ---------------   ---------   ---------
Investments in the Salomon
   Brothers Variable Series
   Funds Inc. Sub-Account:
     All Cap Fund
       2003 (a)                                   8   $           14.87   $        119              0.38%       0.00%      48.67%

Investments in the Scudder Variable
   Insurance Trust (Class A)
   Sub-Accounts:
     EAFE Equity Index (Class A)
       2003 (a)                                   4               14.48             58              0.00        0.00       44.76
     Equity 500 Index (Class A)
       2003 (a)                                  20               13.58            272              0.05        0.00       35.83
     Small Cap Index (Class A)
       2003 (a)                                  10               15.66            158              0.01        0.00       56.62

Investments in the Scudder Variable
   Series I Sub-Accounts:
     Balanced Portfolio
       2003 (a)                                   7               11.79             84              0.00        0.00       20.29

Investments in the T. Rowe Price
   Equity Series, Inc. Sub-Accounts:
     T. Rowe Price Equity Income
       2003 (a)                                  26               14.05            368              1.14        0.00       35.79

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF High Yield
       2003 (a)                                   3               12.10             37              0.00        0.00       20.99
     Van Kampen UIF U.S.
      Real Estate
       2003 (a)                                  10               14.04            146              0.00        0.00       40.36

Investments in the Van Kampen
   Life Investment Trust
   Sub-Account:
     LIT Growth and Income
       2003 (a)                                  15               13.55            206              0.00        0.00       35.47

(a) For the Period Beginning February 26, 2003 and Ended December 31, 2003

                                     PART C
                               OTHER INFORMATION

Item 26.
EXHIBITS

         (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant. (1)

         (b)      Custodian Agreement (Not Applicable)

         (c) (i) Form of Principal Underwriting Agreement (2) (ii) Form of Selling Agreement (3) (iii) Schedule of Sales Commissions (10)

         (d) Form of the Consultant Protector Flexible Premium Variable Universal Life Policy (9)

         (e)      Application Form (10)

         (f) (1) Certificate of Incorporation of Lincoln Benefit (1) (2) By-laws of Lincoln Benefit (1)

         (g)      Contracts of Reinsurance. (4)

         (h)      Fund Participation Agreements:

               (1) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc, Lincoln Benefit Life Company, and ALFS, Inc. (5)

               (2) Participation Agreement among the Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated. (1)

               (3) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

               (4) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (1)

               (5) Fund Participation Agreement (Service Shares) between Janus Aspen Series and Lincoln Benefit Life Company. (5)

               (6) Form of Participation Agreement among Lincoln Benefit Life Company, Lazard Asset Management and Lazard Retirement Series, Inc. (7)

               (7) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust. (6)

               (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company. (1)

               (9) (a) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust. (7)

               (9) (b) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors and Lincoln Benefit Life Company. (8)

               (10) Form of Participation Agreement among Oppenheimer Variable
                    Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (5)

               (11) Form of Participation Agreement among Panorama Series Fund,
                    OppenheimerFunds, Inc., and Lincoln Benefit Life Company.
                    (5)

               (12) Form of Participation Agreement among PIMCO Variable
                    Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC. (7)

               (13) Form of Participation Agreement among Putnam Variable Trust,
                    Putnam Retail Management, Inc., and Lincoln Benefit Life Company. (5)

               (14) Form of Participation Agreement among Rydex Variable Trust,
                    Padco Financial Services, and Lincoln Benefit Life Company.
                    (8)

               (15) Form of Participation Agreement between Salomon Brothers
                    Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benfit Life Company. (7)

               (16) Fund Participation Agreement between Lincoln Benefit Life
                    Company, Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc. (9)

               (17) Participation Agreement between Scudder Variable Life
                    Investment Fund and Lincoln Benefit Life Company. (1)

               (18) Form of Participation Agreement among Lincoln Benefit Life
                    Company, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (1)

               (19) Form of Participation Agreement among Van Kampen Life
                    Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company. (5)

               (20) Form of Participation Agreement among Lincoln Benefit Life
                    Company, Van Kampen Universal Institutional Funds, and Miller Anderson & Sherrerd, LLP (7)

               (21) Form of Participation Agreement among Van Eck Worldwide
                    Insurance Trust Van Eck Securities Corporation, Van Eck Associates Corporation, and Lincoln Benefit Life Company(11)

         (i) Administrative Contracts (Not Applicable)

         (j) Other Material Contracts (Not Applicable)

         (k) Opinion and Consent of Counsel (10)

         (l) Actuarial Opinion and Consent (10)

         (m) Sample Calculations (9)

         (n) Other Consents

                  (1) Independent Auditors' Consent (filed herewith)

                  (2) Consent of Attorneys (filed herewith)

         (o) Omitted financial statements (Not applicable)

         (p)      Initial Capital Arrangements (Not Applicable)

         (q)      Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (9)

         (r)      Table of Surrender Charge Factors and Percentages (10)

         (99)(a)  Powers of Attorney for Lawrence W. Dahl, Douglas F. Gaer, John
                  C. Lounds, J. Kevin McCarthy, Samuel H. Pilch, Steven E. Shebik, Casey J. Sylla, Michael J. Velotta, B. Eugene Wraith, James P. Zils (12)

         (99)(b)  Power of Attorney for Kevin R. Slawin (filed herewith)

-----------------------


     (1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333- 47717).

     (2) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

     (3) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).

     (4) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545, 811-7924).

     (5) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

     (6) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 April 1, 1999 (File No. 333-82427, 811-7924).

     (7) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).

     (8) Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

     (9) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed September 27, 2002 (file No. 333-100132, 811-7972).

     (10) Incorporated by reference from Pre-Effective Amendment to Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed December 17, 2002 (file No. 333-100132, 811-7972).

     (11) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account filed October 14, 2003 (File No. 333-109688)

      (12) Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 14, 2003 (File No. 333-82427, 811-7924)


Item 27.
EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

     Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Steven E. Shebik                    Director, Senior Vice President and Chief Financial Officer
Kevin R. Slawin                     Director
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Senior Vice President, General Counsel and Secretary
B. Eugene Wraith                    Director, President and Chief Operating Officer
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Senior Vice President and Chief Investment Officer
Dean M. Way                         Senior Vice President and Actuary
Anton J. Glacy, Jr                  Vice President
John E. Smith                       Vice President
James P. Zils                       Treasurer
Janet P. Anderbery                  Vice President
Bob W. Birman                       Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Karen C. Gardner                    Assistant Vice President
Emma M. Kalaidjian                  Assistant Secretary
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Dave Simek                          Authorized Representative


Item 28.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed March 11, 2004.


Item 29:
INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

         The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

         Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.




Item 30.
PRINCIPAL UNDERWRITERS

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Glenbrook Life and Annuity Company Separate Account A
        Glenbrook Life Multi-Manager Variable Account
        Glenbrook Life Variable Life Separate Account A
        Lincoln Benefit Life Variable Life Account
        Lincoln Benefit Life Variable Annuity Account
        Charter National Variable Annuity Account
        Intramerica Variable Annuity Account

         The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
      John K. McCarthy                      Director, President, Chief Executive Officer
      Casey J. Sylla                        Director
      Michael J. Velotta                    Director and Secretary
      Marian Goll                           Vice President, Treasurer and Financial Operations Principal
      Brent H. Hamann                       Vice President
      Andrea J. Schur                       Vice President
      Maribel V. Gerstner                   Assistant Vice President and Compliance Officer
      Joanne M. Derrig                      Assistant Vice President and Chief Privacy Officer
      William F. Emmons                     Assistant Secretary
      Emma M. Kalaidjian                    Assistant Secretary
      Barry S. Paul                         Assistant Treasurer
      Joseph Patrick Rath                   Vice President, General Counsel and Secretary
      James P. Zils                         Assistant Treasurer
      John E. Smith                         Chief Operations Officer


Item 31.
LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 32.
MANAGEMENT SERVICES

     None.

Item 33.
REPRESENTATION OF REASONABLENESS OF FEES

     Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 20, 2004.

                          LINCOLN BENEFIT LIFE VARIABLE
                                  LIFE ACCOUNT
                                  (Registrant)

                        By: Lincoln Benefit Life Company



                            By: /s/ B. Eugene Wraith
                 ----------------------------------------------
                                B. Eugene Wraith
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            By: /s/ B. Eugene Wraith
                 -----------------------------------------------
                                B. Eugene Wraith
                      President and Chief Operating Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in their respective capacities on the dates indicated.

         (Signature)                        (Title)                                          (Date)


/s/ B. Eugene Wraith
-----------------------------------         President, Chief Operating Officer               April 20, 2004
B. Eugene Wraith                            & Director
(Principal Executive Officer)



/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller                April 20, 2004
Samuel H. Pilch
(Principal Accounting Officer)



/s/ James P. Zils
---------------------------------           Treasurer                                        April 20, 2004
James P. Zils
(Principal Financial Officer)



/s/ Lawrence W. Dahl
---------------------------------           Director, Executive Vice President               April 20, 2004
Lawrence W. Dahl



/s/ Douglas F. Gaer
--------------------------------            Executive Vice President                         April 20, 2004
Douglas F. Gaer



/s/ John C. Lounds
--------------------------------            Director                                         April 20, 2004
John C. Lounds



/s/ J. Kevin McCarthy
--------------------------------            Director                                         April 20, 2004
J. Kevin McCarthy



/s/ Steven E. Shebik
--------------------------------            Director, Senior Vice President and              April 20, 2004
Steven E. Shebik                                 Chief Financial Officer



/s/ Kevin R. Slawin
--------------------------------            Director                                         April 20, 2004
Kevin R. Slawin



/s/ Casey J. Sylla
--------------------------------            Director, Chairman of the Board                  April 20, 2004
Casey J. Sylla                              and Chief Executive Officer




/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,                 April 20, 2004
Michael J. Velotta                          General Counsel and Secretary

INDEX TO EXHIBITS

FOR POST-EFFECTIVE AMENDMENT TO

REGISTRATION STATEMENT ON FORM N-6

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



EXHIBIT NO.                                                  SEQUENTIAL PAGE NO.


  26(n)(1)      Independent Auditors' Consent

  26(n)(2)      Consent of Attorneys

  99(b)         Power of Attorney for Kevin R. Slawin